File No. 333-16133*

811-4320

Securities and Exchange Commission

Washington, D.C. 20549

Form N-6

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 28

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 16

Ohio National Variable Account R

(Exact Name of Registrant)

Ohio National Life Assurance Corporation

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

1-800-366-6654

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	The prospectus contained in this registration statement also relates to flexible premium variable life insurance contracts no longer being sold but for which additional premium payments are accepted and which are covered by earlier registration statements under File No. 2-98265, 2-98266, 33-09520 and 333-53350.

PROSPECTUS

Vari-Vest V

Individual, Flexible Premium Variable Life Insurance Policy
Issued by

Ohio National Life Assurance Corporation
Ohio National Variable Account R

One Financial Way • Cincinnati, Ohio 45242 • (800) 366-6654

This prospectus describes an individual, flexible premium variable life insurance policy (called the “policy”, or the “contract”) offered through Ohio National Variable Account R (“VAR”), a separate account of ours. We are Ohio National Life Assurance Corporation (“ONLAC”), a subsidiary of The Ohio National Life Insurance Company (“Ohio National Life”).

This policy provides life insurance protection. Although you may allocate your net premium payments to registered investment companies (called a “Fund” or the “Funds”), your premium payments are not an investment in a retail mutual fund. Each Fund may have several series or portfolios (“portfolios”) that use different investment strategies or invest in different securities. VAR is the registered shareholder of the Funds’ shares. VAR purchases portfolio shares in accordance with your premium allocation choices and maintains the shares in Subaccounts (“Subaccounts”) of VAR. We may use the term “portfolios” or “Subaccounts” interchangeably to refer to the underlying investment choices.

This policy (i) is not a deposit or obligation of a bank, (ii) is not guaranteed by a bank, (iii) is not insured by the FDIC or any other government agency, and (iv) may go down in value.

To learn more about ONLAC, this policy and Ohio National Life, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2014. We have incorporated the SAI into this prospectus by reference. You can request a free copy by contacting us, contacting your registered representative or by logging onto the Securities and Exchange Commission’s website at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You should retain this prospectus for future reference. For information related to the portfolios to which you may allocate premium payments, please refer to the current fund prospectuses which should accompany this prospectus.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. The company does not authorize any information or representations regarding the variable aspects of the policy described in this prospectus other than as contained in this prospectus, the fund prospectuses or the statements of additional information of the funds.

Although this is a life insurance policy, your variable universal life insurance policy is different from a whole-life or term-life insurance policy. You may allocate your net premium payments among up to 18 of the investment options we offer, including the General Account. However, you will not own the shares of the portfolio. VAR is the registered owner of the portfolio shares. The portfolios are registered mutual funds that sell their shares only to registered separate accounts that support variable life insurance policies and variable annuity contracts. Within VAR, we have established Subaccounts that invest in the shares of the portfolios based on Policyholders’ premium allocations. We have listed the available portfolios in this prospectus, along with their respective investment advisers or investment subadvisers. The accompanying Fund prospectuses contain important information that describe the portfolios in more detail. If you did not receive the Fund prospectuses, please contact us or your registered representative. Your policy’s Accumulation Value will reflect the investment performance of the portfolios you select and is not guaranteed.

May 1, 2014

Form 5560.5	1

Form 5560.5	2

SUMMARY OF BENEFITS AND RISKS

This summary describes the Policy’s important benefits and risks. Following the summary, the prospectus discusses the benefits and risks in more detail.

Policy Benefits

Death Benefit — You may select one of two Death Benefit options — the level option (Option A) or the variable option (Option B). With certain limitations, you may also change Death Benefit options during the life of the policy. The Death Benefit under the level option is the Stated Amount. The Death Benefit under the variable option is the Stated Amount plus the Accumulation Value on the date of death.

Death Benefit Guarantee — The policy includes a Death Benefit Guarantee. Under this provision, we guarantee that the Death Benefit during the Death Benefit Guarantee period will not be less than the Stated Amount, provided you pay the Minimum Premium for each month that the Death Benefit Guarantee is active. Accordingly, adverse portfolio investment performance will not cause the policy to lapse as long as the Death Benefit Guarantee is in effect.

Loans — You may borrow against the Loan Value of your policy after the first Policy Year. The Loan Value is the Cash Surrender Value less the cost of insurance charges for the rest of the current Policy Year and will never be less than 90% of your Cash Surrender Value. Loan interest at a rate of 4.00% is taken from your cash surrender value and then credited to your loan collateral account. Any outstanding policy indebtedness will be deducted from Proceeds payable at the Insured’s death or upon maturity or surrender of the policy.

We charge you interest on loans you take from your contract values. The rate we deduct from your loan proceeds is 7.40%. This amount is equivalent to an annual rate of 8% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the contract year. At the beginning of each subsequent contract year, if you fail to pay the interest in cash, we will transfer sufficient accumulation value from the General Account and each Subaccount to pay the interest for the following contract year. The allocation will be in proportion to your Accumulation Value in each Subaccount.

Surrender Privileges — At any time you may surrender your policy in full and receive the Cash Surrender Value. Your policy also gives you a partial surrender right. At any time after the first policy anniversary from the issue date, you may withdraw part of your Cash Surrender Value. Such withdrawals will reduce your policy’s Death Benefit and may be subject to a Surrender Charge.

Free Look/Right to Return the Policy — Following the initial purchase of your policy or following any subsequent increase in the Stated Amount of your policy, you are entitled to a free look period. During the free look period, you may cancel the policy or increase, as applicable, and we will refund all the money you have paid for the policy or for the increase, as applicable, or the policy’s current value, depending on your state’s laws. Typically, the free look period expires 20 days from your Receipt of the policy or increase, although the free look period may be longer or shorter in some states.

Variable Investment Choices — Your policy permits you to allocate Net Premiums among up to 18 of the investment options we offer, which include the General Account and the variable portfolios listed in this prospectus. The portfolios are mutual funds registered under the Investment Company Act of 1940. Although you allocate your premiums to the portfolios, you do not own the shares of the portfolios. Portfolio shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to tax-qualified retirement plans.

For additional information concerning the Funds, including their investment objectives and associated charges and expenses, see the Fund prospectuses, which should accompany this prospectus. Read them carefully before investing. The Fund prospectuses may contain information about other funds that are not available as investment options for your policy. You cannot be sure that any Fund will achieve its stated objectives and policies.

General Account — You may elect to allocate Net Premiums to the General Account or to transfer Accumulation Value to the General Account from the Subaccounts of VAR. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account. Instead, we guarantee that your Accumulation Value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account.

Flexibility/Allocation of Premiums — You may allocate your Net Premiums among up to 18 investment options, including the variable Subaccounts and the General Account, in any combination of whole percentages. You indicate your initial allocation in the policy application. Thereafter, you may transfer Accumulation Values and reallocate future premiums.

Transfers — We allow transfers of Accumulation Values among the Subaccounts of VAR and to the General Account at any time. Transfers from the General Account to the Subaccounts of VAR are subject to certain restrictions and allocation of substantial sums to the General Account reduces the flexibility of the policy.

Form 5560.5	3

Tax Benefits — All Death Benefits paid under the policy will generally be excludable from the Beneficiary’s gross income for federal income tax purposes. Under current federal tax law, as long as the policy qualifies as a “life insurance policy,” any increases in Accumulation Value attributable to favorable investment performance should accumulate on a tax deferred basis in the same manner as with traditional whole life insurance.

Policy Risks

Liquidity Risk — Access to the value in your policy through loans or partial or full surrenders is subject to certain restrictions. Due to the deduction of policy fees and expenses, and due to the charge imposed on surrenders, not all of your policy value is immediately available. In addition, amounts allocated to the General Account are subject to restrictions on the amount that may be transferred to the Subaccounts.

Because of the limited liquidity and the substantial nature of the Surrender Charge in the early years of your policy (and following any increase in Stated Amount), the policy is not a suitable short-term investment.

Investment Performance — If you allocate your Net Premiums to the Subaccounts that invest in the portfolios, you will be subject to the risk that the investment performance will be unfavorable and that, due both to the unfavorable performance and the resulting higher insurance charges, the Accumulation Value will decrease. You are also subject to the risk that the portfolio(s) you select will have less favorable performance than other portfolios. You may have to pay additional premiums to keep the policy in force. It is possible to lose money by purchasing this policy.

Termination or Lapse — If the Cash Surrender Value in your policy is not enough to pay the monthly charges associated with your policy and the Death Benefit Guarantee is not active, your policy will enter a 61 day grace period that begins on the due date of the monthly charges. We will notify you in writing during the grace period that your policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient premium payment. In some states, we will also notify any secondary addressee on the policy. The premium payment necessary to keep a policy from lapsing at the end of the grace period may be substantially more than your planned premium. Absent receipt of the full amount of the premium payment necessary at the time you make the payment (which may be more or less than the Amount Due on your notice depending on the investment performance of your Subaccounts), your contract may still be subject to lapse. A lapsed policy may be reinstated, subject to certain restrictions.

Impact of Loans — A policy loan, whether or not repaid, will affect the Accumulation Value over time because we subtract the amount of the policy loan from the Subaccounts and/or the General Account as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher interest rate credited to the General Account. The amount of any policy loan will also count against the cumulative total premium payments you have made, which could cause the Death Benefit Guarantee to lapse.

We reduce the amount we pay to the Beneficiary upon the Insured’s death by any outstanding policy debt. Your policy may lapse (terminate without value) if policy debt plus any unearned loan interest reduces your net surrender value to zero.

If you surrender the policy or allow it to lapse while a policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Adverse Tax Consequences — Under certain circumstances (usually if your premium payments in the first seven Policy Years or less exceed specified limits established by the Internal Revenue Service), your policy may become a “modified endowment contract” (MEC). Under federal tax law, loans, withdrawals and other pre-death distributions received from a MEC policy are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. In addition, currently favorable tax laws with regards to life insurance may change.

Regarding preferred loans, it is possible that the Internal Revenue Service could deem preferred loans as distributions from the policy, thereby subjecting the loan amount to possible tax and penalties.

Death Benefit Proceeds may be subject to estate taxes.

Termination of the Death Benefit Guarantee — Your policy makes available a Death Benefit Guarantee period during which the policy will not lapse despite negative investment performance, provided you pay the Minimum Premium. Even if you have a Death Benefit Guarantee, you must monitor the investment performance of the policy as you near the end of your Death Benefit Guarantee period. It is possible for your policy to technically be in lapse, but be maintained by the Death Benefit Guarantee. If this is the case, at the end of the Death Benefit Guarantee period, your policy will lapse, subject to the 61 day grace period that begins on the due date of the monthly charges, during which time it will be necessary to make additional premium payments to maintain the policy. See the additional risks listed above for the impact of a lapsed policy.

Form 5560.5	4

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in the respective portfolio’s prospectus. Please refer to each portfolio’s prospectus and read it carefully for more information before investing. Copies of each portfolio’s prospectus can be obtained by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on the Commission’s EDGAR System found at www.sec.gov. There is no assurance that any of the portfolios will achieve its stated investment objective.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy or transfer the cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge (Federal Tax Charge)	Upon receipt.	1.25% of premiums for the first 10 policy years.
State Premium Taxes	Upon receipt.	Variable depending on state of policy issue. Between 0% and 6%.
Surrender Charge Maximum Surrender Charge Minimum Surrender Charge

Deducted from the Accumulation Value during the first 20 policy years, in the event of a full surrender, partial surrender, lapse and decreases in stated amount. The charge also applies for 20 years following an increase in the stated amount, but only for the amount of the increase. There is a secondary component included in the maximums which is only applicable during the first 8 years or 8 years following an increase.

$48.92 per $1000 of Stated Amount.(1) $7.32 per $1000 of Stated Amount.(2)
Surrender Charge for a 45 year old male, non-tobacco user, in the standard risk class, with death benefit option A and $100,000 Stated Amount.(3)	Upon surrender of the policy in the first policy year.	$3,042.00
Transfer Fees
Maximum	Upon the applicable transfer.	$15.00 per transfer.(4)
Illustration Charge
Maximum	Upon your request.	$100 per request.(5)
Annual Report of Policyholder’s account
Maximum	Upon special request.	$100 per request.
Loan Interest	Applied annually.	Annual rate of 7.4% of loan collateral account balance.
Reinstatement Fee	Upon request.	Accrued Monthly Deductions + 2 months Monthly Deductions

Form 5560.5	5

+ 6% interest on outstanding loan amount(6) + Premium Expense Charge(7)
Administrative Fee
Maximum	Upon partial surrender.	The lesser of $25 or 2% of the amount surrendered.

OPTIONAL RIDERS:
Accelerated Death Benefit Rider (Lifetime Advantage Rider)
Maximum	When exercised.(8)	$100.00

(1)  The maximum surrender charge is for a 56 year old male, smoker.

(2) The minimum surrender charge is for a female, age 0, standard.

(3) These characteristics describe a representative insured. Please note that the charges will vary based upon your age, gender and risk class. Surrender charges specific to your Policy can be found in your Policy documents or obtained by calling us at 1-800-366-6654.

(4) Currently $3.00 per transfer, with the first 4 transfers during any given policy year free.

(5) Currently, standard, automated illustrations are provided at no charge. We may charge up to $100 for illustrations which require manual calculations or manipulation or revision to the generating software. Manual calculations required for illustrations involving increase in death benefits, addition of new riders and cases in lapse pending.

(6) 6% interest is calculated on any loan amount from the date the policy lapsed.

(7) Premium Expense Charge is comprised of the distribution charge and the state premium taxes as described in “Premium Expense Charge.” The premium expense charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and 2 months of Monthly Deductions due at the time of reinstatement.

(8) Charge only applies if you have elected to add the specified rider to your Policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*
Maximum	Monthly.	$83.33 per $1000 of Stated Amount.(2)
Minimum		$0.05 per $1000 of Stated Amount.(1)
Representative Insured (45 year old male, non-tobacco, Standard Risk class with death benefit Option A and $100,000 Stated Amount)(3)		$0.24 per $1000 of Stated Amount.
Maintenance Fee
Maximum	Monthly.	$7.00 per month.
Risk Charge
Maximum	Daily.	0.75% of the variable Accumulation Value (annualized).

Death Benefit Guarantee Option	Monthly	• $0.01 per $1000 Stated Amount for the 10-year-or-to-age-70 guarantee. • $0.03 per $1000 of Stated Amount for the guarantee to maturity. There is no charge for the 5 year

Form 5560.5	6

death benefit guarantee.
OPTIONAL RIDERS:
Additional Term Life Insurance Rider (Term Rider)
Maximum	Monthly.**	$83.33 per $1000 of Stated Amount.(4)
Minimum		$0.06 per $1000 of Stated Amount.(5)

Representative Insured (45 year old male, non-tobacco class)		Charge for a Representative purchase is $0.24 per $1000 of Stated Amount.

Term Life Insurance for Additional Insured (Additional Insured Term or Spouse Term)
Maximum	Monthly.**	$83.33 per $1000 of Stated Amount.(6)
Minimum		$0.05 per $1000 of Stated Amount.(7)

Representative Insured (45 year old male, non-tobacco, Standard Risk class)		Charge for a Representative purchaser is $0.24 per $1000 of Stated Amount.

Family Term Life Insurance
Maximum	Monthly.**	$0.44 per $1000 of Stated Amount of total children’s coverage.
Continuation of Coverage Rider

Maximum	Monthly.**	$0.17 per $1000 of Stated Amount.(8)
Minimum		$0.00 per $1000 of Stated Amount.(9)
Representative Insured (male, age 45, non-tobacco)		$0.0003 per $1000 of Stated Amount.

Accidental Death Benefit
Maximum	Monthly.**	$0.29 per $1000 of Stated Amount.(10)
Minimum		$0.05 per $1000 of Stated Amount.(11)
Representative Insured (male, aged 45, Non-Smoker Class)		$0.077 per $1000 of Stated Amount.
Guaranteed Purchase Option
Maximum	Monthly.**	$0.19 per $1000 of Stated Amount.(12)
Minimum		$0.02 per $1000 of Stated Amount.(13)
Representative Insured (25 year old insured)		$0.10 per $1000 of Stated Amount.
Waiver of Stipulated Premium for Total Disability
Maximum	Monthly.**	$0.18 per $1.00 of stipulated premium.(14)
Minimum		$0.01 per $1.00 of stipulated premium.(15)
Representative Insured (male, age 45, non-tobacco)		$0.03 per $1.00 of stipulated premium.

Form 5560.5	7

Preferred Loan Rider	Monthly.**	0.20% of Accumulation Value (annualized).

 * The cost of insurance varies based on individual characteristics. The cost of insurance charge shown in the table may not be representative of the charge that a particular Policyholder will pay. Please contact your representative for a quote of what your charge would be. If you are not sure who your representative is, contact us at 1-800-366-6654 to find out your representative of record. Maximums will not exceed charges posted in the 1980 Commissioners Standard Ordinary Mortality tables. The tables are adopted by the various Departments of Insurance to determine amounts necessary to calculate Cash Values and Policy reserves.

** Charge only applies if you have elected to add the specified rider to your policy.

(1) The minimum cost of insurance charge is for a female, age 0.

(2) The maximum cost of insurance charge is for a male, age 99, smoker.

(3) The characteristics describe a representative insured. Please note that the charges will vary based upon your age, gender, risk class, and stated amount.

(4) Maximum charge is for a male, age 80, smoker class.

(5) Minimum charge is for a female, age 18, preferred non-smoker class.

(6) Maximum charge is for a male, age 99, smoker class.

(7) Minimum charge is for a female, age 0, standard class.

(8) Maximum charge is for a female, age 80, preferred non-smoker.

(9) Minimum charge is for a male, age 18, smoker class.

(10) Maximum charge is for a male, age 69, Table D rated class.

(11) Minimum charge is for a female, age 0.

(12) Maximum charge is for a 39 year old insured.

(13) Minimum charge is for a 0 year old insured.

(14) Maximum charge is for a male, age 59, smoker, Table D rated.

(15) Minimum charge is for a female, age 18, non-smoker.

The following table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Annual Portfolio Operating Expenses

	Minimum	Maximum
(Expenses deducted from portfolio assets, including management fees, 12b-1 fees and other portfolio operating expenses.)	0.36%	2.88%

GENERAL DESCRIPTION OF OHIO NATIONAL LIFE

Ohio National Life Assurance Corporation

We were established on June 26, 1979 under the laws of the State of Ohio to facilitate the issuance of certain insurance policies that do not share in our investment performance. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico. Our address is One Financial Way, Cincinnati, Ohio 45242. We are obligated to pay all amounts promised to the Policyholders of our policies. Amounts in the separate accounts, however, are subject to market risk.

Ohio National Variable Account R (“VAR”)

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law and federal securities law, VAR’s assets are held separate from our assets and exclusively for the benefit of policyholders and persons entitled to payments under the policies. VAR’s assets are not chargeable with liabilities arising out of our other business.

Form 5560.5	8

We keep VAR’s assets segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR’s Subaccounts.

VAR has Subaccounts corresponding to each of the Funds listed in this prospectus. VAR may in the future add or delete investment Subaccounts. Each investment Subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each Subaccount are credited to or charged against that Subaccount without regard to income or gains or losses from any other Subaccount and do not reflect the investment experience of Ohio National Life Assurance Corporation’s other assets.

The Ohio National Life Insurance Company (“Ohio National Life”)

Ohio National Life was organized under the laws of the State of Ohio on September 9, 1909 as a stock life insurance company. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc., a holding company. It writes life insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets of approximately $38.8 billion and equity in excess of $2.0 billion. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your policy.

Ohio National Life and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable products. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable products and about the benefits of variable products generally. These additional amounts are paid from our profits, not deducted from the Policyholders’ purchase payments. Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our products. As with reimbursements, these payments are not deducted from Policyholders’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

Ohio National Life believes that, consistent with well established industry and the Commission practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

THE PORTFOLIOS

The operations of each portfolio, its investment adviser and its investment objectives and policies are described in the Fund prospectus which should accompany this product prospectus. Net Premiums under the policy may be allocated to the Subaccounts of VAR which invest exclusively in portfolio shares. Accordingly, the Accumulation Values you allocate to the Subaccounts will vary with the investment performance of the portfolios.

The value of each Fund’s investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in those investments to meet changes in economic conditions. For additional information concerning each Fund, including their investment objectives, risks, performance and charges, see the fund prospectuses. Copies of the fund prospectuses can be obtained from your registered representative or by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on their EDGAR System found at www.sec.gov. Read the prospectuses carefully before investing.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Some of the Fund of Funds invest primarily in a portfolio of exchange-traded funds (“ETFs”). Because the Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have

Form 5560.5	9

higher expenses than direct investments in the underlying funds. You can invest directly in ETFs and do not have to invest through a variable contract or a mutual fund. You should read the Fund prospectuses carefully for more information.

Periodically some of the Funds may be closed to future allocation of premium payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to Policyholders prior to any such closure.

Listed below are all of the portfolios available in your policy, their adviser and subadviser (if applicable) and investment objective:

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective
Ohio National Fund

Equity Portfolio	(ClearBridge, LLC)(1)	Long-Term Growth Of Capital
Money Market Portfolio	Ohio National Investments, Inc.	Maximum Current Income Consistent with Preservation of Principal and Liquidity
Bond Portfolio	Ohio National Investments, Inc.	High Level Of Income And Opportunity for Capital Appreciation Consistent with Preservation of Capital
Omni Portfolio	(Suffolk Capital Management, LLC)(1)	High Level of Long-Term Total Return Consistent with Prudent Investment Risk

International Portfolio	(Federated Global Investment Management Corp.)(1)	Long-Term Growth Of Capital
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)(1)	Long-Term Growth Of Capital
Capital Appreciation Portfolio	(Jennison Associates LLC)(1)	Long-Term Growth Of Capital

Aggressive Growth Portfolio	(Janus Capital Management LLC)(1)	Long-Term Capital Growth
Small Cap Growth Portfolio	(Janus Capital Management LLC)(1)	Long-Term Capital Appreciation
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management, L.P.)(1)	Long-Term Total Return
Capital Growth Portfolio	(Eagle Asset Management, Inc.)(1)	Long-Term Capital Appreciation

S&P 500® Index Portfolio	Ohio National Investments, Inc.	Total Return Approximating that of the Standard & Poor’s 500® (S&P 500®) Index including reinvestment of dividends, at a risk level consistent with that of the S&P 500®
High Income Bond Portfolio	(Federated Investment Management Company)(1)	High Current Income

Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)(1)	Growth Of Capital and Income
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.	Long-Term Growth Of Capital

Form 5560.5	10

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective
Bristol Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital
Bryton Growth Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital
Balanced Portfolio	(ICON Advisers, Inc.)(1)	Capital Appreciation and Income

Target VIP Portfolio	(First Trust Advisors L.P.)(1)	Above Average Total Return

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	Invesco Advisers, Inc.	Long-Term Growth of Capital

Dreyfus Variable Investment Fund (Service Shares)

Appreciation Portfolio	(Fayez Sarofim & Co.)(2)	Long-Term Capital Growth consistent with capital preservation and a Secondary Goal of Current Income

Federated Insurance Series (Service Shares)

Federated Kaufmann Fund II	(Federated Global Investment Management Corp)(3)	Capital Appreciation

Fidelity® Variable Insurance Products Fund /Service Class 2
Fidelity® VIP Contrafund® Portfolio	(FMR Co., Inc.)(4)	Long-Term Capital Appreciation
Fidelity® VIP Mid Cap Portfolio	(FMR Co., Inc.)(4)	Long-Term Growth Of Capital
Fidelity® VIP Growth Portfolio	(FMR Co., Inc.)(4)	Capital Appreciation

Fidelity® VIP Equity-Income Portfolio	(FMR Co., Inc.)(4)	Reasonable Income; Will Also Consider the Potential for Capital Appreciation; Goal is to Provide a Yield that Exceeds the Composite Yield of the S&P 500®
Fidelity® VIP Real Estate Portfolio	Fidelity SelectCo, LLC	Above Average Income and Long-Term Capital Growth, consistent with reasonable investment risk; Goal is to Provide a Yield that Exceeds the Composite Yield of the S&P 500®

Ibbotson® ETF Allocation Series (Class II)

Ibbotson® Conservative ETF Asset Allocation Portfolio(9)	(Ibbotson Associates, Inc.)(5)	Current Income and Preservation Of Capital
Ibbotson® Income and Growth ETF Asset Allocation Portfolio(9)	(Ibbotson Associates, Inc.)(5)	Current Income and Capital Appreciation
Ibbotson® Balanced ETF Asset Allocation Portfolio(9)	(Ibbotson Associates, Inc.)(5)	Capital Appreciation and Some Current Income
Ibbotson® Growth ETF Asset Allocation Portfolio(9)	(Ibbotson Associates, Inc.)(5)	Capital Appreciation

Form 5560.5	11

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Ibbotson ® Aggressive Growth ETF Asset Allocation Portfolio(9)	(Ibbotson Associates, Inc.)(5)	Capital Appreciation

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund (Class 2)	(Templeton Investment Counsel, LLC)(6)	Maximize Income While Maintaining Prospects for Capital Appreciation
Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Advisers, Inc.	Capital Appreciation
Templeton Foreign VIP Fund (Class 2)	Templeton Investment Counsel, LLC	Long-Term Capital Growth
Franklin Founding Fund Allocation VIP Fund(9) (Class 4)	Franklin Templeton Services, LLC(7)	Capital Appreciation With Income As A Secondary Goal

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund (formerly Growth and Income)	Goldman Sachs Asset Management, L.P.	Long-Term Capital Appreciation

Goldman Sachs U.S. Equity Fund	Goldman Sachs Asset Management, L.P.	Long-Term Growth Of Capital And Dividend Income

Goldman Sachs Strategic Growth Fund (formerly Capital Growth)	Goldman Sachs Asset Management, L.P.	Long-Term Growth Of Capital
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)	Total Return
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)	Capital Growth and Appreciation
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)	Capital Growth
Janus Aspen Series (Service Shares)
Janus Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital
Global Research Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital

Balanced Portfolio	Janus Capital Management LLC	Long-Term Capital Growth, Consistent with Preservation of Capital and Balanced by Current Income

Overseas Portfolio	Janus Capital Management LLC	Long-Term Growth of Capital

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management, Inc.	Capital Appreciation
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment management, Inc.	Capital Growth Over the Long Term

Form 5560.5	12

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation
Legg Mason Partners Variable Equity Trust (Class I)

ClearBridge Variable All Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio)	(ClearBridge Investments, LLC)(8)	Long-Term Capital Growth With Current Income As A Secondary Consideration
ClearBridge Variable Equity Income Portfolio (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio)	(ClearBridge Investments, LLC)(8)	High Level of Current Income with Long Term Capital Appreciation as a Secondary Objective
ClearBridge Variable Large Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio)	(ClearBridge Investments, LLC)(8)	Long-Term Growth of Capital With Current Income As A Secondary Consideration

MFS® Variable Insurance Trust(SM) (Service Class)
MFS® New Discovery Series	Massachusetts Financial Services Company	Capital Appreciation
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company	Capital Appreciation
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company	Capital Appreciation
MFS® Total Return Series	Massachusetts Financial Services Company	Total Return
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, Inc.	Growth of Capital
PIMCO Variable Insurance Trust (Administrative Shares)

Real Return Portfolio	Pacific Investment Management Company LLC	Maximum Real Return, Consistent With Preservation of Real Capital and Prudent Investment Management
Total Return Portfolio	Pacific Investment Management Company LLC	Maximum Total Return, Consistent With Preservation of Capital and Prudent Investment Management
Global Bond Portfolio	Pacific Investment Management Company LLC	Maximum Total Return, Consistent With Preservation of Capital and Prudent Investment Management

Form 5560.5	13

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective
CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC	Maximum Real Return Consistent with Prudent Investment Management
The Prudential Series Fund, Inc.
Jennison Portfolio	Jennison Associates LLC	Long-Term Growth Of Capital
Jennison 20/20 Focus Portfolio	Jennison Associates LLC	Long-Term Growth Of Capital

Royce Capital Fund (Investment Class)

Royce Small-Cap Portfolio	Royce & Associates, LLC	Long-Term Growth of Capital
Royce Micro-Cap Portfolio	Royce & Associates, LLC	Long-Term Growth of Capital

Morgan Stanley The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	Morgan Stanley Investment Management, Inc.	Seek Above Average Total Return Over a Market Cycle of Three to Five Years by Investing Primarily in a Diversified Portfolio of Fixed Income Securities
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management, Inc.	Long-Term Capital Appreciation by Investing Primarily in Growth-Oriented Equity Securities of Large Capitalization Companies
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management, Inc.	Above Average Current Income and Long-Term Capital Appreciation by Investing Primarily in Equity Securities of Companies in the U.S. Real Estates Industry, Including Real Estate Investment Trusts

____________

(1)  Subadviser to Ohio National Investments, Inc.

(2) Subadviser to The Dreyfus Corporation.

(3) Subadviser to Federated Equity Management Company of Pennsylvania.

(4) Subadviser to Fidelity Management & Research Company

(5) Subadviser to ALPS Advisors, Inc.

(6) Subadviser to Franklin Advisers, Inc.

(7) Franklin Templeton Services, LLC is the administrator for Franklin Founding Fund Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(8) Subadviser to Legg Mason Partners Fund Advisor, LLC

(9) This fund is a Fund of Funds. Expenses for these type of funds may be higher because the Policyholders bear a proportion of the expenses of underlying funds in which these Fund of Funds invest.

THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and are not subject to the Securities and Exchange Commission’s regulatory oversight.

Form 5560.5	14

General Description

The General Account consists of all assets we own other than those in the variable account and any other separate accounts we may establish. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account. You may elect to allocate Net Premiums to the General Account or to transfer Accumulation Value to the General Account from the Subaccounts of the variable account. The allocation or transfer of funds to the General Account does not entitle a Policyholder to share in the investment experience of the General Account. Instead, we guarantee that your Accumulation Value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account. Consequently, if you pay the Planned Premiums, allocate all Net Premiums only to the General Account and make no transfers, partial surrenders, or Policy loans, the minimum amount and duration of your Death Benefit will be determinable and guaranteed. Transfers from the General Account to VAR are partially restricted and allocation of substantial sums to the General Account reduces the flexibility of the Policy.

Accumulation Value

The Accumulation Value in the General Account on the later of the Issue Date or the day we receive your Initial Premium is equal to the portion of the net premium allocated to the General Account, minus a pro rata portion of the first Monthly Deduction.

Thereafter, until the maturity date, we guarantee that the Accumulation Value in the General Account will not be less than the amount of the net premiums allocated or Accumulation Value transferred to the General Account, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all charges and interest thereon allocable to the General Account and any amounts deducted from the General Account in connection with partial surrenders and loans and interest thereon or transfers to VAR or the Loan Collateral Account.

We guarantee that interest credited to your Accumulation Value in the General Account will not be less than an effective annual rate of 4% per year. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. The Policyholder assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The Accumulation Value in the General Account will be calculated on each Valuation Date.

Voting Rights

We will vote the Fund shares held in the various Subaccounts of VAR at Fund shareholder meetings in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your policy’s Accumulation Value in a Subaccount by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes for which you have the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the Fund meeting. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Fund. There is no minimum number of Policyholders required to reach a quorum. We will vote Fund shares attributable to policies as to which no instructions are received, and any Fund shares held by VAR which are not attributable to policies, in proportion to the voting instructions which are received with respect to policies participating in VAR. As a result, a small number of Policyholders may determine the outcome of a vote submitted to the Fund by VAR. Each person having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory policy of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policyholder in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would be inconsistent with the investment objectives of VAR or would result in the purchase of securities for VAR which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report.

CHARGES

We make charges against or deductions from premium payments, Accumulation Values and policy surrenders in the manner described below.

Form 5560.5	15

Premium Expense Charges

Each premium payment is subject to a Premium Expense Charge, including payments made for Monthly Deductions when reinstating the policy. The Premium Expense Charge is deducted in proportion to your current premium allocation choices. The Premium Expense Charge has two components:

Federal Tax Charge. The policy is subject to a charge of 1.25% of premiums paid in the first 10 years. This charge compensates us for federal tax charges.

State Premium Tax. Your premium payments will be subject to the state premium tax and/or any other state or local charges levied against your Policy, if applicable. Currently, most state premium taxes range from 0% to 6%.

Monthly Deduction

As of the Policy Date and each subsequent Process Day, we will deduct from the Accumulation Value of your Policy and in proportion to the values in your various Subaccounts and the General Account, a Monthly Deduction to cover certain charges and expenses incurred in connection with the Policy.

The Monthly Deduction consists of:

• the cost of insurance,

•  a maintenance fee of $7 for the cost of establishing and maintaining policy records and processing applications and notices, and

• the cost of additional insurance benefits provided by rider.

Your cost of insurance is determined on a monthly basis, and is determined separately for your initial Stated Amount and each subsequent increase in the Stated Amount. The monthly cost of insurance rate is based on the Insured's sex, rate class and Attained Age. The cost of insurance is calculated by multiplying (i) by the result of (ii) minus (iii), where:

(i) is the cost of insurance rate as described in the Policy. Such actual cost will be based on our expectations as to future mortality experience. It will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. Such rates for smokers and non-smokers are based on the 1980 Commissioners Standard Ordinary, Male or Female, Smoker or Nonsmoker, Age nearest birthday Mortality Tables. The cost of insurance charge is guaranteed not to exceed such table rates for the Insured’s risk class;

(ii) is the Death Benefit net of Policy Indebtedness at the beginning of the Policy Month divided by 1.0032737 (the monthly equivalent of the guaranteed rate in the General Account); and

(iii) is Accumulation Value net of Policy Indebtedness at the beginning of the Policy Month.

In connection with certain employer-related plans, cost of insurance rates may not be based on sex.

The monthly charge for the Death Benefit Guarantee is $0.00, $0.01, or $0.03 per $1,000 of your stated amount, depending upon which Death Benefit Guarantee period you choose.

Not all of your premium payments are allocated to your cash value. In addition to the deduction of charges, investment performance will impact the amount you pay for certain charges. Not paying premiums will result in reduced cash value, thereby affecting the charges assessed to your Policy.

Risk Charge

Your Accumulation Value in VAR, but not your Accumulation Value in the General Account, will also be subject to a risk charge, deducted in proportion to the values in your various Subaccounts, intended to compensate us for assuming certain mortality and expense risks in connection with the Policy. Such charge will be assessed daily against each of the variable Subaccounts at an annual rate of 0.75%. The risks we assume include the risks of greater than anticipated mortality and expenses.

Surrender Charge

After the free look period and during the early years of your Policy and following any increase in Stated Amount, a Surrender Charge is assessed in connection with all complete surrenders, all lapses, all decreases in Stated Amount and certain partial surrenders.

If you surrender your Policy in full or it lapses when a Surrender Charge applies, we will deduct the total charge from your Accumulation Value. If you decrease the Stated Amount of your Policy while a Surrender Charge applies, your Accumulation

Form 5560.5	16

Value will be charged with the portion of the total Surrender Charge attributable to the Stated Amount cancelled by the decrease.

Such Surrender Charge consists of two components:

•  a contingent deferred sales charge, which applies to your initial policy for 20 years from the policy date and to any increase for 20 years from the effective date of such increase,

• a contingent deferred insurance underwriting charge, which applies for 8 years from such dates.

Partial surrenders in any Policy Year totaling 10% or less of the Cash Surrender Value of your Policy as of the end of the previous Policy Year are not subject to any Surrender Charge. Partial surrenders in any Policy Year in excess of 10% of the Cash Surrender Value of your Policy as of the end of the previous Policy Year will be subject to that percentage of the total Surrender Charges that is equal to the percentage of Cash Surrender Value withdrawn minus 10%.

For example, assume a Policy which now has, and at the end of the previous Policy Year had, an Accumulation Value of $11,100 and a Surrender Charge of $1,100. The Cash Surrender Value of the Policy is therefore $10,000. If you decide to withdraw 25% of such Cash Surrender Value ($2,500), we will impose a charge equal to 15% (25% minus 10%) of the total Surrender Charge (.15 x $1,100 = $165) and reduce your accumulation value by that amount, as well as by the $2,500 you withdrew and the applicable administrative fee.

Transfer and Administrative Fees

A transfer fee (currently $3 and guaranteed not to exceed $15) will be imposed on transfers of values from one portfolio to another or to the General Account or from the General Account to a variable portfolio. Currently, the Company is not assessing this charge on the first 4 transfers made in any Policy Year. Other restrictions may apply to transfers. Please see “Transfers” and “Excessive Trading and Market Timing” for information on other potential restrictions. For partial surrenders, an administrative fee will be charged equal to the lesser of $25 or 2% of the amount surrendered.

Illustration Charge and Charge for Annual Report of Account Status

A fee, not to exceed $100, may be charged for any illustration of benefits and values that you may request after the Issue Date. Currently, standard, automated illustrations are provided at no charge at the time of purchase and after issue. We may charge up to $100 for illustrations which require manual calculations or manipulation or revision to the generating software. Manual calculations are required for illustrations cases in lapse pending and cancellations.

Each year we will send you an annual report which shows the current Accumulation Value, the Cash Surrender Value, the Stated Amount, any Policy Indebtedness, any partial withdrawals since the date of the last report, investment experience credited since the last report, premiums paid and all charges imposed since the last annual report. A fee not to exceed $100 may be charged for a special request for an annual report of your account status. A request for an annual report of your account is a special request when it is for a time period other than a Policy Year. We will also send you all reports required by the 1940 Act.

Loan Interest

We charge you interest in advance on loans you take from your policy values. The annual rate is 7.40% of loan account balance for regular loans.

Reinstatement Fee

You will be required to pay a reinstatement fee in order to reinstate your policy. The reinstatement fee is comprised of Accrued Monthly Deductions, 2 months of Monthly Deductions calculated based upon your Attained Age, gender, risk class, rating and Stated Amount at the time of reinstatement, 6% interest on any outstanding loan amount from the time the policy lapsed and a Premium Expense Charge. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and the 2 months of Monthly Deductions due at the time of reinstatement. Please see “Premium Expense Charge” for more information about the charge. At the time of reinstatement, the policy will be restored to the same Accumulation Value you had when the policy lapsed. The Policy Date and Stated Amount, as well as your Subaccount allocations, remain the same as when the policy lapsed. Monthly deductions and charges for the Policy after reinstatement will be based upon your Attained Age, gender, risk class, rating and Stated Amount at the time of reinstatement.

The reinstatement fee is calculated by adding (i) plus (ii) plus (iii) plus (iv), where:

(i) is the Accrued Monthly Deductions;

Form 5560.5	17

(ii) is 2 months of Monthly Deductions calculated based upon your Attained Age, gender, risk class, rating and Stated Amount at the time of reinstatement;

(iii) is 6% interest on any outstanding loan amount from the time the policy lapsed; and

(iv) is the Premium Expense Charge on the amounts in (i) and (ii).

Other Charges

Subject to certain requirements, one or more optional insurance benefits may be added to your policy, including riders providing preferred loans, additional term insurance, spouse/additional insured term insurance, family plan/children insurance, a guaranteed purchase option, accidental death, waiver of premium, continuation of coverage and accelerated Death Benefit. More detailed information concerning such riders may be obtained from your registered representative. Optional riders may not be approved in all states and may be no longer offered by the Company at anytime, without prior notice. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. Charges for riders are set forth in the Fee Tables.

The accelerated Death Benefit, also called the Lifetime Advantage Rider, permits you to withdraw up to half the value of your policy (up to $250,000.00) in the event you are diagnosed with a terminal disease and not expected to live more than 12 months. There may be an administrative charge of $100 if permitted under state law for this rider and you can select the rider at anytime by contacting us.

We may also charge the assets of each portfolio and the General Account to provide for any federal taxes that may become payable by us in respect of such assets. Under current federal law, no such federal taxes are anticipated. In addition, the Funds pay certain fees and expenses from Fund assets. These fees and expenses are reflected in your unit values. The principal expenses at the Fund level are investment advisory fees and Fund operating expenses. The Funds pay their Advisers annual fees on the basis of each portfolio’s average daily net assets during the month for which the fees are paid. The charges are detailed in the Funds’ prospectuses.

GENERAL DESCRIPTION OF THE POLICY

Ownership Rights

The Policy belongs to the person named in the application, unless later changed. The Policyholder is the Insured unless the application specifies a different person as the Insured or the Policyholder is changed thereafter. While the Insured is living, the Policyholder may exercise all of the rights and options granted in the Policy, with the consent of any irrevocable Beneficiary and subject to the terms of any assignment of the Policy. Your principal rights as Policyholder are as follows:

• to appoint or change beneficiaries;

• to receive amounts payable before the death of the Insured;

• to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

• to change the Policyholder of the Policy; and

• to change the face amount of the Policy.

No change of a Policyholder or a Beneficiary will take effect unless we receive written request thereof and the new Policyholder or Beneficiary must have an insurable interest in the life of the Insured at the time of the requested change of a Policyholder or Beneficiary. This requirement may not apply in some states. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

The policy may be assigned as collateral security. We must be notified in writing if the policy has been assigned. Each assignment will be subject to any payments made or action taken by us prior to our notification of such assignment. We are not responsible for the validity of an assignment. The Policyholder’s rights and the rights of the Beneficiary may be affected by an assignment. We will not allow an assignment that, in our sole opinion, could result in the transfer of any rights or benefits payable under the policy to a person, entity or a trust that does not have an insurable interest in the life of the Insured at the time of the requested assignment.

Form 5560.5	18

Allocation of Premiums

In the Policy application, you may direct the allocation of your net premium payments among up to 18 investment options, including the Subaccounts of VAR and the General Account. Your initial allocation will take effect on the first Process day following the Issue Date or, if later, when we receive your Initial Premium payment. Pending such allocation, Net Premiums will be held in the Money Market Portfolio. If you fail to indicate an allocation in your Policy application, we will leave your Net Premiums in the Money Market Portfolio until we receive allocation instructions. You will receive a Policy Amendment with your Policy stating that the premium payment was allocated to the Money Market Portfolio. The amount allocated to any Subaccount or the General Account must equal a whole percentage. You may change the allocation of your future Net Premiums at any time upon written notice to us. Premiums allocated to an increase will be credited to the Subaccounts and the General Account in accordance with your premium allocation then in effect on the later of the date of the increase or the date we receive such a premium.

Transfers

You may transfer the Accumulation Value of your Policy among the Subaccounts of VAR and to the General Account at any time. Each amount transferred must be at least $300 unless a smaller amount constitutes the entire Accumulation Value of the Subaccount from which the transfer is being made, in which case you may only transfer the entire amount. There is a transfer fee of $3 for each transfer, but we are presently waiving that charge for the first 4 transfers during a Policy Year. Such fee is guaranteed not to exceed $15 in the future.

Transfers from the General Account to the Subaccounts are subject to additional restrictions. No more than 25% of the Accumulation Value in the General Account as of the end of the previous Policy Year, or $1,000, if greater, may be transferred to one or more of the Subaccounts in any Policy Year.

To the extent that transfers, surrenders and loans from a Subaccount exceed net purchase payments and transfers into that Subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio’s securities on short notice could be detrimental to that portfolio and to Policyholders with values allocated to the corresponding Subaccount. To protect the interests of all Policyholders we may limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day’s total net assets of that Fund if we or the Fund, in our or their discretion, believe that the Fund might otherwise be damaged.

If and when transfers must be so limited, some transfers will not be made. In determining which transfers will be made, scheduled transfers will be made first, followed by mailed written requests in the order received and, lastly, telephone and facsimile transfers in the order received. This policy will be applied uniformly without exception. If your transfers are not executed, we will notify you first by telephone, then by mail if we are unable to contact you by telephone. Current rules of the Commission preclude us from processing at a later date those requests that were not honored. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not honored because of these limitations.

We will process a transfer at the end of the Valuation Period on which we receive your request in Good Order. For example, if we receive your request in Good Order by 4:00 p.m. (Eastern Time) on a day when the New York Stock Exchange is open for unrestricted trading, the amount of Accumulation Value you have available to transfer will be based on that day’s price. Please see “Accumulation Unit Values” and “Determination of Variable Accumulation Values” for more information regarding the calculation of your Accumulation Value.

If you request to rebalance your subaccount allocations by changing the percentage of funds allocated to different subaccounts, we will only be able to comply with your request by using a two business day transfer process. The contract does not provide for this type of request to be processed within one business day.

Electronic Access

If you give us authorization, your Policy and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the Policyholder a written confirmation of all electronic transfers. However, if we cannot complete a transfer as requested, our customer service representative will contact the Policyholder in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

We reserve the right to limit or restrict electronic access in any form at any time as to any Policyholder.

Form 5560.5	19

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your registered representative’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our Receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our Home Office.

Excessive Trading and Market Timing

We discourage excessive trading and market timing through your Policy and have policies and procedures in place with respect to such activities. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The Policy and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the Policyholder is determined to have traded excessively, we will notify the Policyholder in writing that his or her Policy will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the Policyholder will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of Policy values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The Policyholder will be informed in writing of the denial of future transfer privileges. If a Policyholder decides to surrender the Policy following suspension of transfer privileges, the Policyholder will incur the resulting Surrender Charge.

We may, in our sole discretion, take any Policy off of the list of monitored policies, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all Policyholders uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a Policy on the list of monitored policies despite the fact the Policyholder has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your Policy.

Some of the factors we may consider when determining whether or not to place a Policy on the list of monitored policies may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Policyholders who have not engaged in market timing or excessive trading may also be prevented from transferring Policy values if we, or the portfolios, believe that an intermediary associated with the Policyholder’s account has otherwise been involved in market timing or excessive trading on behalf of other Policyholders. Likewise, Policyholders who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

We may alter or amend this Policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Form 5560.5	20

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of Policyholders and the amounts and dates of any purchase, redemption, transfer or exchange requests by Policyholders. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a Policyholder upon instruction from the Funds.

Conversion

Once during the first two years following the Issue Date and the date of any increase in Stated Amount, you may convert your Policy or increase, as applicable, to a fixed benefit flexible premium policy by transferring all of your Accumulation Value to the General Account. After such a transfer, minimum values and Death Benefits under your Policy will be determinable and guaranteed. Accumulation Values will be determined as of the date we receive a conversion request at our Home Office. There will be no change in Stated Amount as a result of the conversion and no evidence of insurability is required. Outstanding loans need not be repaid in order to convert your Policy. Transfers of Accumulation Value to the General Account in connection with such a conversion will be made without charge. You may continue to benefit from riders you have selected in this policy upon converting your policy to a fixed benefit flexible premium policy. Please speak with your registered representative for additional information.

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or secretary. No registered representative may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

• to make the Policy or VAR comply with any law or regulation issued by a governmental agency to which we are subject;

• to assure continued qualification of the Policy as a life insurance contract under the Internal Revenue Code or other Federal or state laws relating to variable life policies;

• to reflect a change in the operation of VAR; or

• to provide additional Subaccount and/or Guaranteed Account options.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of any governmental agency to which we are subject, we reserve the right to amend the provision to conform to these laws.

Free Look Period

You have the right to examine and cancel your Policy by returning the Policy to us (or to the registered representative who sold it) on or before 20 days after you receive the Policy. There may be longer or shorter periods depending upon applicable state law. See the “Free Look” provision of your Policy. If you decide to cancel the Policy during the Free Look period, we will treat the Policy as if we never issued it. We will refund monies owed within 7 days after we receive the returned Policy at our Home Office. Initial Premium payments are held in the Money Market Portfolio until the first Process Day following the Issue Date. Your Initial Premiums, therefore, will not share in the investment experience of your initial allocations until the first Process Day. Your state’s laws will determine if we return Accumulation Values or the full refund of Premiums if you choose to cancel the policy during the free look period.

If you live in a state that requires us to return a full refund of premium, we will refund the greater of:

• your entire payment; or

• the Accumulation Value plus deductions under the Policy for taxes, charges or fees. (Surrender Charges will not be assessed.)

If you live in a state that requires us to return Accumulation Value, we will refund:

• your Accumulation Value as of the date we receive the returned Policy, plus

• any deductions under the Policy for taxes, charges or fees. (Surrender Charges will not be assessed).

We may postpone payment of the refund under certain conditions. For example, we may delay refund of any payment you made by check until the check has cleared your bank.

Form 5560.5	21

Free Look for Increases in Face Amount

Similarly, after an increase in face amount, we will mail or deliver to you a free look notice for the increase. You will have the right to cancel the increase on or before 20 days after you receive the notice. This period may be longer based upon applicable state law. Premium that you submit to us for the approved increase will be invested in your specified Subaccount allocations upon Receipt. If you cancel the increase, you will receive a credit to your Accumulation Value of the charges deducted for the increase. You may elect to have the premium that you submitted to us for the increase either be returned to you or applied to your policy if you decide to cancel the increase.

We may postpone payment of the refund under certain conditions. For example, we may delay refund of any payment you made by check until the check has cleared your bank.

State Variations

Any state variations in the Policy are described in a special Policy form for use in that state. This prospectus provides a general description of the Policy. If you would like to receive a copy of your Policy and any of its endorsements and riders, please contact our Home Office.

Withholding Payment after Premium Payment

We may withhold payment of any increased Accumulation Value or Loan Value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

Other Policies

We offer other variable life insurance policies that may invest in the same portfolios of the Funds. We also offer a full line of traditional life insurance and fixed and variable annuity contracts through our affiliated company, The Ohio National Life Insurance Company. For more information about these policies or contracts, please contact us or your registered representative.

PREMIUMS

Purchasing a Policy

To purchase a Policy, you must submit a completed application to us through one of our licensed agents who is also a registered representative of a registered broker-dealer who has a selling arrangement with Ohio National Equities, Inc. (“ONEQ”). This Policy is not available to legal residents of the state of New York.

The minimum initial amount of insurance coverage (or face amount) is $50,000. The Policy will generally not be issued to anyone over the age of 80 will not be issued on the 29th, 30th or 31st of any month.

An Initial Premium is required to purchase a Policy. The Initial Premium is allocated to the Money Market Portfolio until the first Process Day following the Issue Date, at which time your initial allocation will take effect. In addition, you must pay a Minimum Premium to keep the Death Benefit Guarantee in effect during the Death Benefit Guarantee Period. The Death Benefit Guarantee is discussed in more detail later in this prospectus. You must have paid, cumulatively, total premiums that equal or exceed the monthly Minimum Premium indicated on the Policy specification page multiplied by the number of Policy Months the Policy has been in effect. If you fail to meet this requirement, the Death Benefit Guarantee is no longer in effect and may generally not be reinstated. For purposes of determining whether you have met the cumulative total premium requirement, we will consider your cumulative total premium payments to be an amount equal to the payments you have actually made minus any policy loans and partial surrenders. The monthly Minimum Premium indicated on the specification page of your Policy will remain a level amount until you reach the end of the Death Benefit Guarantee Period shown on the specification page. The monthly Minimum Premium will increase with any increase in the Stated Amount and decrease with any decrease in Stated Amount. The monthly Minimum Premium may also be changed upon any other type of Policy change. You choose the Death Benefit Guarantee period from among the available periods. Currently there are three different periods available: five years; to age 70 (or 10 years, if later); or to maturity. Not all options are available in all states.

We may, at our discretion, refuse to accept a premium payment of less than $25 or one that would cause the Policy, without an increase in Death Benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law.

Form 5560.5	22

To aid you in formulating your insurance plan under the Policy, you will adopt a planned premium schedule at the time of purchase indicating your intended level of payments. The planned premium will generally be an amount greater than your Minimum Premium and less than your Guideline Annual Premium, if applicable. You do not have to follow the planned premium, as it is only a planning device. Paying the planned premium does not guarantee that the Policy will not lapse, unless the Death Benefit Guarantee is in effect.

This Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. The aim of this strategy is to continue borrowing from the Policy, while leaving sufficient Cash Surrender Value in the Policy to pay the monthly charges and deductions. You may be required to pay additional premiums to keep the Policy from lapsing. Anyone considering using the Policy as a source of tax-free income by taking out Policy loans should consult a competent tax adviser about the tax risks inherent in such a strategy before purchasing the Policy.

Lapse

Provided you pay the Minimum Premiums required to maintain the Death Benefit Guarantee, your Policy will not lapse during the Death Benefit Guarantee Period. If you fail to pay the Minimum Premiums, the Death Benefit Guarantee expires. Without the Death Benefit Guarantee, the Policy will remain in force only as long as the Cash Surrender Value, less any outstanding Policy Indebtedness, is sufficient to pay the next Monthly Deduction. When the Cash Surrender Value will not pay the next Monthly Deduction, you will have a 61 day grace period in which to increase your Cash Surrender Value by paying additional premiums. The grace period begins on the Process Day upon which the policy goes into lapse pending status. We will notify you in writing that your Policy has entered the 61 day grace period. In some states, we will also notify a second addressee listed on the policy. If you do not pay sufficient additional premiums during the grace period, the Policy will lapse and terminate without value.

Reinstatement

Once a Policy has lapsed, you may request reinstatement of the Policy any time within five years of the lapse. Satisfactory proof of insurability and payment of a reinstatement fee are required for reinstatement. While we may reinstate your Policy, we generally will not reinstate the Death Benefit Guarantee. Your cost of insurance will generally be higher for a reinstated Policy.

Replacing Existing Insurance

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only if you determine that this Policy is better for you. You may have to pay a Surrender Charge on your existing insurance, and this Policy will impose a new Surrender Charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If, for example, you surrender your existing policy for cash and then buy the Policy, you may have to pay Federal income tax, possibly including a 10% penalty tax, on the surrender. The issuance of the Policy may be delayed where you are replacing existing insurance if (i) we have not received the required replacement forms; or (ii) we have not received the Proceeds from your existing insurance and we have not otherwise received sufficient premium directly from you to put the Policy in force.

Applying For A Policy

After receiving a completed application from a prospective Policyholder, we will begin the underwriting process to decide the insurability of the proposed Insured. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We may require medical examinations and other information before deciding insurability. We will issue a Policy only after underwriting has been completed. We reserve the right to modify our minimum face amount and underwriting requirements at any time, and to reject an application for any reason permitted by law.

If a prospective Policyholder makes an initial payment of at least one minimum monthly payment, we will provide temporary insurance during underwriting. The temporary insurance will be for up to a maximum of $1,000,000, depending on the Age and underwriting class of the proposed Insured and whether the proposed Insured has other coverage with us. This coverage will continue for no more than 90 days from the date of the application and, if required, the completed medical exam. We will return only the premium paid if death occurs during this coverage under certain circumstances as described in the Limited Temporary Life Insurance Agreement.

If you have made premium payments before we issue the Policy, but no temporary insurance is in effect because of the 90 day limit discussed above, we will allocate those premium payments to a non-interest bearing account. If the Policy is not issued and accepted, we will return premium payments to the payor of the premium payments without interest.

Form 5560.5	23

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the application has been approved, and the proposed Insured is alive and in the same condition of health as described in the application. Full insurance coverage under the Policy will take effect when the Policy has been issued and only if the minimum initial premium also has been paid. This is the Policy date that we use to measure monthly processing dates, Policy Years and Policy Anniversaries. We begin to deduct monthly charges from your Accumulation Value on the Policy date.

Limitation on Right to Contest

We will not contest the insurance coverage provided under the policy, except for any subsequent increase in Stated Amount, after the policy has been in force during your lifetime for a period of two years from the Policy Date or Issue Date depending upon the state law in which you reside. This provision does not apply to any rider which grants disability or accidental death benefits. Any increase in the Stated Amount will not be contested after such increase has been in force during your lifetime for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the increase. The basis for contestability will vary by state. A new contestable period of two years begins at reinstatement. A new two year contestable period for the event of suicide begins as well although some states limit the new contestable period to one year.

Accumulation Unit Values

We use accumulation units as a measure of value for bookkeeping purposes. When you allocate Net Premiums to a Subaccount, we credit your Policy with accumulation units. Premiums are credited to the contract’s cash value on the basis of the Subaccount valuation next determined after Receipt of a premium. In addition, other transactions, including loans, partial and full surrenders, transfers, surrender and service charges, and Monthly Deductions, affect the number of accumulation units credited to your Policy. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected Subaccount. We determine the unit value of each Subaccount on each valuation date. The number of units so credited or debited will be based on the unit value on the Valuation Date on which the premium payment or transaction request is received by us at our Home Office. The number of units credited will not change because of subsequent changes in unit value. The dollar value of each Subaccount’s units will reflect asset charges and the investment performance of the corresponding portfolio of the Funds.

The accumulation unit value of each Subaccount’s unit initially was $10. The unit value of a Subaccount on any Valuation Date is calculated by multiplying the Subaccount unit value on the previous Valuation Date by its Net Investment Factor for the current Valuation Period.

Determination of Variable Accumulation Values

Your Accumulation Value in VAR may increase or decrease depending on the investment performance of the Subaccounts you choose. There is no guaranteed minimum Accumulation Value in VAR.

The Accumulation Value of your Policy will be calculated initially on the later of the Issue Date or when we first receive a premium payment. After that, it is calculated on each Valuation Date. Valuation Dates are typically days when the New York Stock Exchange is open for unrestricted trading. On the initial valuation date, your Accumulation Value will equal the initial premium paid minus the Premium Expense Charge and the first Monthly Deduction. On each subsequent Valuation Date, your Accumulation Value will be (1) plus any transactions referred to in (2), (3) and (4) and minus any transactions referred to in (5), (6) and (7) which occur during the current Valuation Period, where:

(1) is the sum of each Subaccount’s Accumulation Value as of the previous Valuation Date multiplied by each Subaccount’s Net Investment Factor for the current Valuation Period;

(2) is Net Premiums allocated to VAR;

(3) is transfers from the Loan Collateral Account as a result of loan repayments and reallocations of Accumulation Value from the General Account;

(4) is interest on Policy Indebtedness credited to the variable Subaccounts;

(5) is transfers to the Loan Collateral Account in connection with policy loans and reallocations of Accumulation Value to the General Account;

(6) is any partial surrender made (and any Surrender Charge imposed); and

(7) is the Monthly Deduction.

Form 5560.5	24

Net Investment Factor

We use a Net Investment Factor to measure investment performance of each Subaccount and to determine changes in unit value from one Valuation Period to the next. The Net Investment Factor for a Valuation Period is (a/b)–c where:

(a) is (i) the value of the assets of the Subaccount at the end of the preceding Valuation Period, plus (ii) the investment income and capital gains, realized or unrealized, credited to the assets of the Subaccount during the Valuation Period for which the Net Investment Factor is being determined, minus, (iii) any amount charged against the Subaccount for taxes or any amount set aside during the Valuation Period by us to provide for taxes we determine are attributable to the operation or maintenance of that Subaccount (currently there are no such taxes);

(b) is the value of the assets of the Subaccount at the end of the preceding Valuation period; and

(c) is a charge no greater than 0.75% on an annual basis for mortality and expense risks. This amount may be reduced, depending on your Policy’s cash value. We are not currently reducing this amount.

DEATH BENEFITS AND POLICY VALUES

As long as the Policy remains in force we will, upon Receipt of due proof of the Insured’s death, pay the Policy Proceeds to the Beneficiary. The amount of the Death Benefit payable will be determined as of the date of death, or on the next following Valuation Date if the date of death is not a Valuation Date.

Unless a Settlement Option is elected, the Proceeds will be paid according to your Beneficiary’s selection from the settlement options listed in the Policy. We offer both beneficiaries and Policyholders a wide variety of Settlement options listed in the Policy. If no selection is made, the Proceeds will be paid in a lump sum.

Settlement Options

In addition to a lump sum payment of benefits under the Policy, any Proceeds may be paid in any of the five methods described in your Policy. The five Settlement Options are (i) Proceeds at interest, (ii) Payment for a period of time, (iii) Life Income (Under this option, the policy has no more value after the death of the Beneficiary.), (iv) Payment of Certain Amount, or (v) Joint and Survivor life income. For more details, contact your registered representative. A settlement option may be designated by notifying us in writing at our Home Office. Any amount left with us for payment under a settlement option will be transferred to the General Account. During the life of the Insured, the Policyholder may select a settlement option. If a settlement option has not been chosen at the Insured’s death, the Beneficiary may choose one. If a Beneficiary is changed, the settlement option selection will no longer be in effect unless the Policyholder requests that it continue. A settlement option may be elected only if the amount of the Proceeds is $5,000 or more. In some states, the Beneficiary may select a settlement option other than a lump sum distribution even if the amount of the Proceeds are less than $5,000. We can change the interval of payments if necessary to increase the payments to at least $25 each.

The Policy provides for two Death Benefit options: a level option (“Option A”) and a variable option (“Option B”). Generally, you designate the Death Benefit option in your Policy application. Subject to certain restrictions, you may change the Death Benefit option from time to time. As long as the Policy remains in force, the Death Benefit under either option will never be less than the Stated Amount of the Policy.

Option A — Level Benefit

The Death Benefit is the greater of:

• the Policy’s Stated Amount on the date of death, or

• the death benefit determined by the Corridor Percentage Test.

The death benefit determined by the Corridor Percentage Test equals the Accumulation Value of the Policy on the date of death plus such Accumulation Value multiplied by the corridor percentage. The corridor percentage varies with Attained Age, as indicated in the following table:

Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage
40 & below	150%	52	71%	64	22%	91	4%
41	143	53	64	65	20	92	3%
42	136	54	57	66	19	93	2%
43	129	55	50	67	18	94	1%
44	122	56	46	68	17	95 & above	0%

Form 5560.5	25

Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage
45	115	57	42	69	16
46	109	58	38	70	15
47	103	59	34	71	13
48	97	60	30	72	11
49	91	61	28	73	9
50	85	62	26	74	7
51	78	63	24	75-90	5

Illustration of Option A.  The purpose of this illustration is to provide an example of how the Corridor Percentage Test affects the death benefit. Assume that the Insured’s Attained Age at time of death is 40 and the Stated Amount of the Policy is $100,000.

Under these circumstances, any time the Accumulation Value of the Policy is less than $40,000.00, the Death Benefit will be the Stated Amount. However, any time the Accumulation Value exceeds $40,000.00, the Death Benefit will be greater than the Policy’s $100,000.00 Stated Amount due to the Corridor Percentage Test. This is because the Death Benefit for an Insured who dies at age 40 must be at least equal to the Accumulation Value plus 150% of the Accumulation Value. Consequently, each additional dollar added to Accumulation Value above $40,000.00 will increase the Death Benefit by $2.50. Similarly, to the extent Accumulation Value exceeds $40,000.00, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $48,000.00 to $40,000.00, the Death Benefit will be reduced from $120,000.00 to $100,000.00. However, further reductions in the Accumulation Value below the $40,000.00 level will not affect the Death Benefit so long as the reductions are due to performance. Reductions due to surrenders, loans and partial surrenders do affect the Death Benefit.

In the foregoing example, the breakpoint of $40,000.00 of Accumulation Value for using the Corridor Percentage Test to calculate the Death Benefit was determined by dividing the $100,000.00 Stated Amount by 100% plus 150% (the corridor percentage at age 40, as shown in the table above). For your Policy, you may make the corresponding determination by dividing your Stated Amount by 100% plus the corridor percentage for your Attained Age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the Corridor Percentage Test. If your Accumulation Value is greater than such dollar figure, your Death Benefit will be determined by the Corridor Percentage Test. If it is less, your Death Benefit will be your Stated Amount.

Option B — Variable Benefit

The Death Benefit is equal to the greater of:

• the Stated Amount plus the Accumulation Value on the date of death, or

• the death benefit determined by the Corridor Percentage Test as described above.

Illustration of Option B.  Again assume that the Insured’s Attained Age at the time of death is 40 and that the Stated Amount of the policy is $100,000.00.

Under these circumstances, a Policy with Accumulation Value of $20,000.00 will have a Death Benefit of $120,000.00 ($100,000.00 + $20,000.00). An Accumulation Value of $60,000.00 will yield a Death Benefit of $160,000.00 ($100,000.00 + $60,000.00). The Death Benefit under this illustration, however, must be at least equal to the Accumulation Value plus 150% of the Policy’s Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,667.00, the Death Benefit will be greater than the Stated Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,667.00 will increase the Death Benefit by $2.50. Under this illustration, a policy with an Accumulation Value of $80,000.00 will provide a Death Benefit of $200,000.00 ($80,000.00 + (150% x $80,000.00)).

Similarly, to the extent that Accumulation Value exceeds $66,667.00, each dollar taken out of Accumulation Value reduces the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000.00 to $68,000.00, the Death Benefit will be reduced from $200,000.00 to $170,000.00.

In the foregoing example, the breakpoint of $66,667.00 of Accumulation Value for using the Corridor Percentage Test to calculate the Death Benefit was determined by dividing the $100,000.00 Stated Amount by 150% (the corridor percentage at age 40, as shown in the table above). For your Policy, you may make the corresponding determination by dividing your Stated Amount by the corridor percentage for your Attained Age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the Corridor Percentage Test. If your Accumulation Value is greater than

Form 5560.5	26

such dollar figure, your Death Benefit will be determined by the Corridor Percentage Test. If it is less, your Death Benefit will be your Stated Amount plus your Accumulation Value.

Change in Death Benefit Option

Generally, after the second Policy Year, you may change your Death Benefit option on any Process Day by sending us a written request. We may, in our discretion, refuse to accept a change in Death Benefit option that will disqualify the policy as a life insurance contract under the Code. Changing Death Benefit options from Option B to Option A will not require evidence of insurability. Changing Death Benefit options from Option A to Option B may require evidence of insurability. The effective date of any such change will be the Process Day on or following the date of Receipt of your request.

As a general rule, when you wish to have favorable investment performance reflected in higher Accumulation Value, you should elect the Option A Death Benefit. Conversely, when you wish to have favorable investment performance reflected in increased insurance coverage, you should generally elect the Option B Death Benefit.

If you change your Death Benefit option from Option A to Option B, your new Stated Amount will decrease by the amount of your Accumulation Value at the time of the change. This change may not be permitted if the new Stated Amount is less than issue amount limits.

If you change your Death Benefit option from Option B to Option A, your new Stated Amount will increase by the amount of your Accumulation Value to equal the Death Benefit which would have been payable under Option B on the effective date of the change. For example, an Option B policy with a $100,000.00 Stated Amount and $20,000.00 Accumulation Value ($120,000.00 Death Benefit) would be converted to an Option A policy with $120,000.00 Stated Amount. Again, the Death Benefit would remain the same on the effective date of the change. A change in the Death Benefit option will not alter the amount of the Accumulation Value or the Death Benefit payable under the Policy on the effective date of the change. However, switching between the variable and the level options will alter your insurance program with consequent effects on the level of your future Death Benefits, Accumulation Values and premiums. For a given Stated Amount, the Death Benefit will be greater under Option B than under Option A, but the Monthly Deduction will be greater under Option B than under Option A. Furthermore, assuming your Accumulation Value continues to increase, your future cost of insurance charges will be higher after a change from Option A to Option B and lower after a change from Option B to Option A. If your Accumulation Value decreases in the future, the opposite will be true. Changes in the cost of insurance charges have no effect on your Death Benefit under Option A. Under Option B, however, increased cost of insurance charges will reduce the future Accumulation Value and Death Benefit to less than they otherwise would be.

Death Benefit Guarantee

We guarantee that the Policy will not lapse during the Death Benefit Guarantee Period provided you pay the Minimum Premium. The amount of any policy loans and partial surrenders will count against the cumulative total premium payments you have made. As long as the Death Benefit Guarantee is in effect, the Policy will not lapse even if, because of adverse investment performance, the Cash Surrender Value falls below the amount needed to pay the next Monthly Deduction. A charge per $1,000 of stated amount will be made for each month the Death Benefit Guarantee is in effect. The charge is $0.00 if you choose a 5 year guarantee; $0.01 if you choose the guarantee to the later of age 70 or 10 years, or $0.03 if you choose the guarantee to maturity. (Only the 5 year guarantee is available in Massachusetts and Texas.)

If on any Process Day the Minimum Premium requirement is not met, we will send you a notice of the required payment. If we do not receive the required payment within 61 days of the date of the mailing of such notice, the Death Benefit Guarantee will no longer be in effect. Generally, the Death Benefit Guarantee may not be reinstated once it has been lost.

Changes in Stated Amount

Subject to certain limitations, you may at any time after the first Policy Year increase your Policy’s Stated Amount or decrease your Stated Amount by sending us a written request. We may limit you to two such changes per Policy Year. Any change must be for at least $5,000. The effective date of the increase or decrease will be the process day on or following approval of the request. A change in Stated Amount will affect those charges assessed on a per $1000 of Stated Amount disclosed in the fee tables and Surrender Charges.

Increases.   An increase is treated similarly to the purchase of a new Policy. To obtain an increase, you must submit a supplemental application to us with satisfactory proof of insurability. An increase to the policy may result in a different cost of insurance charge for the increase depending upon insurability at the time of the increase. Depending on your Accumulation Value, you may or may not have to pay additional premiums to obtain an increase. If you must pay an additional premium, we must receive it by the effective date of the increase. The Minimum Premium required to maintain the Death Benefit Guarantee will be increased upon an increase in Stated Amount.

Form 5560.5	27

After an increase, a portion of your premium payments will be allocated to the increase. The allocated amounts will be in the same proportion to your total premium payments as the guideline annual premium for the increase is to the guideline annual premium for your initial Stated Amount plus the guideline annual premiums for all increases.

Only the increase in Stated Amount will be subject to the additional Surrender Charge.

With respect to premiums allocated to an increase, you will have the same free look and conversion rights with respect to an increase as with the initial purchase of your Policy.

Decreases.  You may decrease your Stated Amount after the first Policy Year from the issue date or the date of any increase, subject to the following limitations:

•  The Stated Amount after any requested decrease may not be less than the minimum Stated Amount of $50,000.

•  We will not permit a decrease in stated amount if the policy’s cash value is such that reducing the stated amount would cause the policy to cease to be life insurance as determined by the Corridor Percentage Test.

•  We will not permit a decrease in Stated Amount if the decrease would disqualify the policy as life insurance under the Code.

If you decrease your Stated Amount, we will deduct any applicable Surrender Charge from your Accumulation Value. For purposes of calculating the amount of that Surrender Charge and the cost of insurance charge on your remaining coverage, a decrease in Stated Amount will reduce your existing Stated Amount in the following order:

• the Stated Amount provided by your most recent increase,

• your next most recent increases successively, and

• your initial Stated Amount.

The Minimum Premium required to maintain the Death Benefit Guarantee will be reduced upon a decrease in Stated Amount.

SURRENDERS AND PARTIAL SURRENDERS

As an alternative to obtaining access to your Accumulation Value by using the loan provisions, you may obtain your Cash Surrender Value by exercising your surrender or partial surrender privileges. Partial or full surrenders, however, may involve tax liability.

You may surrender your Policy in full at any time by sending a written request on a form acceptable to us together with the Policy to our Home Office. The Cash Surrender Value of the Policy equals the Accumulation Value less any applicable Surrender Charges. Increases in Stated Amount carry their own Surrender Charge period, therefore, the total Surrender Charge may vary based on the total number of increases during the Policy period. Upon surrender, the amount of any outstanding loans will be deducted from the Cash Surrender Value to determine the Proceeds. The Proceeds will be determined on the Valuation Date on which the request for surrender is received. For example, if we receive your request in Good Order by 4:00 p.m. (Eastern Time) on a day when the New York Stock Exchange is open for unrestricted trading, the Proceeds will be determined using that day’s price. Proceeds will generally be paid within seven days of Receipt of a request for surrender.

After the first year after the Issue Date, you may obtain a portion of your Accumulation Value upon partial surrender of the Policy. Partial surrenders cannot be made more than twice during any Policy Year. The amount of any partial surrender may not exceed the Cash Surrender Value, minus:

• any outstanding Policy Indebtedness,

•  an amount sufficient to cover the next two Monthly Deductions, and

• the Administrative Fee of $25 or 2% of the amount surrendered, if less.

We will reduce the Accumulation Value of your Policy by the amount of any gross partial surrender, which is equal to the amount disbursed plus the Administrative Fee plus any applicable Surrender Charge. If the Stated Amount has been increased, the amount of the partial surrender and any charges and fees arising out of such partial surrender will be applied to the Accumulation Value associated with each increase in the reverse order in which the increases were made. We will also treat your cumulative total premium payments as having been reduced by the amount of any partial surrender, which could cause the Death Benefit Guarantee to lapse.

Form 5560.5	28

Under Option A, a partial surrender reduces your Stated Amount. Such a surrender will result in a dollar for dollar reduction in the death Proceeds except when the death Proceeds of your Policy are determined by the Corridor Percentage Test. The Stated Amount remaining after a partial surrender may be no less than the minimum Stated Amount of $50,000. If increases in the Stated Amount have occurred previously, a partial surrender will first reduce the Stated Amount of the most recent increase, then the next most recent increases successively, then the initial Stated Amount.

Under Option B, a partial surrender reduces your Accumulation Value. Such a reduction will result in a dollar for dollar reduction in the death Proceeds except when the death Proceeds are determined by the Corridor Percentage Test. Because the Option B Death Benefit is the sum of the Accumulation Value and Stated Amount, a partial surrender under Option B does not reduce your Stated Amount but instead reduces Accumulation Value.

If the Proceeds payable under either Death Benefit option both before and after the partial surrender are determined by the Corridor Percentage Test, a partial surrender generally will result in a reduction in Proceeds equal to the amount paid upon such surrender plus such amount multiplied by the applicable corridor percentage.

During the first 20 Policy Years and for 20 years after the effective date of an increase, a Surrender Charge will be charged on the amount of partial surrenders in any Policy Year that exceeds 10% of the Cash Surrender Value as of the end of the previous Policy Year, in addition to the administrative fee of the lesser of $25 or 2% of the amount surrendered.

Loans

After the first Policy Year, you may borrow up to the Loan Value of your Policy by sending a written request on a form acceptable to us to our Home Office. The Loan Value is the Cash Surrender Value less the monthly charges, including the cost of insurance charges, on your Policy to the end of the current Policy Year. The Loan Value will never be less than 90% of the Cash Surrender Value. The amount available at any time for a policy loan is the Loan Value less the amount of any outstanding loan. We will generally distribute the loan Proceeds to you within seven days from Receipt of your request for the loan at our Home Office, although payment of the Proceeds may be postponed under certain circumstances. (See “Postponement of Payments” section below.) In some circumstances, loans may involve tax liability. (See “Taxes”.)

When a loan is made, Accumulation Value in an amount equal to the loan will be taken from the General Account and each Subaccount in proportion to your Accumulation Value in the General Account and each Subaccount. This value is then held in the Loan Collateral Account and earns interest at an effective rate guaranteed to be at least 4% per year. Such interest is credited to the Subaccounts and the General Account in accordance with the premium allocation then in effect.

We charge you interest in advance on loans you take from your Policy values. The annual rate we deduct from your loan Proceeds is 7.40%. Due to the compounding of interest paid at the beginning of the year this amount is equivalent to an annual rate of 8.00% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the Policy Year. At the beginning of each subsequent Policy Year, if you fail to pay the interest in cash, we will transfer sufficient Accumulation Value from the General Account and each Subaccount to pay the interest for the following Policy Year. The allocation will be in proportion to your Accumulation Value in each Subaccount.

You may repay a loan at any time, in whole or in part, before we pay the Policy Proceeds. When you repay a loan, interest already charged covering any period after the repayment will reduce the amount necessary to repay the loan. Premiums paid in excess of any loan interest due and planned premium will be applied to reduce or repay such loan. When a loan repayment is made the Loan Collateral Account will be reduced by the amount of the repayment. The value of the repayment will be allocated first to the General Account until the amount in the General Account is equal to the amount which was in the General Account immediately prior to the loan. Thereafter, the additional portion of the repayment, if any, will be allocated to the General Account and each Subaccount using the same percentages used to allocate Net Premiums unless you give notice otherwise.

Any outstanding Policy Indebtedness will be subtracted from the Proceeds payable at the Insured’s death and from Cash Surrender Value upon full surrender or maturity. We will also treat your cumulative total premium payments as having been reduced by an amount equal to the loan, which could cause the Death Benefit Guarantee to lapse. A loan, whether or not repaid, will have a permanent effect on a Policy’s Cash Surrender Value (and the Death Benefit under Option B policies) because the investment results of the Subaccounts will apply only to the amount remaining in the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, Policy values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Policy values will be higher than they would have been had no loan been made.

Form 5560.5	29

Preferred Loans

A preferred loan is available at any time on or after the 10th Policy anniversary. There is a charge for this policy feature. In the first Policy Year in which you take a preferred loan, the maximum preferred loan available is 10% of the gross Loan Value. The gross Loan Value is the Cash Surrender Value minus an amount to cover monthly charges to the next Policy anniversary. In later Policy Years, you may increase your preferred loan by an amount not greater than 10% of the gross Loan Value. The total amount of the preferred loan amount may never exceed the gross Loan Value. Loan interest on preferred loans is payable in advance at an annual rate of 7.40%. Due to the compounding of interest paid at the beginning of the year, this amount is equal to an annual rate of 8.00% if the interest was paid at the end of the year. The interest rate credited to the Accumulation Value equal to the loaned amount under this preferred loan provision is 8.00%.

Certain Policy loans may result in currently taxable income and tax penalties. If you are considering the use of Policy loans as retirement income, you should consult your personal tax adviser regarding potential tax consequences that may arise if you do not make necessary payments to keep the Policy from lapsing. The amount of the premium payments necessary to keep the Policy from lapsing will increase with your Age.

Postponement of Payments

Payment of any amount upon a full or partial surrender, a Policy loan, or benefits payable at death or maturity may be postponed whenever:

• the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the Exchange is restricted as determined by the Commission;

•  the Commission by order permits postponement for the protection of Policyholders; or

• an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of VAR’s net assets.

We may also withhold payment of any increased Accumulation Value or Loan Value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

LAPSE AND REINSTATEMENT

Provided you pay the Minimum Premium and thereby keep the Death Benefit Guarantee in effect, your Policy will not lapse during the Death Benefit Guarantee period. If you fail to pay the Minimum Premium and, as a result, the Death Benefit Guarantee is not in effect, the Policy will remain in force as long as the Cash Surrender Value less any Policy Indebtedness is sufficient to pay the next Monthly Deduction. If the Cash Surrender Value less any Policy Indebtedness is insufficient to pay the next Monthly Deduction, you will be given a 61 day grace period within which to make a premium payment to avoid Policy lapse. The 61 day grace period begins on the due date of the monthly charges. The premium required to avoid lapse will be equal to the amount needed to allow the Cash Surrender Value less any Policy Indebtedness to cover the Monthly Deduction for two Policy Months. The grace period begins when we mail the notice. In some states, we will also send the notice to a second addressee listed on the policy. The Policy will continue in force throughout the grace period, but if the required premium is not received in our Home Office by 4:00 p.m. Eastern Time on the last day of the grace period, the Policy will terminate without value at the end of the grace period. If the last day of the grace period is a Saturday, Sunday or a federal holiday, the required premium must be received in our Home Office by 4:00 p.m. Eastern Time the prior business day. Absent receipt of the full amount of the premium payment necessary at the time you make the payment (which may be more or less than the Amount Due on your notice depending on the investment performance of your Subaccounts), your contract may still be subject to lapse. If you die during the grace period, the Death Benefit will be reduced by the amount of any unpaid Monthly Deduction. However, the Policy will never lapse due to insufficient Cash Surrender Value as long as the Death Benefit Guarantee is in effect.

Reinstatement

If the Policy lapses, you may apply for reinstatement anytime within five years. Your policy will be reinstated if you supply proof of insurability as described in your contract and pay the reinstatement fee. The reinstatement fee is comprised of Accrued Monthly Deductions, two (2) months of Monthly Deductions calculated based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement, 6% interest on any outstanding loan amount from the time the policy lapsed and a Premium Expense Charge. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and the two (2) months of Monthly Deductions due at the time of reinstatement. Please see “Premium Expense Charges” section for more information about the charge.

Form 5560.5	30

At the time of reinstatement, the Policy will be restored to the same Accumulation Value you had when the Policy lapsed. The Policy Date and Stated Amount, as well as your Subaccount allocations, remain the same as when the Policy lapsed. Monthly Deductions and charges for the Policy after reinstatement will be based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement.

Please see “Reinstatement Fee” section for examples of the reinstatement fee calculation.

TAXES

The following description is a brief summary of some of the Code provisions which, in our opinion, may currently affect the Policy. This summary does not purport to be complete or to cover all situations, including the possible tax consequences of changes in ownership. Counsel and other competent tax advisers should be consulted for more complete information. Tax laws can change, even with respect to policies that have already been issued. Tax law revisions, with unfavorable consequences to policies offered by this prospectus, could have retroactive effect on previously issued policies or on subsequent voluntary transactions in previously issued policies.

Policy Proceeds

The Policy contains provisions not found in traditional life insurance policies providing only for fixed benefits. However, under the Code the Policy should qualify as a life insurance policy for federal income tax purposes as long as certain conditions are met. Consequently, the Proceeds of the Policy payable to the Beneficiary on the death of the Insured will generally be excluded from the Beneficiary’s income for purposes of federal income tax. As long as the Policy remains in effect, any increases in the value of the Policy will not be taxable.

Current tax rules and penalties on distributions from life insurance policies apply to any life insurance policy issued or materially changed on or after June 21, 1988 that is funded more heavily (faster) than a traditional whole life plan designed to be paid-up after the payment of level annual premiums over a seven-year period. Thus, for such a policy (called a “Modified Endowment Contract” in the Code), any distribution, including surrenders, partial surrenders, maturity Proceeds, and loans secured by the policy, during the Insured’s lifetime (but not payments received as an annuity or as a Death Benefit) would be included in the Policyholder’s gross income to the extent that the policy’s Cash Surrender Value exceeds the owner’s investment in the policy. In addition, a ten percent penalty tax applies to any such distribution from such a policy, to the extent includible in gross income, except if made:

• after the taxpayer’s attaining age 59½,

• as a result of his or her disability, or

• in one of several prescribed forms of annuity payments.

Loans received under the Policy (unless the Policy is a Modified Endowment Contract (“MEC”)) will be construed as indebtedness of the Policyholder in the same manner as loans under a fixed benefit life insurance policy and no part of any loan under the Policy is expected to constitute income to the Policyholder. Interest payable with respect to such loans is not tax deductible. If the Policy is surrendered or lapsed, any Policy loan then in effect is treated as taxable income to the extent that the Policy’s Accumulation Value (including the loan amount) then exceeds your “basis” in the Policy. (Your “basis” equals the total amount of premiums that were paid into the Policy less any withdrawals from the Policy plus any amounts reported to you as taxable income due to loans secured by the Policy.) Federal estate and local estate, inheritance and other tax consequences of Policy ownership or Receipt of Policy Proceeds depend upon the circumstances of each Policyholder and Beneficiary.

Avoiding DEFRA Violations

The Deficit Reduction Act of 1984 (“DEFRA”) outlines how much premium can be paid into a life insurance policy relative to the death benefit in the policy. In order to ensure that premium payments made to your policy do not exceed DEFRA guidelines, which would cause your policy to no longer be considered as life insurance for tax purposes, we will only apply the portion of your premium payment that does not exceed the DEFRA guidelines. The remaining portion of your premium payment that we are not able to apply given DEFRA guidelines will be returned to you within five (5) business days. Please contact your tax advisor with any further questions regarding DEFRA.

Avoiding Modified Endowment Contracts

If you have previously authorized us to do so, we will hold your premium payment for up to ten (10) business days, if applying the premium payment before the due date would cause the Policy to be treated as a MEC for federal income tax purposes.

Form 5560.5	31

If (i) you have not given us prior authorization to hold your premium payment for up to ten (10) business days, and we determine your premium payment will cause your Policy to become a MEC if we apply your premium payment immediately or (ii) we determine that your premium will cause the Policy to become a MEC even if we wait ten (10) business days to apply the premium, we will attempt to contact you within two (2) business days to determine your intent regarding the premium payment. If you do not want the Policy to be treated as a MEC for tax purposes, we will (i) delay applying the premium for ten (10) business days, where applicable, or (ii) refund the premium payment to the payor of the premium payment within five (5) business days of confirming your intention. If we are unable to confirm your intentions within two (2) business days of Receipt of the premium payment, we will apply the premium payment as of the third Valuation Date, and your Policy will be treated as a MEC for federal income tax purposes.

Correction of Modified Endowment Contracts

If you have made premium payments in excess of the amount that would be permitted without your Policy being treated as a MEC under the Code, you may, upon timely written request, prevent that tax treatment by receiving a refund, without deduction of any charges, of the excess premium paid. Under the Code, such a corrective action must be completed by no later than 60 days after the end of the year following the date the Policy became a MEC.

Right to Charge for Company Taxes

We are presently taxed as a life insurance company under the provisions of the Code. The Tax Reform Act of 1984 specifically provides for adjustments in reserves for flexible premium policies, and we will reflect flexible premium life insurance operations in our tax return in accordance with such Act.

Currently, no charge is assessed against VAR for our federal taxes, or provision made for such taxes, that may be attributable to VAR. However, we may in the future charge each Subaccount of VAR for its portion of any tax charged to us in respect of that Subaccount or its assets. Under present law, we may incur state and local taxes (in addition to premium taxes) in several states. We may decide to assess charges for such taxes, or make provision for such taxes, against VAR. Any such charges against VAR or its Subaccounts could have an adverse effect on the investment performance of the Subaccounts.

LEGAL PROCEEDINGS

There are no legal proceedings to which VAR is a party or to which the assets of any of the Subaccounts of VAR are subject. We (including Ohio National Equities, Inc.) are not involved in any litigation that is of material importance in relation to our total assets or that relates to VAR.

FINANCIAL STATEMENTS

The financial statements of the Registrant, VAR, and the financial statements and schedules of the Depositor, Ohio National Life Assurance Corporation are included in the Statement of Additional Information (“SAI”). A copy of the SAI may be obtained by contacting your registered representative, by contacting us at 1-800-366-6654 or by writing us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on the Commission’s EDGAR System found at www.sec.gov.

PRIOR CONTRACTS

Vari-Vest I

From 1986 to April 30, 1993, we issued Vari-Vest I flexible premium variable life insurance contracts. Vari-Vest I is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest I owners receive this Vari-Vest V prospectus. The Vari-Vest I contracts that continue in existence are substantially the same as the contracts described in this prospectus, with the following exceptions.

You may invest in the following portfolios:

Ohio National Fund, Inc.

Equity	Aggressive Growth
Money Market	Small Cap Growth

Form 5560.5	32

Bond	Mid Cap Opportunity
Omni	S&P 500 Index
International	Capital Appreciation
International Small-Mid Company

Maturity of Vari-Vest I occurs at age 95.

References to Accumulation Value in this prospectus are equivalent to Vari-Vest I references to Cash Value.

The surrender charge for Vari-Vest I contracts is composed solely of the deferred underwriting charge because there is no contingent deferred sales charge for Vari-Vest I. During the first seven years your contract is in force or within seven years following an increase in the Stated Amount, a surrender charge applies if you surrender the contract in full or decrease your Stated Amount, or if you make partial surrenders of the contract within a contract year aggregating more than 10% of your cash surrender value as of the end of the previous contract year. The contract reserves the right to charge 100% of the surrender charge in each of seven successive years. Currently, we grade off the surrender charge in accordance with the table shown in this prospectus with the following changes: percentage of total charge in year 5 is 75%, in year 6 is 50% and in year 7 is 25%.

The Loan Collateral Account guaranteed interest rate is 5%. The General Account is also guaranteed to earn interest at an effective annual rate of 5%.

The Death Benefit Guarantee is in effect until age 70 or ten years from the contract date, if later.

At any time during the first 24 months after we issue any increase in Stated Amount, you may convert your increase into a fixed benefit flexible premium life insurance policy by transferring your cash value to the General Account. Your converted contract will have the same death benefit and the same amount at risk as did the increase.

The premium expense charge does not contain the federal tax charge described in this prospectus, but it does contain a sales load on premium payments in the first year and on premium payments allocated to an increase within one year of the date of the increase. Premiums up to the guideline premium will be subject to a 30% sales load for insureds under issue age 60 or a 20% sales load for insureds issue age 60 through 70. Premiums in excess of the guideline premium will be subject to a 7.5% sales load.

You will not be charged more than $25 for a special illustration of contract benefits.

For the Vari-Vest I contract, you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

Your contract is subject to a new surrender charge as a result of an increase in Stated Amount for only seven years.

You can decrease your Stated Amount without waiting two years from the date of increase.

The guideline annual premium for your contract is based on maturity at age 95 and, in addition to the other factors described in this prospectus, a guaranteed assumption of investment performance of 5%.

The monthly deduction for your contract includes a $5 administrative charge and a set risk charge of $.01 per $1000 of Stated Amount for the risk associated with the Death Benefit Guarantee.

The cost of insurance is based on assumed interest at 5% per year and the death benefit at the beginning of the contract month divided by 1.0040741.

In the event of a misstatement of the age or sex of the insured in an application, the factor applied will be 1.0040741.

The following riders described in this prospectus are not available to you: preferred loan and continuation of coverage.

Vari-Vest II

From 1986 to April 2001, we issued Vari-Vest II flexible premium variable life insurance contracts. Vari-Vest II is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest II owners receive this Vari-Vest V prospectus. The Vari-Vest II contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

Maturity of Vari-Vest II occurs at age 95.

Accumulation value in the Loan Collateral Account earns interest at an annual rate guaranteed to be at least 5%.

Form 5560.5	33

For the Vari-Vest II contract you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

The guideline annual premium is a level amount that should provide the benefits under the contract through age 95. The guideline annual premium is based on guaranteed assumptions with respect to expenses and the cost of insurance charges and investment performance of 5%.

The premium expense charge for Vari-Vest II includes a 4% deduction from premium payments for the life of the contract in addition to deductions for state premium tax and any other state and local taxes applicable to the Vari-Vest II contract.

Against the Accumulation Value of the Vari-Vest II contracts, we deduct a monthly administrative expense charge of $5.00 and the Death Benefit Guarantee charge is deducted at a monthly rate of $.01 per thousand of Stated Amount.

The contingent deferred sales charge is 46% of the premiums paid during the first two contract years up to two guideline annual premiums. For issue ages above age 55, this charge reduces and reaches 13% by age 74, according to the following chart:

Age at Issue or Increase	0-55	56-60	61-65	66-68	69-73	74 and over
Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46%	38%	30%	26%	20%	13%

While not obligated to do so, we intend to reduce the contingent deferred sales charge over the 10 year period to which it applies, pursuant to the following chart:

Year	1-6	7	8	9	10	11
Percent of Total Charge . . . . . . . . . . . . . . . . . . . . . . . . .	100%	80%	60%	40%	20%	0%

The contingent deferred underwriting charge varies with age at issue or increases from $3.00 to $6.00 per thousand dollars of your first $500,000 of Stated Amount. These surrender charges apply during the first seven contract years following the contract date and the date of any increase in Stated Amount.

While not obligated to do so, we intend to reduce the contingent deferred underwriting charge according to the following chart:

Year	1-4	5	6	7	8
Percent of Total Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100%	75%	50%	25%	0%

There is a $25 service charge for any special illustration of contract benefits.

The partial surrender charge is charged during the first ten contract years and for ten years after the effective date of any increase in Stated Amount.

A Vari-Vest II contract has a right to a refund (“Refund Right”). Generally, we assess a contingent deferred sales charge if you surrender your contract within the first ten contract years following the contract date or the date of any increase. This is in addition to the 4% of premiums deducted for sales load as a component of the premium expense charge. The contingent deferred sales charge is a percentage of your premium payments made during the first two contract years up to a maximum of two guideline annual premiums. Such percentage varies with age at issue or increase. If the surrender takes place during the first two years following the Issue Date or the date of any increase, however, you will be entitled to a refund of a portion of the total sales charge that otherwise would be assessed: the 4% front-end load plus the contingent deferred sales charge imposed as part of the surrender charge.

The amount of your refund will be the difference between the combined 4% front-end charge and the contingent deferred sales charge described above and the maximum sales charge deductions for the first two contract years described below. The maximum sales charge during the first contract year is the lesser of 30% of premiums paid or 30% of one guideline annual premium plus 9% of any premium payment in excess of such guideline annual premium. During the second contract year, the maximum sales charge is 10% of premium payments up to the guideline annual premium and 9% of any excess. Consequently, if you surrender your contract in full during the second contract year, the contingent deferred sales charge will be limited to 30% of premiums paid in the first contract year up to a guideline annual premium, 10% of premiums paid

Form 5560.5	34

during the second contract year up to a guideline annual premium and 9% of any premiums paid in excess of a guideline annual premium in either or both years.

Legal requirements in connection with the Refund Right give rise to a timing disparity for backdated contracts. The contract date is prior to the Issue Date for a backdated contract. As a result, the Refund Right will extend beyond the end of the second contract year for such contracts. To avoid any difference in treatment between backdated and non-backdated contracts, we have structured the contingent deferred sales charge to apply only to certain premium payments made during the first two contract years. As a result, the Refund Right applies to the same premium payments for both backdated and non-backdated contracts, even though the right lasts longer in terms of contract months and years for the latter type of contract.

Illustration of Refund. Assume that you are 45 years old, have paid $1,500 in premiums in each of the first two contract years; your guideline annual premium is $1,000; and still in the second contract year you decide to surrender your contract.

In the absence of a Refund Right, we would assess a contingent deferred sales charge of $920 (46% of $2,000, which is actual premiums paid up to two guideline annual premiums in the first two contract years, there being no contingent deferred sales charge on the $1,000 of premium payments in excess of two guideline annual premiums).

The $920 contingent deferred sales charge is in addition to the $120 (4% of $3,000) charged as front-end sales load. Thus, in the absence of a Refund Right, a total of $1,040 would be charged.

Based on the formula described above, however, the maximum allowable sales charge in the second contract year is $490, which is the sum of $300 (30% of $1,000, which is actual payments in the first contract year up to a guideline annual premium) plus $100 (10% of $1,000, which is actual payments in the second contract year up to a guideline annual premium) plus $90 (9% of $1,000, which is actual payments in excess of a guideline annual premium in both contract years). Consequently, upon surrender, you would receive your cash surrender value plus $550 ($1,040 less $490, which is the difference between the combined 4% front-end sales load ($120) plus the contingent deferred sales charge generally applicable ($920) (totaling $1,040) and the maximum allowable sales charge in the second contract year ($490)).

In addition, if your contract lapses within two years of the Issue Date or the date of any increase, you will be entitled to a refund of a portion of the combined 4% front-end sales load and the contingent deferred sales charge allocated to your initial contract or increase during the first two contract years. The amount of such refund will be calculated in the same manner as described above with respect to surrenders, except that any amounts applied to keep your contract in force during the grace period will be offset against such refund.

Vari-Vest III

From 1986 to April 30, 1993, we issued Vari-Vest III single premium variable life insurance contracts. Vari-Vest III is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest III owners receive this Vari-Vest V prospectus. The Vari-Vest III contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

You may invest in the following portfolios:

Ohio National Fund, Inc.

Equity	Aggressive Growth
Money Market	Small Cap Growth
Bond	Mid Cap Opportunity
Omni	S&P 500 Index
International	Capital Appreciation
International Small-Mid Company

Maturity of Vari-Vest III occurs at age 95.

References to Accumulation Value in this prospectus are equivalent to Vari-Vest III references to Cash Value.

Loan value will never be less than 90% of your cash surrender value. Loan interest is payable in advance at a variable rate of no less than 6%. The rate in each contract year will be the rate we set on the previous June 30. To the extent your cash surrender value exceeds your gross premium payments under the contract and to the extent you have borrowed such excess, we intend to credit interest to the Loan Collateral Account at a rate that is .50% less than the effective compound annual loan interest rate charged on the loan. To the extent your loans exceed any such excess, we intend to credit interest to the Loan Collateral Account at a rate that is 2% less than the effective compound annual loan interest rate charged on the loan.

Form 5560.5	35

Your contract does not allow for partial surrenders.

The required initial premium for an increase in Stated Amount is the greater of $1000 or 75% of the guideline single premium for the Stated Amount of the increase. All premium payments after the required initial premium for your initial Stated Amount are termed subsequent premiums. If there is contract indebtedness outstanding, subsequent premiums will be treated as loan repayments until the indebtedness is eliminated. Otherwise, you may designate subsequent premiums as additional premiums with respect to your existing Stated Amount or as initial premiums for increases in your Stated Amount. Additional premiums enhance the investment element of your contract and are not subject to the contingent deferred sales charge; initial premiums for increases in Stated Amount enhance the insurance element of your contract and are subject to the contingent deferred sales charge.

You may not designate subsequent premiums as additional premiums if those premiums would cause your contract to violate the Code’s definition of life insurance.

The surrender charge for Vari-Vest III contracts is charged in the event of full surrender, lapse or decrease in Stated Amount during the first ten contract years following the contract date and the date of any increase in Stated Amount. The charge consists of the deferred underwriting charge and a contingent deferred sales charge which, during the contract year following an increase in Stated Amount, is 8% of the required initial premium for the increase. Thereafter, the charge grades down to zero over the applicable ten year period as follows: Year One: 8%; Year Two: 7.2%; Year Three: 6.4%; Year Four: 5.6%; Year Five: 4.8%; Year Six: 4.0%; Year Seven: 3.2%; Year Eight: 2.4%; Year Nine: 1.6%; Year Ten: 0.8%. The contingent deferred sales charge does not apply to premiums required to prevent lapse during the contract’s grace period, nor to reinstatement premiums.

The charge also includes a contingent deferred underwriting charge if you: surrender the contract in full, lapse or decrease your Stated Amount during the first seven years it is in force or within seven years following an increase in the Stated Amount. The contract reserves the right to charge 100% of the surrender charge in each of seven successive years.

Currently, we grade off the surrender charge in accordance with the table shown in this prospectus with the following changes: percentage of total charge in year 5 is 75%, in year 6 is 50% and in year 7 is 25%.

The Loan Collateral Account guaranteed interest rate is 5%. The General Account is also guaranteed to earn interest at an effective annual rate of 5%.

There is no Death Benefit Guarantee.

At any time during the first 24 months after we issue any increase in Stated Amount, you may convert your increase into a fixed benefit flexible premium life insurance policy by transferring your cash value to the General Account. Your converted contract will have the same death benefit and the same amount at risk as did the increase.

The premium expense charge contains only the state premium tax.

You will not be charged more than $25 for a special illustration of contract benefits.

The monthly minimum premium will increase substantially after the Death Benefit Guarantee period (age 70 or ten years from the contract date, if later).

Your contract is subject to a new surrender charge as a result of an increase in Stated Amount for only seven years.

To increase your Stated Amount, you must pay at least the required initial premium for the increase. We will inform you of the amount of the required initial premium for the increase requested and we must receive it by the effective date of the increase.

You can decrease your Stated Amount after one year from the date of increase, and there is no minimum Stated Amount.

The guideline annual premium for your contract is based on maturity at age 95 and, in addition to the other factors described in this prospectus, a guaranteed assumption of investment performance of 5%.

The monthly deduction for your contract includes only a $5 administrative charge and the cost of additional insurance benefits provided by rider.

The cost of insurance is based on assumed interest at 5% per year and the death benefit at the beginning of the contract month divided by 1.0040741.

In the event of a misstatement of the age or sex of the insured in an application, the factor applied will be 1.0040741.

The following riders described in this prospectus are not available to you: additional term, family plan, guaranteed purchase option, waiver of premium, preferred loan, continuation of coverage, and accelerated death benefit. In other words, only the accidental death rider is available.

Form 5560.5	36

Generally, any Vari-Vest III contract will constitute a modified endowment contract (“MEC”).

Vari-Vest IV

From 1996 to April 2001, we issued Vari-Vest IV flexible premium variable life insurance contracts. Vari-Vest IV is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest IV owners receive this Vari-Vest V prospectus. The Vari-Vest IV contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

The contract has a minimum Stated Amount of $100,000.

The contract has a maximum issue age of 70

Maturity of Vari-Vest IV occurs at age 95.

If you have attained at least age 65 and the contract has been in effect at least 10 contract years, we will credit interest in the Loan Collateral Account at an annual rate guaranteed to be at least 8%.

For the Vari-Vest IV contract you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

If you selected the five year period for the Death Benefit Guarantee, we may, at our sole discretion, decide to extend the Death Benefit Guarantee period. We will notify you if we extend the period and allow you the opportunity to opt out.

The guideline annual premium is a level amount that should provide the benefits under the contract through age 95. The guideline annual premium is based on guaranteed assumptions with respect to expenses and the cost of insurance charges and investment performance of 4%.

The premium expense charge for Vari-Vest IV includes a 4% deduction from premium payments for the life of the contract in addition to deductions for state premium tax and any other state and local taxes applicable to the Vari-Vest IV contract.

Against the Accumulation Value of the Vari-Vest IV contracts, we deduct a monthly administrative expense charge of $5.00 and the Death Benefit Guarantee charge is deducted at a monthly rate of $.01 per thousand of Stated Amount.

The contingent deferred sales charge is 46% of the premiums paid during the first two contract years up to two guideline annual premiums. For issue ages above age 55, this charge reduces and reaches 13% by age 74, according to the following chart:

Age at Issue or Increase	0-55	56-60	61-65	66-68	69-73	74 and over
Charge . . . . . . . . . . . . . . . . . . . . . . .	46%	38%	30%	26%	20%	13%

The contingent deferred underwriting charge varies with age at issue or increases from $3.00 to $6.00 per thousand dollars of your first $500,000 of Stated Amount. These surrender charges apply during the first seven contract years following the contract date and the date of any increase in Stated Amount.

There is a $25 service charge for any special illustration of contract benefits.

The partial surrender charge is charged during the first ten contract years and for ten years after the effective date of any increase in Stated Amount.

A Vari-Vest IV contract has a Refund Right. Generally, we assess a contingent deferred sales charge if you surrender your contract within the first ten contract years following the contract date or the date of any increase. This is in addition to the 4% of premiums deducted for sales load as a component of the premium expense charge. The contingent deferred sales charge is a percentage of your premium payments made during the first two contract years up to a maximum of two guideline annual premiums. Such percentage varies with age at issue or increase. If the surrender takes place during the first two years following the Issue Date or the date of any increase, however, you will be entitled to a refund of a portion of the total sales charge that otherwise would be assessed: the 4% front-end load plus the contingent deferred sales charge imposed as part of the surrender charge.

The amount of your refund will be the difference between the combined 4% front-end charge and the contingent deferred sales charge described above and the maximum sales charge deductions for the first two contract years described below. The maximum sales charge during the first contract year is the lesser of 30% of premiums paid or 30% of one guideline annual premium plus 9% of any premium payment in excess of such guideline annual premium. During the second contract year, the maximum sales charge is 10% of premium payments up to the guideline annual premium and 9% of any excess.

Form 5560.5	37

Consequently, if you surrender your contract in full during the second contract year, the contingent deferred sales charge will be limited to 30% of premiums paid in the first contract year up to a guideline annual premium, 10% of premiums paid during the second contract year up to a guideline annual premium and 9% of any premiums paid in excess of a guideline annual premium in either or both years.

Legal requirements in connection with the Refund Right give rise to a timing disparity for backdated contracts. The contract date is prior to the Issue Date for a backdated contract. As a result, the Refund Right will extend beyond the end of the second contract year for such contracts. To avoid any difference in treatment between backdated and non-backdated contracts, we have structured the contingent deferred sales charge to apply only to certain premium payments made during the first two contract years. As a result, the Refund Right applies to the same premium payments for both backdated and non-backdated contracts, even though the right lasts longer in terms of contract months and years for the latter type of contract.

Illustration of Refund. Assume that you are 45 years old, have paid $1,500 in premiums in each of the first two contract years; your guideline annual premium is $1,000; and still in the second contract year you decide to surrender your contract.

In the absence of a Refund Right, we would assess a contingent deferred sales charge of $920 (46% of $2,000, which is actual premiums paid up to two guideline annual premiums in the first two contract years, there being no contingent deferred sales charge on the $1,000 of premium payments in excess of two guideline annual premiums). The $920 contingent deferred sales charge is in addition to the $120 (4% of $3,000) charged as front-end sales load. Thus, in the absence of a Refund Right, a total of $1,040 would be charged.

Based on the formula described above, however, the maximum allowable sales charge in the second contract year is $490, which is the sum of $300 (30% of $1,000, which is actual payments in the first contract year up to a guideline annual premium) plus $100 (10% of $1,000, which is actual payments in the second contract year up to a guideline annual premium) plus $90 (9% of $1,000, which is actual payments in excess of a guideline annual premium in both contract years). Consequently, upon surrender, you would receive your cash surrender value plus $550 ($1,040 less $490, which is the difference between the combined 4% front-end sales load ($120) plus the contingent deferred sales charge generally applicable ($920) (totaling $1,040) and the maximum allowable sales charge in the second contract year ($490)).

In addition, if your contract lapses within two years of the Issue Date or the date of any increase, you will be entitled to a refund of a portion of the combined 4% front-end sales load and the contingent deferred sales charge allocated to your initial contract or increase during the first two contract years. The amount of such refund will be calculated in the same manner as described above with respect to surrenders, except that any amounts applied to keep your contract in force during the grace period will be offset against such refund.

GLOSSARY

We have tried to make this prospectus as easy to read as possible. However, because of the complexity of the Policy, it is sometimes necessary to use technical or defined terms. Listed below are some of the unfamiliar terms you may see in this prospectus.

Accumulation Value — the sum of the policy’s values in the Subaccounts, the General Account and the Loan Collateral Account.

Accrued Monthly Deduction — monthly deductions accrued and outstanding as of the date the policy lapses.

Age — the Insured’s age at his or her nearest birthday.

Attained Age — the Insured’s age at the end of the most recent policy year.

Beneficiary — the Beneficiary designated by the Policyholder in the application or in the latest notification of change of Beneficiary filed with us. If the Policyholder is the Insured and if no Beneficiary survives the Insured, the Insured’s estate will be the Beneficiary. If the Policyholder is not the Insured and no Beneficiary survives the Insured, the Policyholder or the Policyholder’s estate will be the Beneficiary.

Cash Surrender Value — the Accumulation Value minus any applicable Surrender Charges. The Cash Surrender Value is subject to Policy Indebtedness.

Code — the Internal Revenue Code of 1986, as amended and all related regulations.

Commission — the Securities and Exchange Commission.

Corridor Percentage Test — a method of determining the minimum Death Benefit as required by the Code to qualify the policy as a “life insurance contract”. The minimum Death Benefit equals the Accumulation Value plus the Accumulation Value multiplied by a percentage that varies with Age as specified by the Code.

Form 5560.5	38

Death Benefit — the amount payable upon the death of the Insured, before deductions for policy indebtedness and unpaid Monthly Deductions.

Death Benefit Guarantee — our guarantee that the policy will not lapse so long as you have met the Minimum Premium requirement and the policy is still within the Death Benefit Guarantee period.

General Account — our assets other than those allocated to our separate accounts. The General Account may also be called the Guaranteed Account or the Fixed Account.

Good Order — an instruction or request is in Good Order when it is received in our Home Office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form. If we do require it be given in a certain form then the instruction or request submitted must comply with the specified form to be in Good Order.

Guideline Annual Premium — the annual premium that would be payable through the policy Maturity Date for a specified Stated Amount of coverage if we scheduled premiums as to both timing and amount and such premiums were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at an annual effective rate of 4%, and fees and charges as set forth in the policy. This is the maximum premium permitted under the Code. All policy changes affect the Guideline Annual Premium, and we may, in our discretion, refuse to accept any policy change that would cause the policy to be disqualified as life insurance under the Code.

Home Office — our principal executive offices located at One Financial Way, Cincinnati, Ohio 45242.

Initial Premium — an amount you must pay to begin policy coverage. It must be at least equal to one monthly Minimum Premium.

Insured — the person upon whose life the policy is issued.

Issue Date — the date we approve your application and issue your policy. The Issue Date will be the same as the Policy Date except for backdated policies, for which the Policy Date will be prior to the Issue Date.

Loan Collateral Account — an account to which Accumulation Value in an amount equal to a policy loan is transferred pro rata from the Subaccounts of VAR and the General Account.

Loan Value — the maximum amount that you may borrow under the policy. The Loan Value equals the Cash Surrender Value minus the cost of insurance charges for the balance of the Policy Year. The Loan Value minus Policy Indebtedness equals the amount you may borrow at any given time.

Maturity Date — unless otherwise specified in the policy, the Maturity Date is the end of the Policy Year nearest the Insured’s 100th birthday.

Minimum Premium — the monthly premium set forth on the specification page of your policy or any endorsement sent to you following a policy change necessary to maintain the Death Benefit Guarantee. Although we express the Minimum Premium as a monthly amount, you need not pay it each month. Rather, you must pay, cumulatively, premiums that equal or exceed the sum of the Minimum Premiums required for each month that the Death Benefit Guarantee remains active. The cumulative Minimum Premium is reduced by all loans and partial surrenders.

Monthly Deduction — the monthly charge against cash value which includes the cost of insurance, an administration charge, and the cost of any optional insurance benefits added by rider.

Net Investment Factor — the percentage change in value of a Subaccount from one Valuation Period to the next.

Net Premiums — the premiums you pay less the Premium Expense Charge.

Planned Premium — a schedule indicating the Policyholder’s Planned Premium payments under the policy. The schedule is a planning device only and you do not need to adhere to it.

Policy — the Vari-Vest V flexible premium variable life insurance policy. The policy may also be called the contract.

Policy Date — the date as of which insurance coverage and policy charges begin. The Policy Date is used to determine Policy Months and years.

Policy Month — each Policy Month starts on the same date in each calendar month as the Policy Date.

Policy Year — each Policy Year starts on the same date in each calendar year as the Policy Date.

Policy Indebtedness — the total of any unpaid policy loans.

Policyholder — the person so designated on the specification page of the policy. The Policyholder may also be called the contractowner.

Form 5560.5	39

Premium Expense Charge — an amount deducted from gross premiums consisting of a distribution charge and any state premium tax and other state and local taxes applicable to your policy.

Proceeds — the amount payable on surrender, maturity or death.

Process Day — the first day of each Policy Month. We deduct Monthly Deductions and credit any interest earned on any amounts in the fixed account or on any outstanding loan balance on this day.

Pronouns — “our”, “us” or “we” means Ohio National Life Assurance Corporation. “You”, “your” or “yours” means the Insured. If the Insured is not the Policyholder, “you”, “your” or “yours” means the Policyholder when referring to policy rights, payments and notices.

Receipt — with respect to transactions requiring valuation of variable account assets, a notice or request is deemed received by us on the date actually received if received on a Valuation Date before 4:00 p.m. Eastern Time. If received on a day that is not a Valuation Date or after 4:00 p.m. Eastern Time on a Valuation Date, it is deemed received on the next Valuation Date.

Settlement Options — methods of paying the Proceeds other than in a lump sum.

Stated Amount — the minimum Death Benefit payable under the policy as long as the policy remains in force and which is set forth on the specification page of your policy.

Stipulated Premium — an amount selected by the policyowner at the time of purchasing the policy that will be waived each period as planned premium if the Insured is totally disabled and exercises the Waiver of Premium for Total Disability rider.

Subaccount — a subdivision of VAR which invests exclusively in the shares of a corresponding portfolio of one of the Funds.

Surrender Charge — a two part charge assessed in connection with policy surrenders, partial surrenders, lapses and decreases in Stated Amount consisting of a contingent deferred sales charge applicable for 20 years and a contingent deferred insurance underwriting charge applicable for 8 years, from the Policy Date with respect to your initial Stated Amount and from the date of any increase in Stated Amount with respect to such increase. See the specification pages of your policy or the discussion under “Surrender Charges” for more information.

Valuation Date — each day on which the net asset value of Fund shares is determined. See the accompanying Fund prospectuses.

Valuation Period — the period of time from one determination of variable accumulation unit values to their next determination. Such values will be determined as often as we choose to do so, but will occur at least once a week or as often as required by the 1940 Act.

VAR — Ohio National Variable Account R.

Form 5560.5	40

To learn more about ONLAC, this Policy and Ohio National Life, you should read the SAI dated May 1, 2014. You can request a free copy of the SAI, request other information about this Policy or make inquiries about your Policy by contacting your registered representative, by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242.

The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090.

Investment Company Act of 1940 Registration File No. 811-4320
Securities Act of 1933 Registration File No. 333-16133*

Form 5560.5	41

Statement of Additional Information

Ohio National Life Assurance Corporation

One Financial Way

Cincinnati, Ohio 45242

Telephone (800) 366-6654

Ohio National Variable Account R

Vari-Vest V

Individual, Flexible Premium Variable Life Insurance Policy

This Statement of Additional Information contains additional information to the Prospectus for the individual, flexible premium variable life insurance policy (the “Policy”) issued by Ohio National Life Assurance Corporation (“the Company”). This Statement of Additional Information is not a prospectus and it should be read only in conjunction with the prospectus for the policy. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the prospectus by contacting your agent or representative or by writing us at the address above or calling us toll-free at the telephone number listed above.

May 1, 2014

General Information

Ohio National Life Assurance Corporation

We were established on June 26, 1979 under the laws of the State of Ohio to facilitate the issuance of certain nonparticipating insurance policies. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico.

Ohio National Variable Account R (“VAR”)

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law and federal securities law, VAR’s assets are held separate from our assets and exclusively for the benefit of policyholders and persons entitled to payments under the policy. VAR’s assets are not chargeable with liabilities arising out of our other business.

We keep VAR’s assets segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR’s subaccounts.

VAR has subaccounts corresponding to each of the Funds listed in the prospectus. VAR may in the future add or delete investment subaccounts. Each investment subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each subaccount are credited to or charged against that subaccount without regard to income or gains or losses from any other subaccount and do not reflect the investment experience of Ohio National Life Assurance Corporation’s other assets.

The Ohio National Life Insurance Company (“Ohio National Life”)

Ohio National Life was organized under the laws of the State of Ohio on September 9, 1909 as a stock life insurance company. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $38.8 billion and equity in excess of $2.0 billion. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your policy.

Services

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account R and the financial statements and schedules of Ohio National Life Assurance Corporation for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, OH 43215.

Additional Information About Operation of Policies and Registrant

Additions, Deletions or Substitutions of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares held by any subaccount or which any subaccount may purchase. If shares of the Funds should no longer be available for investment or if, in the judgment of management, further investment in shares of the Funds would be inappropriate in view of the purposes of the policy, we may substitute shares of any other investment company for shares already purchased, or to be purchased in the future. No substitution of securities will take place without notice to and the consent of policyholders and without prior approval of the Commission, all to the extent required by the 1940 Act. In addition, the investment policy of VAR will not be changed without the approval of the Ohio Superintendent of Insurance and such approval will be on file with the state insurance regulator of the state where your policy was delivered.

Misstatements

3

If the age or sex of the insured has been misstated in an application, including a reinstatement application, and we become aware of the misstatement after the insured’s death, the amount payable under the policy by reason of the death of the insured will be 1.0024663 multiplied by the sum of (i) and (ii) where:

(i) is the accumulation value on the date of death; and

(ii) is the death benefit, less the accumulation value on the date of death, multiplied by the ratio of (a) the cost of insurance deducted on the Process Day nearest the insured’s death to (b) the cost of insurance that should have been deducted at the insured’s true age or sex.

If we become aware of the misstatement before the insured’s death, at time of discovery we will adjust the monthly Minimum Premium and charge from that time forward the Cost of Insurance for the insured’s correct age, sex and Stated Amount. We also reserve the right to adjust the Accumulation Value, the monthly Minimum Premium and/or the Stated Amount to account for any under-assessment of Cost of Insurance charges or monthly Minimum Premium in the past because of the misstatement of age and/or sex.

Suicide

The policy does not cover the risk of suicide or self-destruction within two years (one year depending upon state law) from the policy date or two years (one year depending upon state law) from the date of any increase in stated amount with respect to that increase, whether the insured is sane or insane. In the event of suicide within two years of the policy date, we will refund the greater of the cash value or premiums paid, without interest, less any policy indebtedness and less any partial surrender. In the event of suicide within two years of an increase in stated amount, we will refund the greater of the cash value or premiums allocated to the increase, without interest, less a deduction for a share of any policy indebtedness outstanding and any partial surrenders made since the increase. The share of indebtedness and partial surrenders so deducted will be determined by dividing the face amount of the increase by the total face amount at the time of death.

Beneficiaries

The primary and contingent beneficiaries are designated by the policyholder on the application. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest change filed with us. If more than one beneficiary survives the insured, the proceeds of the policy will be paid in equal shares to the survivors in the appropriate beneficiary class unless requested otherwise by the policyholder.

Non-Participating Policy

The policy does not share in our surplus distributions. No dividends are payable with respect to the policy.

Additional Information About Charges

Special Purchase Plans

Ohio National Life and its affiliated companies offer a credit on the purchase of policies by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional premium under the policy.

The amount of the initial credit equals 45% of the first policy year’s maximum commissionable premium or 45% of the maximum commissionable premium of an increase, which is credited to the General Account of the employee’s policy effective one day after the latest of the following three dates:

• the policy approval date,

• the policy effective date, or

• the date the initial payment is received.

The subsequent credit, which is based on 4.9% of first year premium in excess of the maximum commissionable premium plus 4.9% of premiums paid in policy years two through six, is credited to the General Account of the employee’s policy at the beginning of the seventh policy year. For any increase that occurs during the first six policy years, the 45% initial credit on the increase described above substitutes for the 4.9% subsequent credit on that portion of the premium attributable to the increase.

If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

4

Underwriting Procedures

Guaranteed maximum cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status. The rates will reflect the insured’s risk classes.

Supplemental Benefits

There are several supplemental benefits or riders that will or may be added to your Policy. These riders or benefits may not be available in all states. All of the supplemental benefits or riders may impose additional charges which are disclosed in the prospectus.

Overloan Protection Rider — may prevent policy from lapsing if cash surrender value approaches loan value. Included with policies with GPT.

Additional Term Life Insurance Rider (Term Rider) — allows you to buy term insurance coverage as a part of your policy.

Waiver of Stipulated Premium — provides for a continuation of premium payments (at a predetermined level) if the insured becomes totally disabled for six months or more.

Accidental Death Benefit — provides for an additional death benefit if the insured’s death results from accidental injury and occurs within 180 days from the accident.

Guaranteed Purchase Option — provides the right to purchase additional permanent life insurance coverage, on certain predetermined future dates, without having to prove that you are still insurable.

Accelerated Death Benefit Rider (Lifetime Advantage Rider) — an accelerated death benefit option which allows the policyowner to receive up to 50% of a policy’s death benefit, up to $250,000 if the insured is diagnosed as terminally ill with twelve months or less to live. The maximum charge for this rider is $100.00 and it may be added to the Policy at any time.

Family Term Life Insurance Rider — provides term insurance coverage on your child(ren) as part of your Policy.

Term Life Insurance for Additional Insured Rider (Spouse Term Rider/Additional Insured Rider) — provides term insurance coverage on the insured’s spouse or someone other than the insured’s spouse or children as part of the Policy.

Exchange of Life Rider — Allows the named insured to be changed.

Performance Data

We may disclose yields, total returns and other performance data for the Portfolios. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Average Annual Total Return Calculations

Each Portfolio may advertise its average annual total return. We calculate each portfolio’s average annual total return using the following method:

• A hypothetical $10,000 investment in each Portfolio on the first day of the period at the maximum offering price (“initial investment”) is assumed.

• We calculate the ending value (“ending value”) of that investment at the end of 1-, 5- and 10-year periods. If average annual total return for a Subaccount is not available for a stated period, we may show average annual total return since Subaccount inception. The ending value reflects the effect of the mortality and expense risk charge and all other Investment Option operating expenses. We do not reflect any cost of insurance charges, premium taxes, surrender charges or any other insurance-related charges in the calculation.

•  The ending value is divided by the initial investment.

•  The quotient is taken to the Nth root (N representing the number of years in the period), 1 is subtracted from the result and the result is expressed as a percentage to the nearest one-hundredth of one percent.

Indemnification

Our officers, directors and employees who have access to the assets of the variable account are covered by fidelity bonds issued by (1) Fidelity & Deposit Company of Maryland, (2) Great American Insurance Company, and (3) Liberty Mutual Insurance Company in the aggregate amount of $10,000,000 (primary), $7,500,000 (quota-share), and $7,500,000 (quota-share), respectively.

5

Principal Underwriter

Ohio National Equities, Inc. (“ONEQ”), an Ohio corporation and another wholly-owned subsidiary of Ohio National Life, is the principal underwriter of the policies. ONEQ is located at One Financial Way, Cincinnati, Ohio 45242. The policies are offered on a continuous basis.

Under a distribution and service agreement with ONEQ first executed on May 1, 1997, we reimburse it for any expenses incurred by it in connection with the distribution of the policies. This agreement may be terminated at any time by either party on 60 days’ written notice. The following chart shows the premium payments received by VAR for the last three years and the aggregate amount of commissions paid to ONEQ for contracts issued by VAR and the amounts retained by ONEQ for each of the last three years.

Year	Premiums Received by VAR	Aggregate Commissions	Retained Commissions
2013	$15,718,927	$ 573,460.54	$ 3,604.53
2012	$17,435,903	$ 769,469.96	$ 8,185.37
2011	$19,289,457	$ 634,492.34	$ 4,510.05

The policy is sold by individuals who, in addition to being licensed as life insurance agents, are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of Ohio National Life, or (b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the policies. ONESCO and the other broker-dealers are responsible for supervising and controlling the conduct of their registered representatives in connection with the offer and sale of the policy. ONESCO and the other broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority.

In addition to this and the other contracts issued by Ohio National Life Assurance Corporation and Ohio National Variable Account R, ONEQ also serves as the principal underwriter for variable annuity contracts issued by The Ohio National Life Insurance Company through Ohio National Variable Account A, Variable Account B, Variable Account C and Variable Account D and for variable life and annuity contracts issued by National Security Life and Annuity Company through National Security Variable Account L and Variable Account N, respectively.

The officers and directors of ONEQ are:

Gary T. Huffman	Director, Chairman and President

Thomas A. Barefield	Director, Executive Vice President

Michael F. Haverkamp	Director and Secretary

Barbara A. Turner	Director and Senior Vice President
Jeffrey A. Bley	Vice President, Operations
H. Douglas Cooke	Senior Vice President
Teresa R. Cooper	Treasurer
Cletus L. Davis	Tax Officer
Robert K. Gongwer	Vice President & Tax Officer
Bradley T. Owens	Tax Officer

Kimberly A. Plante	Assistant Secretary

Andrew J. VanHoy	Vice President, Compliance

6

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contract and other subaccounts, withdrawals, surrenders and death benefit payments, surrender charges, lapse charges, and cost of insurance and other administrative fees. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount
670,988 Shares (Cost $14,895,706)	$19,733,744	$19,733,744

Money Market Subaccount
537,808 Shares (Cost $5,378,084)	5,378,084	5,378,084

Bond Subaccount
275,712 Shares (Cost $3,484,356)	4,075,022	4,075,022

Omni Subaccount
309,151 Shares (Cost $4,871,524)	6,720,951	6,720,951

International Subaccount
587,376 Shares (Cost $6,765,761)	8,141,031	8,141,031

Capital Appreciation Subaccount
387,674 Shares (Cost $6,641,724)	12,110,942	12,110,942

International Small-Mid Company Subaccount
198,658 Shares (Cost $3,893,876)	5,965,713	5,965,713

Aggressive Growth Subaccount
326,823 Shares (Cost $2,645,740)	4,085,281	4,085,281

Small Cap Growth Subaccount
597,156 Shares (Cost $11,615,255)	13,525,573	13,525,573

Mid Cap Opportunity Subaccount
351,988 Shares (Cost $5,787,889)	9,940,143	9,940,143

S&P 500® Index Subaccount
1,247,213 Shares (Cost $16,593,033)	24,482,797	24,482,797

Strategic Value Subaccount
91,662 Shares (Cost $924,891)	1,199,859	1,199,859

High Income Bond Subaccount
250,012 Shares (Cost $2,811,760)	3,970,189	3,970,189

Capital Growth Subaccount
70,738 Shares (Cost $1,658,967)	2,831,647	2,831,647

Nasdaq-100® Index Subaccount
187,747 Shares (Cost $1,032,409)	1,736,659	1,736,659

Bristol Subaccount
51,508 Shares (Cost $614,979)	942,085	942,085

Bryton Growth Subaccount
65,427 Shares (Cost $784,984)	1,261,440	1,261,440

Balanced Subaccount
37,315 Shares (Cost $583,479)	672,418	672,418

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
39,332 Shares (Cost $454,799)	$538,853	$538,853

Bristol Growth Subaccount
5,149 Shares (Cost $45,851)	75,793	75,793

Janus Aspen Series - Institutional Shares:
Janus Subaccount
204,667 Shares (Cost $4,841,580)	6,999,628	6,999,628

Global Research Subaccount (a)
77,734 Shares (Cost $2,433,175)	3,030,861	3,030,861

Balanced Subaccount
95,186 Shares (Cost $2,494,001)	2,881,285	2,881,285

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
10,780 Shares (Cost $204,065)	281,893	281,893

Small Cap Value Subaccount
6,641 Shares (Cost $67,321)	71,128	71,128

Discovery Subaccount
15,951 Shares (Cost $215,902)	561,488	561,488

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
280,537 Shares (Cost $3,035,893)	3,531,963	3,531,963

Structured U.S. Equity Subaccount
31,065 Shares (Cost $349,272)	513,196	513,196

Strategic Growth Subaccount
48,175 Shares (Cost $600,987)	849,811	849,811

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
319,808 Shares (Cost $6,216,708)	6,879,078	6,879,078

U.S. Small-Mid Cap Equity Subaccount
400,190 Shares (Cost $3,788,516)	3,485,653	3,485,653

U.S. Strategic Equity Subaccount
4,497 Shares (Cost $45,652)	54,054	54,054

International Equity Subaccount
26,664 Shares (Cost $308,872)	353,563	353,563

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
407,049 Shares (Cost $11,892,210)	$14,490,954	$14,490,954

VIP Contrafund® Subaccount
464,644 Shares (Cost $11,448,493)	15,691,033	15,691,033

VIP Growth Subaccount
57,934 Shares (Cost $2,058,665)	3,277,328	3,277,328

VIP Equity-Income Subaccount
145,377 Shares (Cost $2,851,656)	3,326,234	3,326,234

VIP Real Estate Subaccount
70,714 Shares (Cost $1,108,977)	1,142,731	1,142,731

Janus Aspen Series - Service Shares:
Janus Subaccount
67,975 Shares (Cost $1,445,970)	2,293,472	2,293,472

Global Research Subaccount (a)
63,648 Shares (Cost $1,737,316)	2,444,065	2,444,065

Balanced Subaccount
145,490 Shares (Cost $3,932,905)	4,614,956	4,614,956

Overseas Subaccount
155,436 Shares (Cost $6,554,108)	6,360,436	6,360,436

J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
38,001 Shares (Cost $534,598)	913,173	913,173

Mid Cap Value Subaccount
440,009 Shares (Cost $2,513,286)	4,650,893	4,650,893

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
31,902 Shares (Cost $494,084)	670,571	670,571

Investors Growth Stock Subaccount
20,387 Shares (Cost $209,844)	304,983	304,983

Mid Cap Growth Subaccount
55,393 Shares (Cost $318,790)	483,027	483,027

Total Return Subaccount
132,563 Shares (Cost $2,512,186)	3,064,859	3,064,859

The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount
7,380 Shares (Cost $158,838)	268,046	268,046

Jennison 20/20 Focus Subaccount
258,445 Shares (Cost $3,671,601)	5,205,090	5,205,090

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
314,468 Shares (Cost $4,217,039)	$3,962,297	$3,962,297

Total Return Subaccount
494,151 Shares (Cost $5,448,900)	5,425,777	5,425,777

Global Bond Subaccount
252,668 Shares (Cost $3,388,441)	3,117,920	3,117,920

CommodityRealReturn® Strategy Subaccount
56,226 Shares (Cost $440,148)	336,233	336,233

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
15,321 Shares (Cost $281,891)	402,628	402,628

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
12,020 Shares (Cost $467,261)	573,210	573,210

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
552,451 Shares (Cost $5,464,091)	7,690,113	7,690,113

Micro-Cap Subaccount
322,564 Shares (Cost $3,474,836)	4,138,498	4,138,498

The Universal Institutional Funds, Inc. - Class I and II (Morgan Stanley UIF):
U.S. Real Estate I Subaccount
80,008 Shares (Cost $1,175,738)	1,259,327	1,259,327

Core Plus Fixed Income II Subaccount
26,351 Shares (Cost $269,923)	268,518	268,518

U.S. Real Estate II Subaccount
112,076 Shares (Cost $1,583,500)	1,755,113	1,755,113

Growth II Subaccount
10,868 Shares (Cost $222,963)	330,288	330,288

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco V.I. International Growth Series II Subaccount
5,994 Shares (Cost $177,294)	209,078	209,078

Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (b)
11,058 Shares (Cost $222,711)	275,893	275,893

ClearBridge Variable Equity Income Subaccount (b)
8,260 Shares (Cost $103,735)	118,608	118,608

ClearBridge Variable Large Cap Value Subaccount (b)
8,100 Shares (Cost $124,723)	155,107	155,107

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
315,069 Shares (Cost $4,623,969)	$5,063,153	$5,063,153

Franklin Flex Cap Growth Securities Subaccount
25,246 Shares (Cost $282,402)	457,208	457,208

Templeton Foreign Securities Subaccount
109,535 Shares (Cost $1,526,371)	1,888,392	1,888,392

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
11,461 Shares (Cost $174,236)	208,599	208,599

APLS Variable Investors Trust - Class II (c):
Ibbotson Conservative ETF Asset Allocation Subaccount
47,032 Shares (Cost $535,575)	526,758	526,758

Ibbotson Income & Growth ETF Asset Allocation Subaccount
13,704 Shares (Cost $146,386)	155,262	155,262

Ibbotson Balanced ETF Asset Allocation Subaccount
58,407 Shares (Cost $578,226)	657,662	657,662

Ibbotson Growth ETF Asset Allocation Subaccount
236,356 Shares (Cost $2,198,402)	2,545,550	2,545,550

Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
72,255 Shares (Cost $654,099)	822,982	822,982

Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
6,958 Shares (Cost $123,308)	130,676	130,676

Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
5,873 Shares (Cost $67,384)	73,878	73,878

Structured U.S. Equity Subaccount
241 Shares (Cost $2,952)	3,982	3,982

Strategic Growth Subaccount
357 Shares (Cost $4,908)	6,285	6,285

Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
3,366 Shares (Cost $51,019)	55,061	55,061

Franklin Flex Cap Growth Securities Subaccount
1,021 Shares (Cost $13,273)	18,334	18,334

Templeton Foreign Securities Subaccount
5,766 Shares (Cost $78,264)	100,152	100,152

Franklin Templeton VIP Founding Funds Allocation Subaccount
11,397 Shares (Cost $83,993)	85,932	85,932

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
194,855 Shares (Cost $1,947,971)	2,581,553	2,581,553

VIP Global Natural Resources Subaccount
122,334 Shares (Cost $672,338)	664,629	664,629

VIP Science and Technology Subaccount
76,488 Shares (Cost $1,474,969)	2,033,353	2,033,353

Totals	$274,181,685	$274,181,685

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2013

(a)	Name change was effective May 1, 2013:

Global Research Subaccount formerly known as Worldwide Subaccount

(b)	Name change was effective April 29, 2013:

ClearBridge Variable All Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount

ClearBridge Variable Equity Income Subaccount formerly known as Legg Mason ClearBridge Variable Equity Income Builder Subaccount

ClearBridge Variable Large Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Large Cap Value Subaccount

(c)	Name change was effective April 30, 2013:

ALPS Variable Investors Trust formerly known as Financial Investors Variable Insurance Trust

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount	International Small-Mid Company Subaccount
	2013	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$161,445	$0	$0	$64,544	$0	$47,724	$0	$0
Risk and administrative expense (note 2)	(113,755)	(26,477)	(26,136)	(45,162)	(53,930)	(70,520)	(64,870)	(34,848)

Net investment activity	47,690	(26,477)	(26,136)	19,382	(53,930)	(22,796)	(64,870)	(34,848)

Reinvested capital gains	0	0	0	0	0	0	175,943	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	538,519	14	149,944	219,206	194,975	682,891	4,380,108	241,493
Unrealized gain (loss)	4,937,521	0	(237,595)	1,355,759	687,862	2,461,382	(1,076,211)	1,070,132

Net gain (loss) on investments	5,476,040	14	(87,651)	1,574,965	882,837	3,144,273	3,303,897	1,311,625

Net increase (decrease) in contract owners’ from operations	$5,523,730	$(26,463)	$(113,787)	$1,594,347	$828,907	$3,121,477	$3,414,970	$1,276,777

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount	Nasdaq-100® Index Subaccount
	2013	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$0	$0	$0	$282,967	$29,164	$0	$0	$11,946
Risk and administrative expense (note 2)	(24,714)	(24,295)	(63,935)	(143,261)	(6,363)	(21,758)	(16,859)	(9,232)

Net investment activity	(24,714)	(24,295)	(63,935)	139,706	22,801	(21,758)	(16,859)	2,714

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	209,649	309,423	598,245	1,016,950	58,305	246,133	143,749	129,702
Unrealized gain (loss)	824,083	1,058,105	1,969,306	4,763,508	141,349	22,286	529,668	345,127

Net gain (loss) on investments	1,033,732	1,367,528	2,567,551	5,780,458	199,654	268,419	673,417	474,829

Net increase (decrease) in contract owners’ from operations	$1,009,018	$1,343,233	$2,503,616	$5,920,164	$222,455	$246,661	$656,558	$477,543

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Bristol Subaccount	Bryton Growth Subaccount	U.S. Equity Subaccount	Balanced Subaccount	Income Opportunity Subaccount	Target VIP Subaccount	Target Equity/Income Subaccount	Bristol Growth Subaccount
	2013	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$4,032	$0	$81	$3,888	$295	$2,635	$2,113	$279
Risk and administrative expense (note 2)	(4,657)	(6,438)	(358)	(2,776)	(184)	(1,572)	(1,440)	(480)

Net investment activity	(625)	(6,438)	(277)	1,112	111	1,063	673	(201)

Reinvested capital gains	0	0	0	0	5,121	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	17,952	40,323	20,056	10,979	3,640	6,979	47,267	779
Unrealized gain (loss)	254,707	327,780	(4,957)	43,775	(1,854)	67,580	7,393	20,070

Net gain (loss) on investments	272,659	368,103	15,099	54,754	1,786	74,559	54,660	20,849

Net increase (decrease) in contract owners’ from operations	$272,034	$361,665	$14,822	$55,866	$7,018	$75,622	$55,333	$20,648

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Janus Aspen Series - Institutional Shares			Wells Fargo Advantage Variable Trust Funds
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$49,528	$32,879	$39,452	$528	$481	$35
Risk and administrative expense (note 2)	(46,901)	(20,209)	(19,481)	(1,950)	(519)	(3,685)

Net investment activity	2,627	12,670	19,971	(1,422)	(38)	(3,650)

Reinvested capital gains	0	0	143,867	0	0	13,556

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	159,237	54,622	67,947	5,403	(60)	29,076
Unrealized gain (loss)	1,465,783	590,690	233,950	64,451	8,967	135,686

Net gain (loss) on investments	1,625,020	645,312	301,897	69,854	8,907	164,762

Net increase (decrease) in contract owners’ from operations	$1,627,647	$657,982	$465,735	$68,432	$8,869	$174,668

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Goldman Sachs Variable Insurance Trust - Institutional Shares			Lazard Retirement Series, Inc. - Service Shares
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$39,732	$5,256	$3,093	$95,868	$0	$448	$4,202
Risk and administrative expense (note 2)	(18,580)	(2,334)	(4,181)	(43,080)	(17,094)	(202)	(1,713)

Net investment activity	21,152	2,922	(1,088)	52,788	(17,094)	246	2,489

Reinvested capital gains	379,591	0	29,060	39,897	399,663	4,948	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	75,310	12,731	33,997	148,559	(67,996)	916	3,113
Unrealized gain (loss)	405,862	121,857	134,374	(385,935)	587,357	4,605	49,634

Net gain (loss) on investments	481,172	134,588	168,371	(237,376)	519,361	5,521	52,747

Net increase (decrease) in contract owners’ from operations	$881,915	$137,510	$196,343	$(144,691)	$901,930	$10,715	$55,236

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$35,695	$117,024	$1,319	$70,171	$19,122
Risk and administrative expense (note 2)	(73,894)	(77,482)	(15,137)	(17,013)	(7,475)

Net investment activity	(38,199)	39,542	(13,818)	53,158	11,647

Reinvested capital gains	1,709,601	4,098	2,007	206,341	54,629

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	379,678	496,566	161,103	86,409	40,311
Unrealized gain (loss)	1,808,814	3,160,958	724,459	365,282	(104,727)

Net gain (loss) on investments	2,188,492	3,657,524	885,562	451,691	(64,416)

Net increase (decrease) in contract owners’ from operations	$3,859,894	$3,701,164	$873,751	$711,190	$1,860

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Janus Aspen Series - Service Shares				J.P. Morgan Insurance Trust - Class I
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$13,903	$23,934	$57,301	$182,542	$4,125	$42,723
Risk and administrative expense (note 2)	(10,157)	(10,726)	(20,474)	(28,560)	(4,129)	(23,704)

Net investment activity	3,746	13,208	36,827	153,982	(4)	19,019

Reinvested capital gains	0	0	231,623	0	0	45,912

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	98,131	53,712	70,086	(125,743)	64,777	403,366
Unrealized gain (loss)	444,036	465,182	417,093	741,582	189,810	685,499

Net gain (loss) on investments	542,167	518,894	487,179	615,839	254,587	1,088,865

Net increase (decrease) in contract owners’ from operations	$545,913	$532,102	$755,629	$769,821	$254,583	$1,153,796

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	MFS® Variable Insurance Trust - Service Class				The Prudential Series Fund, Inc. - Class II
	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount	Jennison Subaccount	Jennison 20/20 Focus Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$0	$1,156	$0	$48,940	$0	$0
Risk and administrative expense (note 2)	(3,068)	(1,442)	(2,446)	(16,517)	(1,382)	(23,353)

Net investment activity	(3,068)	(286)	(2,446)	32,423	(1,382)	(23,353)

Reinvested capital gains	4,672	8,681	1,679	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	21,846	11,495	13,680	66,204	42,444	120,688
Unrealized gain (loss)	163,482	50,705	115,758	390,482	36,799	1,085,756

Net gain (loss) on investments	185,328	62,200	129,438	456,686	79,243	1,206,444

Net increase (decrease) in contract owners’ from operations	$186,932	$70,595	$128,671	$489,109	$77,861	$1,183,091

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	PIMCO Variable Insurance Trust - Administrative Shares				Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	VP SRI Equity Subaccount	Appreciation Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$72,938	$125,654	$35,648	$9,262	$292	$9,927
Risk and administrative expense (note 2)	(25,078)	(31,502)	(18,701)	(3,172)	(2,437)	(3,727)

Net investment activity	47,860	94,152	16,947	6,090	(2,145)	6,200

Reinvested capital gains	32,241	47,540	22,069	0	23,990	1,511

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,981	74,891	(41,129)	(63,820)	21,918	37,763
Unrealized gain (loss)	(553,709)	(363,303)	(324,965)	(27,290)	49,702	64,121

Net gain (loss) on investments	(544,728)	(288,412)	(366,094)	(91,110)	71,620	101,884

Net increase (decrease) in contract owners’ from operations	$(464,627)	$(146,720)	$(327,078)	$(85,020)	$93,465	$109,595

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Royce Capital Fund - Investment Class		The Universal Institutional Funds, Inc. (Morgan Stanley UIF)				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Small-Cap Subaccount	Micro-Cap Subaccount	U.S. Real Estate Class I Subaccount	Core Plus Fixed Income Class II Subaccount	U.S. Real Estate Class II Subaccount	Growth Class II Subaccount	Invesco V.I. International Growth Series II Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$73,287	$20,033	$15,465	$8,891	$15,860	$587	$1,990
Risk and administrative expense (note 2)	(38,588)	(20,412)	(10,538)	(1,648)	(7,302)	(1,579)	(714)

Net investment activity	34,699	(379)	4,927	7,243	8,558	(992)	1,276

Reinvested capital gains	380,928	104,988	0	0	0	10,747	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	322,202	71,840	36,511	525	45,599	19,268	1,966
Unrealized gain (loss)	1,218,571	538,761	(17,693)	(11,024)	(26,850)	76,537	27,615

Net gain (loss) on investments	1,540,773	610,601	18,818	(10,499)	18,749	95,805	29,581

Net increase (decrease) in contract owners’ from operations	$1,956,400	$715,210	$23,745	$(3,256)	$27,307	$105,560	$30,857

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Legg Mason Partners Variable Equity Trust - Class I			Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	ClearBridge Variable All Cap Value Subaccount	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$3,595	$1,775	$2,322	$294,001	$15	$36,545	$1,535
Risk and administrative expense (note 2)	(1,620)	(540)	(657)	(25,887)	(2,184)	(8,859)	(1,029)

Net investment activity	1,975	1,235	1,665	268,114	(2,169)	27,686	506

Reinvested capital gains	18,944	0	6,912	0	1,008	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,637	5,922	7,514	34,345	8,975	28,899	1,821
Unrealized gain (loss)	39,885	9,122	18,457	278,722	113,693	269,511	43,821

Net gain (loss) on investments	43,522	15,044	25,971	313,067	122,668	298,410	45,642

Net increase (decrease) in contract owners’ from operations	$64,441	$16,279	$34,548	$581,181	$121,507	$326,096	$46,148

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	ALPS Variable Investors Trust - Class II					Federated Insurance Series - Service Shares
	Ibbotson Conservative ETF Asset Allocation Subaccount	Ibbotson Income & Growth ETF Asset Allocation Subaccount	Ibbotson Balanced ETF Asset Allocation Subaccount	Ibbotson Growth ETF Asset Allocation Subaccount	Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	Kaufmann Fund II Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$6,794	$2,136	$8,745	$28,597	$8,622	$0
Risk and administrative expense (note 2)	(2,724)	(1,089)	(4,212)	(13,208)	(4,544)	(147)

Net investment activity	4,070	1,047	4,533	15,389	4,078	(147)

Reinvested capital gains	6,311	1,354	3,387	3,113	5,886	1,857

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(560)	1,533	15,456	39,017	26,645	1,694
Unrealized gain (loss)	1,594	5,118	42,848	273,518	88,027	6,870

Net gain (loss) on investments	1,034	6,651	58,304	312,535	114,672	8,564

Net increase (decrease) in contract owners’ from operations	$11,415	$9,052	$66,224	$331,037	$124,636	$10,274

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Goldman Sachs Variable Insurance Trust - Service Shares			Franklin Templeton Variable Insurance Products Trust - Class 4
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$653	$32	$9	$4,867	$0	$1,704	$6,900
Risk and administrative expense (note 2)	(524)	(25)	(34)	(518)	(105)	(390)	(435)

Net investment activity	129	7	(25)	4,349	(105)	1,314	6,465

Reinvested capital gains	7,957	0	217	0	40	0	11,426

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,027	244	219	27,312	164	964	1,787
Unrealized gain (loss)	5,583	795	981	(14,304)	4,354	14,205	(6,415)

Net gain (loss) on investments	12,610	1,039	1,200	13,008	4,518	15,169	(4,628)

Net increase (decrease) in contract owners’ from operations	$20,696	$1,046	$1,392	$17,357	$4,453	$16,483	$13,263

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2013

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	Total Subaccounts
	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$26,979	$0	$0	2,326,230
Risk and administrative expense (note 2)	(13,720)	(4,190)	(8,902)	(1,541,849)

Net investment activity	13,259	(4,190)	(8,902)	784,381

Reinvested capital gains	0	0	74,285	4,227,600

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	53,387	(11,218)	35,669	12,621,857
Unrealized gain (loss)	412,415	59,801	496,050	36,540,151

Net gain (loss) on investments	465,802	48,583	531,719	49,162,008

Net increase (decrease) in contract owners’ from operations	$479,061	$44,393	$597,102	54,173,989

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$47,690	$109,133	$(26,477)	$(34,363)	$(26,136)	$(26,285)	$19,382	$31,473
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	538,519	(198,416)	14	(12)	149,944	143,103	219,206	78,071
Unrealized gain (loss)	4,937,521	2,255,269	0	0	(237,595)	136,363	1,355,759	491,169

Net increase (decrease) in contract owners’ equity from operations	5,523,730	2,165,986	(26,463)	(34,375)	(113,787)	253,181	1,594,347	600,713

Equity transactions:
Contract purchase payments	1,341,691	1,480,941	504,511	982,772	243,626	268,631	422,204	479,174
Transfers (to) and from other subaccounts	(298,031)	(697,510)	284,377	1,028,561	(30,323)	807,074	(200,103)	(87,732)
Transfers (to) and from fixed dollar contract	(128,704)	(186,830)	(338,787)	(384,758)	(222,461)	(64,367)	(6,288)	(130,181)
Withdrawals, surrenders and death benefit payments	(845,599)	(1,006,522)	(624,078)	(2,037,816)	(237,508)	(212,189)	(272,019)	(252,664)
Surrender charges (note 2)	(72,705)	(52,700)	(48,495)	(217,896)	(25,243)	(23,960)	(9,010)	(11,012)
Lapse charges (note 2)	(5,335)	2,089	(11,836)	(3,708)	(602)	0	(1,067)	(114)
Cost of insurance and other administrative fees (note 2)	(1,248,113)	(1,267,452)	(373,313)	(443,004)	(194,247)	(240,454)	(441,181)	(453,099)

Net equity transactions	(1,256,796)	(1,727,984)	(607,621)	(1,075,849)	(466,758)	534,735	(507,464)	(455,628)

Net change in contract owners’ equity	4,266,934	438,002	(634,084)	(1,110,224)	(580,545)	787,916	1,086,883	145,085
Contract owners’ equity:
Beginning of period	15,466,810	15,028,808	6,012,168	7,122,392	4,655,567	3,867,651	5,634,068	5,488,983

End of period	$19,733,744	$15,466,810	$5,378,084	$6,012,168	$4,075,022	$4,655,567	$6,720,951	$5,634,068

Change in units:
Beginning units	513,630	573,090	279,007	328,055	117,905	104,276	175,904	190,577

Units purchased	56,070	69,388	200,395	316,348	11,626	31,438	15,641	20,039
Units redeemed	(90,193)	(128,848)	(227,949)	(365,396)	(23,514)	(17,809)	(29,585)	(34,712)

Ending units	479,507	513,630	251,453	279,007	106,017	117,905	161,960	175,904

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		International Small-Mid Company Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(53,930)	$(52,953)	$(22,796)	$(6,170)	$(64,870)	$(62,897)	$(34,848)	$(32,471)
Reinvested capital gains	0	0	0	0	175,943	0	0	0
Realized gain (loss)	194,975	(4,460)	682,891	551,945	4,380,108	224,515	241,493	195,137
Unrealized gain (loss)	687,862	1,407,488	2,461,382	928,376	(1,076,211)	574,842	1,070,132	790,128

Net increase (decrease) in contract owners’ equity from operations	828,907	1,350,075	3,121,477	1,474,151	3,414,970	736,460	1,276,777	952,794

Equity transactions:
Contract purchase payments	598,114	669,297	506,214	563,387	519,340	610,887	345,749	345,965
Transfers (to) and from other subaccounts	(135,786)	(91,517)	66,784	(201,988)	(11,026,762)	(156,491)	61,852	(415,173)
Transfers (to) and from fixed dollar contract	(46,905)	(216,198)	(147,975)	(266,048)	(70,079)	(128,847)	(80,790)	(42,959)
Withdrawals, surrenders and death benefit payments	(490,506)	(438,359)	(440,265)	(539,801)	(685,784)	(617,262)	(251,004)	(188,518)
Surrender charges (note 2)	(18,516)	(22,607)	(26,875)	(33,227)	(30,182)	(28,915)	(18,180)	(28,327)
Lapse charges (note 2)	(493)	2,439	(1,440)	(264)	(1,485)	(2,306)	(3,201)	(883)
Cost of insurance and other administrative fees (note 2)	(526,049)	(570,779)	(532,666)	(524,888)	(518,767)	(558,407)	(263,715)	(271,606)

Net equity transactions	(620,141)	(667,724)	(576,223)	(1,002,829)	(11,813,719)	(881,341)	(209,289)	(601,501)

Net change in contract owners’ equity	208,766	682,351	2,545,254	471,322	(8,398,749)	(144,881)	1,067,488	351,293
Contract owners’ equity:
Beginning of period	7,932,265	7,249,914	9,565,688	9,094,366	8,398,749	8,543,630	4,898,225	4,546,932

End of period	$8,141,031	$7,932,265	$12,110,942	$9,565,688	$0	$8,398,749	$5,965,713	$4,898,225

Change in units:
Beginning units	362,751	395,709	233,495	259,094	255,301	282,100	147,741	167,008

Units purchased	40,887	43,371	21,495	20,415	20,091	24,499	16,999	17,676
Units redeemed	(67,790)	(76,329)	(33,560)	(46,014)	(275,392)	(51,298)	(22,753)	(36,943)

Ending units	335,848	362,751	221,430	233,495	0	255,301	141,987	147,741

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(24,714)	$(22,982)	$(24,295)	$(19,218)	$(63,935)	$(58,435)	$139,706	$139,658
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	209,649	90,119	309,423	184,409	598,245	458,362	1,016,950	470,184
Unrealized gain (loss)	824,083	576,916	1,058,105	270,533	1,969,306	1,037,669	4,763,508	1,983,549

Net increase (decrease) in contract owners’ equity from operations	1,009,018	644,053	1,343,233	435,724	2,503,616	1,437,596	5,920,164	2,593,391

Equity transactions:
Contract purchase payments	234,770	261,684	147,724	162,479	507,467	574,695	1,493,082	1,576,758
Transfers (to) and from other subaccounts	(228,287)	31,189	9,661,363	(76,250)	(223,419)	(254,731)	(213,880)	(43,863)
Transfers (to) and from fixed dollar contract	639	(85,673)	646	(82,591)	(65,360)	(215,200)	(440,633)	(237,374)
Withdrawals, surrenders and death benefit payments	(146,053)	(126,181)	(177,668)	(181,893)	(492,105)	(613,376)	(885,959)	(962,941)
Surrender charges (note 2)	(15,687)	(17,242)	(10,456)	(10,390)	(41,265)	(54,507)	(90,731)	(119,253)
Lapse charges (note 2)	(312)	(1,145)	0	0	(6,271)	(3,494)	(3,200)	(11,952)
Cost of insurance and other administrative fees (note 2)	(211,728)	(218,157)	(155,150)	(144,256)	(485,311)	(502,564)	(1,093,768)	(1,111,694)

Net equity transactions	(366,658)	(155,525)	9,466,459	(332,901)	(806,264)	(1,069,177)	(1,235,089)	(910,319)

Net change in contract owners’ equity	642,360	488,528	10,809,692	102,823	1,697,352	368,419	4,685,075	1,683,072
Contract owners’ equity:
Beginning of period	3,442,921	2,954,393	2,715,881	2,613,058	8,242,791	7,874,372	19,797,722	18,114,650

End of period	$4,085,281	$3,442,921	$13,525,573	$2,715,881	$9,940,143	$8,242,791	$24,482,797	$19,797,722

Change in units:
Beginning units	293,292	306,917	128,695	145,038	294,694	334,484	904,573	947,971

Units purchased	28,178	38,484	350,149	13,519	24,437	29,741	97,412	105,048
Units redeemed	(54,717)	(52,109)	(34,392)	(29,862)	(48,825)	(69,531)	(146,524)	(148,446)

Ending units	266,753	293,292	444,452	128,695	270,306	294,694	855,461	904,573

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,801	$8,049	$(21,758)	$(22,389)	$(16,859)	$(15,456)	$2,714	$1,290
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	58,305	93,997	246,133	200,825	143,749	121,292	129,702	78,242
Unrealized gain (loss)	141,349	(11,122)	22,286	289,396	529,668	159,656	345,127	106,326

Net increase (decrease) in contract owners’ equity from operations	222,455	90,924	246,661	467,832	656,558	265,492	477,543	185,858

Equity transactions:
Contract purchase payments	86,611	106,638	164,577	182,899	122,441	131,598	112,104	79,810
Transfers (to) and from other subaccounts	(46,234)	(151,327)	114,226	342,369	57,264	4,407	(70,605)	140,321
Transfers (to) and from fixed dollar contract	(9,219)	(23,392)	(57,322)	(99,338)	(32,346)	(57,282)	(36,186)	9,620
Withdrawals, surrenders and death benefit payments	(86,303)	(431,698)	(196,373)	(182,795)	(122,446)	(91,167)	(106,080)	(28,370)
Surrender charges (note 2)	(15,991)	(38,965)	(15,088)	(25,656)	(8,859)	(7,785)	(16,647)	(10,833)
Lapse charges (note 2)	0	0	(9,647)	(976)	0	(347)	0	(780)
Cost of insurance and other administrative fees (note 2)	(63,911)	(70,433)	(159,151)	(159,246)	(109,117)	(110,597)	(69,970)	(67,566)

Net equity transactions	(135,047)	(609,177)	(158,778)	57,257	(93,063)	(131,173)	(187,384)	122,202

Net change in contract owners’ equity	87,408	(518,253)	87,883	525,089	563,495	134,319	290,159	308,060
Contract owners’ equity:
Beginning of period	1,112,451	1,630,704	3,882,306	3,357,217	2,268,152	2,133,833	1,446,500	1,138,440

End of period	$1,199,859	$1,112,451	$3,970,189	$3,882,306	$2,831,647	$2,268,152	$1,736,659	$1,446,500

Change in units:
Beginning units	89,747	139,993	168,893	165,745	160,348	170,407	191,285	176,132

Units purchased	9,097	16,593	27,783	34,294	16,813	23,269	21,249	51,802
Units redeemed	(18,243)	(66,839)	(34,171)	(31,146)	(22,333)	(33,328)	(42,376)	(36,649)

Ending units	80,601	89,747	162,505	168,893	154,828	160,348	170,158	191,285

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount		Balanced Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(625)	$(222)	$(6,438)	$(5,674)	$(277)	$(46)	$1,112	$(2,201)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	17,952	7,026	40,323	32,941	20,056	339	10,979	8,747
Unrealized gain (loss)	254,707	67,800	327,780	58,008	(4,957)	4,879	43,775	28,512

Net increase (decrease) in contract owners’ equity from operations	272,034	74,604	361,665	85,275	14,822	5,172	55,866	35,058

Equity transactions:
Contract purchase payments	52,603	56,844	55,743	61,623	6,311	6,774	19,401	22,626
Transfers (to) and from other subaccounts	10,588	(9,833)	35,041	13,322	(64,350)	4,387	252,692	140,717
Transfers (to) and from fixed dollar contract	(6,611)	1,773	(10,945)	(1,227)	(1,452)	67	(1,855)	(1,554)
Withdrawals, surrenders and death benefit payments	(13,983)	(32,063)	(37,994)	(32,707)	(4,460)	0	(19,230)	(37,661)
Surrender charges (note 2)	(5,536)	(2,806)	(11,147)	(14,037)	0	0	(1,294)	(1,353)
Lapse charges (note 2)	886	(1,004)	886	478	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(29,655)	(28,609)	(47,169)	(44,478)	(2,590)	(2,763)	(18,836)	(16,667)

Net equity transactions	8,292	(15,698)	(15,585)	(17,026)	(66,541)	8,465	230,878	106,108

Net change in contract owners’ equity	280,326	58,906	346,080	68,249	(51,719)	13,637	286,744	141,166
Contract owners’ equity:
Beginning of period	661,759	602,853	915,360	847,111	51,719	38,082	385,674	244,508

End of period	$942,085	$661,759	$1,261,440	$915,360	$0	$51,719	$672,418	$385,674

Change in units:
Beginning units	46,746	47,840	71,873	73,471	6,483	5,430	31,005	22,104

Units purchased	4,292	4,960	7,599	12,140	777	1,465	20,448	14,817
Units redeemed	(3,559)	(6,054)	(8,564)	(13,738)	(7,260)	(412)	(4,204)	(5,916)

Ending units	47,479	46,746	70,908	71,873	0	6,483	47,249	31,005

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Income Opportunity Subaccount		Target VIP Subaccount		Target Equity/Income Subaccount		Bristol Growth Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$111	$(159)	$1,063	$1,432	$673	$2,763	$(201)	$(142)
Reinvested capital gains	5,121	0	0	0	0	0	0	0
Realized gain (loss)	3,640	1,230	6,979	2,002	47,267	(1,886)	779	365
Unrealized gain (loss)	(1,854)	787	67,580	19,475	7,393	19,692	20,070	4,664

Net increase (decrease) in contract owners’ equity from operations	7,018	1,858	75,622	22,909	55,333	20,569	20,648	4,887

Equity transactions:
Contract purchase payments	4,283	5,234	20,017	19,753	16,989	21,366	2,217	2,471
Transfers (to) and from other subaccounts	(38,673)	2	277,484	7,523	(219,486)	(3,208)	1,910	844
Transfers (to) and from fixed dollar contract	635	(1,273)	(342)	62	(25,612)	5,610	0	0
Withdrawals, surrenders and death benefit payments	(18)	15	(14,307)	(2,227)	(14,363)	(11,390)	(283)	0
Surrender charges (note 2)	0	0	(2,110)	(828)	(1,341)	(3,680)	(53)	0
Lapse charges (note 2)	0	0	(578)	0	(1,395)	0	0	0
Cost of insurance and other administrative fees (note 2)	(2,701)	(3,176)	(10,335)	(9,318)	(15,571)	(15,841)	(1,912)	(1,662)

Net equity transactions	(36,474)	802	269,829	14,965	(260,779)	(7,143)	1,879	1,653

Net change in contract owners’ equity	(29,456)	2,660	345,451	37,874	(205,446)	13,426	22,527	6,540
Contract owners’ equity:
Beginning of period	29,456	26,796	193,402	155,528	205,446	192,020	53,266	46,726

End of period	$0	$29,456	$538,853	$193,402	$0	$205,446	$75,793	$53,266

Change in units:
Beginning units	2,770	2,685	19,920	18,323	24,805	25,560	3,360	3,253

Units purchased	755	1,168	23,757	4,791	5,648	4,785	238	214
Units redeemed	(3,525)	(1,083)	(2,775)	(3,194)	(30,453)	(5,540)	(123)	(107)

Ending units	0	2,770	40,902	19,920	0	24,805	3,475	3,360

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,627	$(10,935)	$12,670	$2,973	$19,971	$70,539
Reinvested capital gains	0	94,766	0	0	143,867	329,915
Realized gain (loss)	159,237	66,167	54,622	(35,770)	67,947	156,152
Unrealized gain (loss)	1,465,783	739,584	590,690	423,928	233,950	(49,153)

Net increase (decrease) in contract owners’ equity from operations	1,627,647	889,582	657,982	391,131	465,735	507,453

Equity transactions:
Contract purchase payments	235,609	247,542	177,224	183,926	143,384	151,216
Transfers (to) and from other subaccounts	(42,279)	(30,541)	147,502	(16,236)	87,834	120,938
Transfers (to) and from fixed dollar contract	(66,396)	(43,909)	(11,381)	(37,652)	(39,057)	(28,839)
Withdrawals, surrenders and death benefit payments	(114,426)	(196,692)	(148,091)	(132,473)	(241,814)	(2,099,403)
Surrender charges (note 2)	(7,296)	(17,220)	(9,216)	(15,341)	(18,774)	(54,929)
Lapse charges (note 2)	(3,862)	(394)	(1,211)	(95)	0	(20,856)
Cost of insurance and other administrative fees (note 2)	(304,446)	(303,540)	(128,300)	(126,796)	(151,641)	(178,478)

Net equity transactions	(303,096)	(344,754)	26,527	(144,667)	(220,068)	(2,110,351)

Net change in contract owners’ equity	1,324,551	544,828	684,509	246,464	245,667	(1,602,898)
Contract owners’ equity:
Beginning of period	5,675,077	5,130,249	2,346,352	2,099,888	2,635,618	4,238,516

End of period	$6,999,628	$5,675,077	$3,030,861	$2,346,352	$2,881,285	$2,635,618

Change in units:
Beginning units	529,405	563,290	216,317	230,752	139,304	252,632

Units purchased	29,925	32,153	38,965	22,838	20,112	22,699
Units redeemed	(54,591)	(66,038)	(36,076)	(37,273)	(31,722)	(136,027)

Ending units	504,739	529,405	219,206	216,317	127,694	139,304

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,422)	$(1,526)	$(38)	$76	$(3,650)	$(3,506)
Reinvested capital gains	0	81	0	0	13,556	0
Realized gain (loss)	5,403	398	(60)	(483)	29,076	41,891
Unrealized gain (loss)	64,451	34,329	8,967	8,698	135,686	34,517

Net increase (decrease) in contract owners’ equity from operations	68,432	33,282	8,869	8,291	174,668	72,902

Equity transactions:
Contract purchase payments	0	8	0	0	0	4
Transfers (to) and from other subaccounts	0	(14,613)	0	0	(2,178)	(14,639)
Transfers (to) and from fixed dollar contract	(1,124)	(2,735)	(1,422)	(1)	(6,592)	(7,617)
Withdrawals, surrenders and death benefit payments	(10,635)	(3,285)	(403)	(3,244)	(15,417)	(37,948)
Surrender charges (note 2)	(1,329)	(516)	0	(360)	(1,968)	(580)
Lapse charges (note 2)	0	0	0	0	0	(71)
Cost of insurance and other administrative fees (note 2)	(10,854)	(10,925)	(1,692)	(1,884)	(20,913)	(22,946)

Net equity transactions	(23,942)	(32,066)	(3,517)	(5,489)	(47,068)	(83,797)

Net change in contract owners’ equity	44,490	1,216	5,352	2,802	127,600	(10,895)
Contract owners’ equity:
Beginning of period	237,403	236,187	65,776	62,974	433,888	444,783

End of period	$281,893	$237,403	$71,128	$65,776	$561,488	$433,888

Change in units:
Beginning units	12,481	14,238	3,429	3,715	32,676	39,142

Units purchased	1	2	0	0	108	129
Units redeemed	(1,056)	(1,759)	(173)	(286)	(3,158)	(6,595)

Ending units	11,426	12,481	3,256	3,429	29,626	32,676

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$21,152	$22,103	$2,922	$4,433	$(1,088)	$571
Reinvested capital gains	379,591	68,600	0	0	29,060	0
Realized gain (loss)	75,310	15,443	12,731	17,609	33,997	41,607
Unrealized gain (loss)	405,862	356,767	121,857	33,937	134,374	55,235

Net increase (decrease) in contract owners’ equity from operations	881,915	462,913	137,510	55,979	196,343	97,413

Equity transactions:
Contract purchase payments	178,350	208,300	30,646	32,788	77,300	46,385
Transfers (to) and from other subaccounts	7,082	(88,832)	(10,344)	(83,116)	26,573	32,754
Transfers (to) and from fixed dollar contract	(40,653)	(30,680)	(1,588)	(5,041)	6,729	19,313
Withdrawals, surrenders and death benefit payments	(136,989)	(148,317)	(2,656)	(26,449)	(26,096)	(115,073)
Surrender charges (note 2)	(49,453)	(16,873)	0	(3,112)	(2,498)	(11,350)
Lapse charges (note 2)	(522)	(444)	0	0	(207)	0
Cost of insurance and other administrative fees (note 2)	(119,460)	(116,796)	(17,018)	(18,918)	(28,515)	(28,015)

Net equity transactions	(161,645)	(193,642)	(960)	(103,848)	53,286	(55,986)

Net change in contract owners’ equity	720,270	269,271	136,550	(47,869)	249,629	41,427
Contract owners’ equity:
Beginning of period	2,811,693	2,542,422	376,646	424,515	600,182	558,755

End of period	$3,531,963	$2,811,693	$513,196	$376,646	$849,811	$600,182

Change in units:
Beginning units	231,570	247,581	33,836	43,324	53,719	59,509

Units purchased	21,402	32,487	3,669	5,281	13,715	13,376
Units redeemed	(33,000)	(48,498)	(3,729)	(14,769)	(9,564)	(19,166)

Ending units	219,972	231,570	33,776	33,836	57,870	53,719

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$52,788	$67,247	$(17,094)	$(15,969)	$246	$164	$2,489	$2,592
Reinvested capital gains	39,897	82,532	399,663	756,124	4,948	0	0	0
Realized gain (loss)	148,559	167,472	(67,996)	(47,720)	916	885	3,113	(6,091)
Unrealized gain (loss)	(385,935)	1,065,326	587,357	(439,837)	4,605	2,341	49,634	49,553

Net increase (decrease) in contract owners’ equity from operations	(144,691)	1,382,577	901,930	252,598	10,715	3,390	55,236	46,054

Equity transactions:
Contract purchase payments	415,757	434,845	170,562	184,842	7,591	5,298	24,143	20,171
Transfers (to) and from other subaccounts	(83,978)	(505,215)	16,247	(132,285)	4,813	6,925	45,308	11,515
Transfers (to) and from fixed dollar contract	(81,652)	(175,694)	(17,856)	(89,507)	(54)	(1,941)	(1,600)	(6,119)
Withdrawals, surrenders and death benefit payments	(330,561)	(224,262)	(97,413)	(82,027)	(247)	0	(18,765)	(7,755)
Surrender charges (note 2)	(30,518)	(26,062)	(15,944)	(11,201)	(56)	0	(2,825)	(977)
Lapse charges (note 2)	(68)	(1,567)	970	(2,620)	0	0	3,162	(3,278)
Cost of insurance and other administrative fees (note 2)	(294,014)	(327,934)	(131,051)	(132,106)	(1,784)	(1,414)	(12,714)	(11,698)

Net equity transactions	(405,034)	(825,889)	(74,485)	(264,904)	10,263	8,868	36,709	1,859

Net change in contract owners’ equity	(549,725)	556,688	827,445	(12,306)	20,978	12,258	91,945	47,913
Contract owners’ equity:
Beginning of period	7,428,803	6,872,115	2,658,208	2,670,514	33,076	20,818	261,618	213,705

End of period	$6,879,078	$7,428,803	$3,485,653	$2,658,208	$54,054	$33,076	$353,563	$261,618

Change in units:
Beginning units	186,690	209,206	110,661	121,626	2,898	2,064	25,230	24,773

Units purchased	22,087	21,867	11,946	12,280	1,176	1,794	7,393	7,965
Units redeemed	(32,412)	(44,383)	(14,529)	(23,245)	(348)	(960)	(4,176)	(7,508)

Ending units	176,365	186,690	108,078	110,661	3,726	2,898	28,447	25,230

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,199)	$(24,052)	$39,542	$67,156	$(13,818)	$(6,186)
Reinvested capital gains	1,709,601	926,006	4,098	0	2,007	0
Realized gain (loss)	379,678	275,550	496,566	131,580	161,103	146,637
Unrealized gain (loss)	1,808,814	275,221	3,160,958	1,609,505	724,459	207,585

Net increase (decrease) in contract owners’ equity from operations	3,859,894	1,452,725	3,701,164	1,808,241	873,751	348,036

Equity transactions:
Contract purchase payments	751,001	786,168	804,582	889,263	203,175	241,129
Transfers (to) and from other subaccounts	36,758	(70,975)	80,290	(121,965)	(109,165)	(17,149)
Transfers (to) and from fixed dollar contract	(185,054)	(103,428)	(231,413)	(219,597)	(42,742)	12,691
Withdrawals, surrenders and death benefit payments	(959,929)	(534,368)	(1,009,436)	(665,776)	(141,372)	(243,924)
Surrender charges (note 2)	(108,891)	(57,167)	(125,158)	(81,420)	(36,460)	(54,557)
Lapse charges (note 2)	(3,410)	1,370	(2,286)	396	0	5,199
Cost of insurance and other administrative fees (note 2)	(505,276)	(493,644)	(492,998)	(501,128)	(118,984)	(124,987)

Net equity transactions	(974,801)	(472,044)	(976,419)	(700,227)	(245,548)	(181,598)

Net change in contract owners’ equity	2,885,093	980,681	2,724,745	1,108,014	628,203	166,438
Contract owners’ equity:
Beginning of period	11,605,861	10,625,180	12,966,288	11,858,274	2,649,125	2,482,687

End of period	$14,490,954	$11,605,861	$15,691,033	$12,966,288	$3,277,328	$2,649,125

Change in units:
Beginning units	475,478	494,961	795,971	839,123	297,796	316,893

Units purchased	41,522	69,928	84,603	85,870	30,537	58,436
Units redeemed	(76,777)	(89,411)	(139,499)	(129,022)	(55,410)	(77,533)

Ending units	440,223	475,478	741,075	795,971	272,923	297,796

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount
	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$53,158	$60,532	$11,647	$7,256
Reinvested capital gains	206,341	165,768	54,629	20,128
Realized gain (loss)	86,409	25,884	40,311	51,891
Unrealized gain (loss)	365,282	134,116	(104,727)	49,226

Net increase (decrease) in contract owners’ equity from operations	711,190	386,300	1,860	128,501

Equity transactions:
Contract purchase payments	218,171	215,948	132,840	61,699
Transfers (to) and from other subaccounts	102,641	15,168	11,826	151,218
Transfers (to) and from fixed dollar contract	127,051	(19,966)	(10,563)	66,407
Withdrawals, surrenders and death benefit payments	(364,969)	(164,354)	(44,665)	(28,247)
Surrender charges (note 2)	(33,434)	(10,886)	(8,956)	(10,094)
Lapse charges (note 2)	(95)	(266)	(4,769)	(1,400)
Cost of insurance and other administrative fees (note 2)	(115,088)	(106,921)	(39,163)	(33,709)

Net equity transactions	(65,723)	(71,277)	36,550	205,874

Net change in contract owners’ equity	645,467	315,023	38,410	334,375
Contract owners’ equity:
Beginning of period	2,680,767	2,365,744	1,104,321	769,946

End of period	$3,326,234	$2,680,767	$1,142,731	$1,104,321

Change in units:
Beginning units	179,083	183,608	50,290	41,169

Units purchased	31,886	23,788	14,128	23,782
Units redeemed	(35,836)	(28,313)	(12,820)	(14,661)

Ending units	175,133	179,083	51,598	50,290

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,746	$(952)	$13,208	$4,966	$36,827	$79,154	$153,982	$4,784
Reinvested capital gains	0	32,240	0	0	231,623	271,749	0	635,209
Realized gain (loss)	98,131	36,281	53,712	12,527	70,086	56,114	(125,743)	(271,835)
Unrealized gain (loss)	444,036	229,509	465,182	302,468	417,093	63,262	741,582	376,514

Net increase (decrease) in contract owners’ equity from operations	545,913	297,078	532,102	319,961	755,629	470,279	769,821	744,672

Equity transactions:
Contract purchase payments	97,330	111,362	121,533	140,582	278,632	301,588	447,004	540,121
Transfers (to) and from other subaccounts	(13,200)	(8,724)	(14,815)	(6,844)	43,355	(38,060)	(257,632)	(883,327)
Transfers (to) and from fixed dollar contract	(7,508)	(33,992)	(16,664)	(49,050)	(102,593)	(131,428)	(62,852)	(73,723)
Withdrawals, surrenders and death benefit payments	(202,493)	(27,156)	(56,974)	(44,428)	(180,594)	(162,454)	(196,405)	(190,856)
Surrender charges (note 2)	(12,067)	(12,964)	(6,872)	(7,146)	(25,894)	(37,975)	(33,616)	(37,800)
Lapse charges (note 2)	0	0	0	129	(184)	236	(1,091)	(2,171)
Cost of insurance and other administrative fees (note 2)	(59,424)	(63,018)	(72,083)	(69,485)	(156,358)	(156,027)	(216,604)	(246,453)

Net equity transactions	(197,362)	(34,492)	(45,875)	(36,242)	(143,636)	(224,120)	(321,196)	(894,209)

Net change in contract owners’ equity	348,551	262,586	486,227	283,719	611,993	246,159	448,625	(149,537)
Contract owners’ equity:
Beginning of period	1,944,921	1,682,335	1,957,838	1,674,119	4,002,963	3,756,804	5,911,811	6,061,348

End of period	$2,293,472	$1,944,921	$2,444,065	$1,957,838	$4,614,956	$4,002,963	$6,360,436	$5,911,811

Change in units:
Beginning units	229,415	232,968	256,246	260,666	233,886	247,000	206,197	237,497

Units purchased	12,857	17,358	21,867	24,395	23,841	24,614	20,754	28,230
Units redeemed	(32,603)	(20,911)	(26,481)	(28,815)	(30,966)	(37,728)	(31,374)	(59,530)

Ending units	209,669	229,415	251,632	256,246	226,761	233,886	195,577	206,197

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4)	$(2,085)	$19,019	$18,249
Reinvested capital gains	0	0	45,912	0
Realized gain (loss)	64,777	45,051	403,366	303,473
Unrealized gain (loss)	189,810	55,634	685,499	384,042

Net increase (decrease) in contract owners’ equity from operations	254,583	98,600	1,153,796	705,764

Equity transactions:
Contract purchase payments	46,977	44,070	203,220	227,004
Transfers (to) and from other subaccounts	95,335	(38,314)	119,513	(45,864)
Transfers (to) and from fixed dollar contract	(4,757)	(38,952)	(57,167)	(54,421)
Withdrawals, surrenders and death benefit payments	(28,995)	(19,620)	(511,408)	(407,983)
Surrender charges (note 2)	(1,756)	(6,058)	(41,517)	(27,184)
Lapse charges (note 2)	(383)	0	(2,655)	443
Cost of insurance and other administrative fees (note 2)	(26,057)	(20,736)	(147,974)	(149,249)

Net equity transactions	80,364	(79,610)	(437,988)	(457,254)

Net change in contract owners’ equity	334,947	18,990	715,808	248,510
Contract owners’ equity:
Beginning of period	578,226	559,236	3,935,085	3,686,575

End of period	$913,173	$578,226	$4,650,893	$3,935,085

Change in units:
Beginning units	30,546	35,106	146,697	164,200

Units purchased	8,819	3,965	15,624	14,714
Units redeemed	(5,209)	(8,525)	(30,287)	(32,217)

Ending units	34,156	30,546	132,034	146,697

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,068)	$(2,735)	$(286)	$(811)	$(2,446)	$(2,027)	$32,423	$53,735
Reinvested capital gains	4,672	44,810	8,681	11,508	1,679	0	0	0
Realized gain (loss)	21,846	4,836	11,495	9,863	13,680	6,644	66,204	18,513
Unrealized gain (loss)	163,482	38,171	50,705	13,852	115,758	42,212	390,482	192,360

Net increase (decrease) in contract owners’ equity from operations	186,932	85,082	70,595	34,412	128,671	46,829	489,109	264,608

Equity transactions:
Contract purchase payments	27,792	29,584	17,647	20,001	28,179	31,058	162,647	178,713
Transfers (to) and from other subaccounts	84,932	(39,961)	(390)	8,561	191	3,558	(1,082)	(52,548)
Transfers (to) and from fixed dollar contract	(23,787)	(21,599)	(2,498)	(7,432)	(1,769)	(4,572)	(29,786)	(38,766)
Withdrawals, surrenders and death benefit payments	(35,253)	(39,927)	(17,632)	(3,379)	(3,583)	(11,913)	(189,733)	(105,180)
Surrender charges (note 2)	(1,150)	(12,761)	(1,402)	(1,696)	(1,146)	(5,144)	(25,104)	(11,506)
Lapse charges (note 2)	0	(87)	0	0	(51)	(305)	(186)	0
Cost of insurance and other administrative fees (note 2)	(18,569)	(18,864)	(11,463)	(11,445)	(15,588)	(14,249)	(120,592)	(120,647)

Net equity transactions	33,965	(103,615)	(15,738)	4,610	6,233	(1,567)	(203,836)	(149,934)

Net change in contract owners’ equity	220,897	(18,533)	54,857	39,022	134,904	45,262	285,273	114,674
Contract owners’ equity:
Beginning of period	449,674	468,207	250,126	211,104	348,123	302,861	2,779,586	2,664,912

End of period	$670,571	$449,674	$304,983	$250,126	$483,027	$348,123	$3,064,859	$2,779,586

Change in units:
Beginning units	24,858	31,057	18,347	17,933	34,614	34,797	179,339	189,314

Units purchased	6,702	4,435	1,721	4,184	4,650	6,442	15,336	21,873
Units redeemed	(5,114)	(10,634)	(2,738)	(3,770)	(4,000)	(6,625)	(26,887)	(31,848)

Ending units	26,446	24,858	17,330	18,347	35,264	34,614	167,788	179,339

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	The Prudential Series Fund, Inc. - Class II
	Jennison Subaccount		Jennison 20/20 Focus Subaccount
	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,382)	$(1,574)	$(23,353)	$(22,092)
Reinvested capital gains	0	0	0	148,832
Realized gain (loss)	42,444	7,570	120,688	69,715
Unrealized gain (loss)	36,799	33,690	1,085,756	201,708

Net increase (decrease) in contract owners’ equity from operations	77,861	39,686	1,183,091	398,163

Equity transactions:
Contract purchase payments	16,090	17,594	256,370	299,767
Transfers (to) and from other subaccounts	(139,188)	41,034	(58,848)	(16,845)
Transfers (to) and from fixed dollar contract	(1,229)	(8,744)	(57,020)	(37,042)
Withdrawals, surrenders and death benefit payments	(10,528)	0	(127,630)	(205,562)
Surrender charges (note 2)	(508)	0	(24,032)	(27,197)
Lapse charges (note 2)	0	(1,151)	1,225	(3,664)
Cost of insurance and other administrative fees (note 2)	(7,681)	(8,953)	(177,556)	(175,185)

Net equity transactions	(143,044)	39,780	(187,491)	(165,728)

Net change in contract owners’ equity	(65,183)	79,466	995,600	232,435
Contract owners’ equity:
Beginning of period	333,229	253,763	4,209,490	3,977,055

End of period	$268,046	$333,229	$5,205,090	$4,209,490

Change in units:
Beginning units	17,838	15,603	185,237	192,138

Units purchased	882	3,805	13,844	20,442
Units redeemed	(8,176)	(1,570)	(20,680)	(27,343)

Ending units	10,544	17,838	178,401	185,237

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		CommodityRealReturn® Strategy Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$47,860	$18,503	$94,152	$148,679	$16,947	$37,170	$6,090	$11,276
Reinvested capital gains	32,241	230,744	47,540	120,637	22,069	207,865	0	20,288
Realized gain (loss)	8,981	105,402	74,891	191,138	(41,129)	51,288	(63,820)	(23,685)
Unrealized gain (loss)	(553,709)	(20,593)	(363,303)	195,753	(324,965)	(73,564)	(27,290)	12,805

Net increase (decrease) in contract owners’ equity from operations	(464,627)	334,056	(146,720)	656,207	(327,078)	222,759	(85,020)	20,684

Equity transactions:
Contract purchase payments	275,352	263,126	350,135	375,454	227,393	222,411	28,236	33,993
Transfers (to) and from other subaccounts	17,529	199,205	58,489	441,443	(104,240)	(58,521)	(166,051)	109,635
Transfers (to) and from fixed dollar contract	(31,072)	(17,846)	(83,628)	(30,902)	(50,312)	6,512	(12,800)	1,172
Withdrawals, surrenders and death benefit payments	(107,152)	(189,512)	(894,924)	(1,969,325)	(97,960)	(191,863)	(11,597)	(13,962)
Surrender charges (note 2)	(14,946)	(28,017)	(92,448)	(141,291)	(20,076)	(25,008)	(88)	(724)
Lapse charges (note 2)	(40,792)	(1,691)	(1,134)	(3,723)	2,172	(3,059)	0	0
Cost of insurance and other administrative fees (note 2)	(200,202)	(213,665)	(220,630)	(286,607)	(140,595)	(174,107)	(18,794)	(22,595)

Net equity transactions	(101,283)	11,600	(884,140)	(1,614,951)	(183,618)	(223,635)	(181,094)	107,519

Net change in contract owners’ equity	(565,910)	345,656	(1,030,860)	(958,744)	(510,696)	(876)	(266,114)	128,203
Contract owners’ equity:
Beginning of period	4,528,207	4,182,551	6,456,637	7,415,381	3,628,616	3,629,492	602,347	474,144

End of period	$3,962,297	$4,528,207	$5,425,777	$6,456,637	$3,117,920	$3,628,616	$336,233	$602,347

Change in units:
Beginning units	234,170	233,472	355,956	444,687	180,784	191,933	38,517	31,714

Units purchased	57,133	53,710	68,170	83,354	39,390	24,727	4,741	16,813
Units redeemed	(63,900)	(53,012)	(116,733)	(172,085)	(49,176)	(35,876)	(17,863)	(10,010)

Ending units	227,403	234,170	307,393	355,956	170,998	180,784	25,395	38,517

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Calvert Variable Series, Inc.		Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	VP SRI Equity Subaccount		Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,145)	$(1,956)	$6,200	$15,703	$34,699	$(30,833)	$(379)	$(21,512)
Reinvested capital gains	23,990	10,942	1,511	0	380,928	148,601	104,988	79,172
Realized gain (loss)	21,918	7,398	37,763	54,124	322,202	260,716	71,840	44,961
Unrealized gain (loss)	49,702	27,651	64,121	(13,334)	1,218,571	299,008	538,761	146,671

Net increase (decrease) in contract owners’ equity from operations	93,465	44,035	109,595	56,493	1,956,400	677,492	715,210	249,292

Equity transactions:
Contract purchase payments	26,639	22,655	30,423	47,781	388,497	449,476	267,221	314,437
Transfers (to) and from other subaccounts	16,659	997	68,786	155,678	262,967	(227,311)	(3,773)	(76,487)
Transfers (to) and from fixed dollar contract	873	(2,443)	(44,303)	(100)	(105,901)	(101,998)	(61,645)	(47,208)
Withdrawals, surrenders and death benefit payments	(39,265)	(3,924)	(112,271)	(170,506)	(539,514)	(366,820)	(214,884)	(205,353)
Surrender charges (note 2)	(7,775)	(1,429)	(61,487)	(32,792)	(55,404)	(52,095)	(44,345)	(28,811)
Lapse charges (note 2)	(839)	0	0	0	(349)	(188)	(603)	(424)
Cost of insurance and other administrative fees (note 2)	(18,238)	(20,089)	(19,893)	(23,006)	(254,251)	(256,854)	(161,631)	(170,474)

Net equity transactions	(21,946)	(4,233)	(138,745)	(22,945)	(303,955)	(555,790)	(219,660)	(214,320)

Net change in contract owners’ equity	71,519	39,802	(29,150)	33,548	1,652,445	121,702	495,550	34,972
Contract owners’ equity:
Beginning of period	331,109	291,307	602,360	568,812	6,037,668	5,915,966	3,642,948	3,607,976

End of period	$402,628	$331,109	$573,210	$602,360	$7,690,113	$6,037,668	$4,138,498	$3,642,948

Change in units:
Beginning units	32,938	33,350	34,221	35,324	232,635	254,520	149,907	158,563

Units purchased	4,292	2,626	7,164	17,021	29,803	37,234	18,526	33,044
Units redeemed	(6,438)	(3,038)	(14,231)	(18,124)	(40,903)	(59,119)	(26,619)	(41,700)

Ending units	30,792	32,938	27,154	34,221	221,535	232,635	141,814	149,907

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	The Universal Institutional Funds, Inc. (Morgan Stanley UIF)
	U.S. Real Estate Class I Subaccount		Core Plus Fixed Income Class II Subaccount		U.S. Real Estate Class II Subaccount		Growth Class II Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,927	$1,450	$7,243	$8,421	$8,558	$2,382	$(992)	$(1,309)
Reinvested capital gains	0	0	0	0	0	0	10,747	10,260
Realized gain (loss)	36,511	10,787	525	1,364	45,599	37,271	19,268	9,977
Unrealized gain (loss)	(17,693)	195,426	(11,024)	7,807	(26,850)	219,600	76,537	5,324

Net increase (decrease) in contract owners’ equity from operations	23,745	207,663	(3,256)	17,592	27,307	259,253	105,560	24,252

Equity transactions:
Contract purchase payments	74,030	84,308	15,601	13,896	126,601	156,131	18,649	20,728
Transfers (to) and from other subaccounts	(5,192)	(134,896)	26,895	47,701	(12,716)	(102,167)	(2,172)	25,736
Transfers (to) and from fixed dollar contract	(25,072)	(12,313)	(5,856)	(18,797)	(15,642)	(74,391)	(2,046)	(812)
Withdrawals, surrenders and death benefit payments	(175,767)	(88,038)	(526)	0	(98,215)	(116,650)	(13,362)	(15,642)
Surrender charges (note 2)	(4,877)	(5,614)	(307)	0	(24,452)	(32,427)	(2,593)	(218)
Lapse charges (note 2)	(442)	(3,125)	0	0	(262)	218	0	0
Cost of insurance and other administrative fees (note 2)	(69,270)	(82,345)	(10,079)	(8,111)	(61,564)	(66,752)	(7,895)	(7,836)

Net equity transactions	(206,590)	(242,023)	25,728	34,689	(86,250)	(236,038)	(9,419)	21,956

Net change in contract owners’ equity	(182,845)	(34,360)	22,472	52,281	(58,943)	23,215	96,141	46,208
Contract owners’ equity:
Beginning of period	1,442,172	1,476,532	246,046	193,765	1,814,056	1,790,841	234,147	187,939

End of period	$1,259,327	$1,442,172	$268,518	$246,046	$1,755,113	$1,814,056	$330,288	$234,147

Change in units:
Beginning units	34,788	40,948	16,038	13,688	66,354	75,171	17,268	15,690

Units purchased	3,634	3,450	3,719	5,506	8,058	8,197	3,960	5,694
Units redeemed	(8,433)	(9,610)	(2,020)	(3,156)	(10,846)	(17,014)	(4,615)	(4,116)

Ending units	29,989	34,788	17,737	16,038	63,566	66,354	16,613	17,268

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		Legg Mason Partners Variable Equity Trust - Class I
	Invesco V.I. International Growth Series II Subaccount		ClearBridge Variable All Cap Value Subaccount		ClearBridge Variable Equity Income Subaccount		ClearBridge Variable Large Cap Value Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,276	$1,313	$1,975	$2,283	$1,235	$1,348	$1,665	$1,816
Reinvested capital gains	0	0	18,944	0	0	0	6,912	107
Realized gain (loss)	1,966	(2,905)	3,637	1,890	5,922	5,307	7,514	13,082
Unrealized gain (loss)	27,615	20,436	39,885	17,347	9,122	3,201	18,457	3,583

Net increase (decrease) in contract owners’ equity from operations	30,857	18,844	64,441	21,520	16,279	9,856	34,548	18,588

Equity transactions:
Contract purchase payments	22,739	20,174	20,012	14,933	2,351	2,083	8,944	8,380
Transfers (to) and from other subaccounts	10,959	21,562	6,711	50,963	39,408	(17,275)	16,423	(23,898)
Transfers (to) and from fixed dollar contract	(2,323)	(1,695)	(5,898)	(1,273)	27	(1,959)	(1,158)	(63)
Withdrawals, surrenders and death benefit payments	(1,108)	(4,775)	0	(16,348)	(1,628)	(6,430)	(9,621)	(2,136)
Surrender charges (note 2)	(487)	(370)	0	(1,083)	0	(3,518)	(1,190)	0
Lapse charges (note 2)	2,646	(2,701)	0	0	(1,845)	0	0	0
Cost of insurance and other administrative fees (note 2)	(6,813)	(5,439)	(7,427)	(7,310)	(2,941)	(2,582)	(2,914)	(3,113)

Net equity transactions	25,613	26,756	13,398	39,882	35,372	(29,681)	10,484	(20,830)

Net change in contract owners’ equity	56,470	45,600	77,839	61,402	51,651	(19,825)	45,032	(2,242)
Contract owners’ equity:
Beginning of period	152,608	107,008	198,054	136,652	66,957	86,782	110,075	112,317

End of period	$209,078	$152,608	$275,893	$198,054	$118,608	$66,957	$155,107	$110,075

Change in units:
Beginning units	15,601	12,514	18,308	14,415	5,625	8,264	9,381	11,069

Units purchased	3,799	7,758	2,217	6,788	6,424	3,380	3,519	7,039
Units redeemed	(1,261)	(4,671)	(1,084)	(2,895)	(4,077)	(6,019)	(2,838)	(8,727)

Ending units	18,139	15,601	19,441	18,308	7,972	5,625	10,062	9,381

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Franklin Templeton Variable Insurance Products Trust - Class 2						Neuberger Berman Advisers Management Trust - Class S
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$268,114	$238,048	$(2,169)	$(2,030)	$27,686	$31,891	$506	$(349)
Reinvested capital gains	0	0	1,008	0	0	0	0	28,686
Realized gain (loss)	34,345	8,435	8,975	16,383	28,899	(7,672)	1,821	759
Unrealized gain (loss)	278,722	212,386	113,693	12,947	269,511	191,575	43,821	(13,940)

Net increase (decrease) in contract owners’ equity from operations	581,181	458,869	121,507	27,300	326,096	215,794	46,148	15,156

Equity transactions:
Contract purchase payments	247,579	274,696	28,337	29,950	94,931	101,512	9,641	8,176
Transfers (to) and from other subaccounts	430,423	(65,788)	6,580	5,683	154,363	30,383	45,248	11,491
Transfers (to) and from fixed dollar contract	(51,481)	(55,902)	(6,991)	(5,772)	(28,214)	(13,745)	(631)	(1,418)
Withdrawals, surrenders and death benefit payments	(138,841)	(137,097)	(5,354)	(29,331)	(80,464)	(31,018)	(7,435)	(7,511)
Surrender charges (note 2)	(26,076)	(17,644)	(211)	(724)	(9,265)	(8,381)	(677)	(593)
Lapse charges (note 2)	0	(313)	0	0	0	(656)	0	0
Cost of insurance and other administrative fees (note 2)	(160,287)	(168,958)	(13,866)	(14,646)	(52,098)	(48,122)	(5,521)	(4,307)

Net equity transactions	301,317	(171,006)	8,495	(14,840)	79,253	29,973	40,625	5,838

Net change in contract owners’ equity	882,498	287,863	130,002	12,460	405,349	245,767	86,773	20,994
Contract owners’ equity:
Beginning of period	4,180,655	3,892,792	327,206	314,746	1,483,043	1,237,276	121,826	100,832

End of period	$5,063,153	$4,180,655	$457,208	$327,206	$1,888,392	$1,483,043	$208,599	$121,826

Change in units:
Beginning units	304,629	317,152	28,574	29,807	131,721	128,957	11,295	10,705

Units purchased	54,472	34,364	2,891	5,117	28,031	23,114	4,318	2,168
Units redeemed	(32,880)	(46,887)	(2,206)	(6,350)	(22,336)	(20,350)	(1,361)	(1,578)

Ending units	326,221	304,629	29,259	28,574	137,416	131,721	14,252	11,295

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	ALPS Variable Investors Trust - Class II
	Ibbotson Conservative ETF Asset Allocation Subaccount		Ibbotson Income & Growth ETF Asset Allocation Subaccount		Ibbotson Balanced ETF Asset Allocation Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,070	$6,672	$1,047	$1,111	$4,533	$4,503
Reinvested capital gains	6,311	10,826	1,354	3,595	3,387	24,207
Realized gain (loss)	(560)	336	1,533	4,285	15,456	13,831
Unrealized gain (loss)	1,594	(10,563)	5,118	356	42,848	15,506

Net increase (decrease) in contract owners’ equity from operations	11,415	7,271	9,052	9,347	66,224	58,047

Equity transactions:
Contract purchase payments	19,042	13,871	14,449	12,851	68,117	67,984
Transfers (to) and from other subaccounts	(56,065)	466,727	21,030	30,381	19,928	24,211
Transfers (to) and from fixed dollar contract	3,591	(5,217)	(7,902)	23	(2,021)	(59)
Withdrawals, surrenders and death benefit payments	(20,101)	0	0	(41,348)	(30,357)	(91,756)
Surrender charges (note 2)	(3,378)	0	0	(19,084)	(5,420)	(12,239)
Lapse charges (note 2)	0	0	0	0	(5,840)	0
Cost of insurance and other administrative fees (note 2)	(12,751)	(7,073)	(5,264)	(4,078)	(40,327)	(26,062)

Net equity transactions	(69,662)	468,308	22,313	(21,255)	4,080	(37,921)

Net change in contract owners’ equity	(58,247)	475,579	31,365	(11,908)	70,304	20,126
Contract owners’ equity:
Beginning of period	585,005	109,426	123,897	135,805	587,358	567,232

End of period	$526,758	$585,005	$155,262	$123,897	$657,662	$587,358

Change in units:
Beginning units	48,172	9,409	9,544	11,201	41,882	44,485

Units purchased	2,705	39,819	3,307	3,456	9,047	9,014
Units redeemed	(8,268)	(1,056)	(1,624)	(5,113)	(8,692)	(11,617)

Ending units	42,609	48,172	11,227	9,544	42,237	41,882

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	ALPS Variable Investors Trust - Class II				Federated Insurance Series - Service Shares
	Ibbotson Growth ETF Asset Allocation Subaccount		Ibbotson Aggressive Growth ETF Asset Allocation Subaccount		Kaufmann Fund II Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$15,389	$12,966	$4,078	$4,225	$(147)	$(149)
Reinvested capital gains	3,113	147,999	5,886	117	1,857	0
Realized gain (loss)	39,017	21,729	26,645	9,861	1,694	(549)
Unrealized gain (loss)	273,518	33,723	88,027	64,424	6,870	1,571

Net increase (decrease) in contract owners’ equity from operations	331,037	216,417	124,636	78,627	10,274	873

Equity transactions:
Contract purchase payments	141,293	140,112	46,013	116,478	2,437	1,937
Transfers (to) and from other subaccounts	316,658	93,954	44,014	55,135	106,493	12,630
Transfers (to) and from fixed dollar contract	(5,852)	3,640	(9,909)	15,487	(10,872)	(589)
Withdrawals, surrenders and death benefit payments	(188,468)	(126,991)	(1,978)	0	0	0
Surrender charges (note 2)	(16,874)	0	(312)	0	0	0
Lapse charges (note 2)	(1,038)	(4,901)	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(68,123)	(63,228)	(105,129)	(93,161)	(804)	(1,135)

Net equity transactions	177,596	42,586	(27,301)	93,939	97,254	12,843

Net change in contract owners’ equity	508,633	259,003	97,335	172,566	107,528	13,716
Contract owners’ equity:
Beginning of period	2,036,917	1,777,914	725,647	553,081	23,148	9,432

End of period	$2,545,550	$2,036,917	$822,982	$725,647	$130,676	$23,148

Change in units:
Beginning units	138,903	135,877	48,189	41,630	1,603	758

Units purchased	31,026	24,881	7,188	14,161	6,106	1,759
Units redeemed	(19,866)	(21,855)	(8,760)	(7,602)	(1,183)	(914)

Ending units	150,063	138,903	46,617	48,189	6,526	1,603

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$129	$232	$7	$26	$(25)	$(9)
Reinvested capital gains	7,957	1,324	0	0	217	0
Realized gain (loss)	7,027	(1,422)	244	10	219	122
Unrealized gain (loss)	5,583	517	795	337	981	509

Net increase (decrease) in contract owners’ equity from operations	20,696	651	1,046	373	1,392	622

Equity transactions:
Contract purchase payments	31,372	36,507	1,099	60	1,952	1,191
Transfers (to) and from other subaccounts	7,443	11,121	0	19	0	416
Transfers (to) and from fixed dollar contract	(12,084)	0	(1,087)	0	(786)	0
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	0
Surrender charges (note 2)	0	(614)	0	0	(116)	0
Lapse charges (note 2)	(21,151)	(5,095)	0	0	(72)	(574)
Cost of insurance and other administrative fees (note 2)	(6,828)	(8,701)	(201)	(169)	(398)	(471)

Net equity transactions	(1,248)	33,218	(189)	(90)	580	562

Net change in contract owners’ equity	19,448	33,869	857	283	1,972	1,184
Contract owners’ equity:
Beginning of period	54,430	20,561	3,125	2,842	4,313	3,129

End of period	$73,878	$54,430	$3,982	$3,125	$6,285	$4,313

Change in units:
Beginning units	4,006	1,785	205	211	250	215

Units purchased	2,617	11,835	62	5	102	101
Units redeemed	(2,502)	(9,614)	(75)	(11)	(74)	(66)

Ending units	4,121	4,006	192	205	278	250

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		Franklin Templeton VIP Founding Funds Allocation Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,349	$18,760	$(105)	$(65)	$1,314	$1,107	$6,465	$1,053
Reinvested capital gains	0	0	40	0	0	0	11,426	0
Realized gain (loss)	27,312	2,367	164	2,341	964	612	1,787	169
Unrealized gain (loss)	(14,304)	6,904	4,354	(988)	14,205	6,133	(6,415)	5,416

Net increase (decrease) in contract owners’ equity from operations	17,357	28,031	4,453	1,288	16,483	7,852	13,263	6,638

Equity transactions:
Contract purchase payments	23,684	31,477	4,302	3,279	12,805	9,237	2,620	2,824
Transfers (to) and from other subaccounts	(209,756)	3,373	0	(7,377)	11,313	10,690	14,800	8,769
Transfers (to) and from fixed dollar contract	3,436	0	(16)	(1,508)	(15)	(1,305)	1,846	29
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	0	(1,698)	0
Surrender charges (note 2)	(228)	0	0	0	(193)	0	(948)	0
Lapse charges (note 2)	(40,179)	0	4,282	(5,523)	0	(1,537)	0	0
Cost of insurance and other administrative fees (note 2)	(6,706)	(9,162)	(853)	(713)	(3,923)	(3,166)	(1,491)	(1,221)

Net equity transactions	(229,749)	25,688	7,715	(11,842)	19,987	13,919	15,129	10,401

Net change in contract owners’ equity	(212,392)	53,719	12,168	(10,554)	36,470	21,771	28,392	17,039
Contract owners’ equity:
Beginning of period	267,453	213,734	6,166	16,720	63,682	41,911	57,540	40,501

End of period	$55,061	$267,453	$18,334	$6,166	$100,152	$63,682	$85,932	$57,540

Change in units:
Beginning units	16,226	14,486	412	1,210	4,326	3,338	3,781	3,042

Units purchased	3,022	8,289	264	276	1,515	1,464	1,550	825
Units redeemed	(16,292)	(6,549)	222	(1,074)	(262)	(476)	(732)	(86)

Ending units	2,956	16,226	898	412	5,579	4,326	4,599	3,781

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount		Total Subaccounts	Total Subaccounts
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$13,259	$9,516	$(4,190)	$(4,250)	$(8,902)	$(4,554)	$784,381	$817,253
Reinvested capital gains	0	0	0	37,692	74,285	44,670	4,227,600	4,716,000
Realized gain (loss)	53,387	41,409	(11,218)	(20,348)	35,669	1,827	12,621,857	4,948,531
Unrealized gain (loss)	412,415	265,990	59,801	2,218	496,050	76,708	36,540,151	19,643,525

Net increase (decrease) in contract owners’ equity from operations	479,061	316,915	44,393	15,312	597,102	118,651	54,173,989	30,125,309

Equity transactions:
Contract purchase payments	119,063	105,248	38,673	43,416	127,150	59,848	15,718,927	17,435,902
Transfers (to) and from other subaccounts	213,784	(76,638)	1,934	(26,728)	436,385	502,472	0	0
Transfers (to) and from fixed dollar contract	(5,551)	(8,982)	(15,603)	(9,617)	13,154	101,158	(3,284,693)	(3,669,889)
Withdrawals, surrenders and death benefit payments	(50,973)	(76,861)	(20,734)	(23,950)	(33,234)	(26,925)	(14,286,931)	(17,913,712)
Surrender charges (note 2)	(5,693)	(7,101)	(4,335)	(8,801)	(2,815)	(873)	(1,520,267)	(1,715,506)
Lapse charges (note 2)	(559)	(41)	(399)	(630)	(514)	(57)	(167,631)	(86,583)
Cost of insurance and other administrative fees (note 2)	(90,603)	(83,418)	(27,152)	(31,711)	(85,675)	(45,946)	(11,989,923)	(12,399,199)

Net equity transactions	179,468	(147,793)	(27,616)	(58,021)	454,451	589,677	(15,530,518)	(18,348,987)

Net change in contract owners’ equity	658,529	169,122	16,777	(42,709)	1,051,553	708,328	38,643,471	11,776,322
Contract owners’ equity:
Beginning of period	1,923,024	1,753,902	647,852	690,561	981,800	273,472	235,538,214	223,761,892

End of period	$2,581,553	$1,923,024	$664,629	$647,852	$2,033,353	$981,800	$274,181,685	$235,538,214

Change in units:
Beginning units	132,897	143,371	47,362	51,051	54,231	19,165	11,934,976	12,774,324

Units purchased	28,404	32,334	10,319	12,804	27,449	50,724	2,030,852	2,102,247
Units redeemed	(17,657)	(42,808)	(12,271)	(16,493)	(9,323)	(15,658)	(2,539,350)	(2,941,595)

Ending units	143,644	132,897	45,410	47,362	72,357	54,231	11,426,478	11,934,976

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Notes to Financial Statements	December 31, 2013

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account R (the “Account”) is a separate account of Ohio National Life Assurance Corporation (“ONLAC”) established as a funding vehicle for variable universal life (“VUL”) insurance policies. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLAC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable insurance life policies is not chargeable with liabilities arising out of any other business ONLAC may conduct.

ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The variable life insurance policies are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLAC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, and Bristol Growth

Janus Aspen Series - Institutional Shares: Janus, Global Research, and Balanced

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, and Overseas

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

The Prudential Series Fund, Inc. - Class II: Jennison and Jennison 20/20 Focus

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn® Strategy

Calvert Variable Series, Inc.: VP SRI Equity

Dreyfus Variable Investment Fund - Service Class: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. (Morgan Stanley UIF): U.S. Real Estate Class I, Core Plus Fixed Income Class II, U.S. Real Estate Class II, and Growth Class II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable All Cap Value, ClearBridge Variable Equity Income, and ClearBridge Variable Large Cap Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

ALPS Variable Investors Trust - Class II: Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

Federated Insurance Series - Service Shares: Kaufmann Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $19.8 million and $16.6 million for the periods ended December 31, 2013 and 2012, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract (fixed account) maintained in the general account of ONLAC. The accompanying financial statements include only the contract owners’ premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2013.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

The Account has evaluated for possible subsequent events through April 7, 2014, which is the date these financial statements were issued and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk of the policies. ONLAC charges the Accounts’ assets for assuming those risks. Such charges will be assessed through the unit value calculation.

At the end of each valuation period, ONLAC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLAC is the risk that the deductions provided for in the variable life insurance policies may be insufficient to cover the actual costs to administer the terms stated in the contracts.

As long as a VUL policy remains in force, and upon receipt of due proof of an insured’s death, death benefit proceeds will be paid from the Account to a designated beneficiary pursuant to the terms of the policy. The amount of the death benefit payable will be determined as of the date of death, or on the next following valuation date if the date of death is not a valuation date, according to the death benefit option chosen by the policy owner. The amount of the benefit paid beyond the value of the related policy will be paid by ONLAC, and represents an expense of ONLAC rather than the Account.

Each premium payment is subject to a premium expense charge. The premium expense charge is deducted in proportion to each policy’s current premium allocation choices. The premium expense charge have some of the following components: distribution charge for premiums paid, federal tax charge for premiums paid, and state or local taxes on premium payments. Total premium expense charges assessed by ONLAC amounted to $666,195 and $743,678 for the periods ended December 31, 2013 and 2012, respectively.

A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge. The charges are assessed through the redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charges.

The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $657,284 and $684,847 for the periods ended December 31, 2013 and 20112 respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $862,981 and $1,030,659 for the periods ended December 31, 2013 and 2012 respectively.

All other fees assessed on contracts, including transfer fees, administrative fees, cost of insurance, maintenance fees, unit loads, and fees for optional riders, are charged to contracts upon the event related to the expense. These charges are also assessed through the redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The table on the following pages illustrates product and contract level charges:

The following basic charge is assessed through reduction of daily unit values:

Mortality and Expense Risk Fees
This basic charge is assessed through reduction of daily unit values	0.75%

The following charges are assessed through the redemption of units:

Premium Expense Charge
Deducted from premiums upon receipt.	1.25% to 7.50%
Premium Taxes
Deducted from premiums upon receipt. Variable depending on state of policy issue.	0% to 6%
Surrender Fees
Of stated surrendered amount upon full surrender, partial surrender, or lapse (per $1,000). Additional fees may be charged if surrender is within the first year of policy.	$7.32 to $60.00
Transfer Fees - per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15

Administrative Fees
Upon the partial surrender amount.	the lesser of $25 or 2%
Cost of Insurance
Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. (per $1,000)	$.00008 to $83.33
Maintenance Fee
Deducted monthly.	$5 to $10
Unit Load
Deducted monthly. Charge is based on the issue age of the younger insured.	$0.033 to $0.05
Death Benefit Guarantee Option
Deducted monthly.
Stated amount for 10 year to age 70 guarantee (per $1,000)	$0.01
Stated amount of the guarantee to maturity (per $1,000)	$0.01 to $0.03
Term Rider
Deducted monthly. Provides additional death benefit on the life of the policyholder. (per $1,000)	$0.01 to $83.33
Additional Insured Term
Deducted Monthly. Provides additional death benefit on the life of another person. (per $1,000)	$0.01 to $83.33
Spousal Insured Term
Deducted Monthly. Provides additional death benefit on the life of the insured spouse. (per $1,000)	$0.01 to $83.33
Family Term Life Insurance
Deducted monthly. Provides term insurance coverage on all current and future children. Regardless of the number of children. (per $1,000)	$0.44
Continuation of Coverage Rider
Deducted monthly. Provides for payment of full death benefit past maturity date. (per $1,000)	$0.00 to $0.90
Accidental Death Benefit
Deducted monthly. Provides additional death benefit if insured’s sole cause of death is an accident. (per $1,000)	$0.05 to $0.29
Lifetime Advantage Rider
Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. There may be an administrative charge if permitted under state law.	$100
Exchange of Life Insured - per exchange
Allows the insured life to be changed.	$75
Guaranteed Purchase Option
Deducted monthly. Provides the right to purchase chosen amount of insurance coverage at certain dates without evidence of insurability. (per $1,000)	$0.02 to $0.19
Waiver of Stipulated Premium for Total Disability
Deducted monthly. Credits a stipulated premium to the policy if insured is totally disabled. (per $1,000)	$0.01 to $0.18
Preferred Loan Rider
Deducted monthly. Allows a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of 0.20% of Accumulation Value (annualized).	0.20%
Joint Term Life Rider
Deducted monthly. Provides for the purchase of additional second to die term insurance as part or your policy. (per $1,000)	$0.00008 to $83.33
Double Coverage Rider
Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four policy years. (per $1,000)	$0.00008 to $83.33

Single Term Life Rider
Deducted monthly. Allows the purchase of additional term life insurance on one of the insureds. (per $1,000)	$0.05 to $83.33
Family Split Option Rider
Deducted monthly. Enables the dividing of a policy into two individual policies in the event of divorce or tax law changes. (per $1,000)	$0.005
Waiver of Premium at First Death
Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per $1,000)	$0.01 to $0.59

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLAC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLAC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.

The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$274,181,685	$0	$0	$274,181,685

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2013.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$2,128,473	$3,337,579
Money Market Subaccount	4,285,049	4,919,147
Bond Subaccount	444,369	937,263
Omni Subaccount	631,567	1,119,649
International Subaccount	914,941	1,589,012
Capital Appreciation Subaccount	1,060,763	1,659,782
Millennium Subaccount	952,367	12,655,013
International Small-Mid Company Subaccount	626,713	870,850
Aggressive Growth Subaccount	363,927	755,299
Small Cap Growth Subaccount	10,379,326	937,162
Mid Cap Opportunity Subaccount	769,933	1,640,132
S&P 500® Index Subaccount	2,738,478	3,833,861
Strategic Value Subaccount	151,387	263,633
High Income Bond Subaccount	649,637	830,173
Capital Growth Subaccount	272,462	382,384
Nasdaq-100® Index Subaccount	192,160	376,830
Bristol Subaccount	73,978	66,311
Bryton Growth Subaccount	114,966	136,989
U.S. Equity Subaccount	6,968	73,786
Balanced Subaccount	291,566	59,576
Income Opportunity Subaccount	14,276	45,518
Target VIP Subaccount	304,161	33,269
Target Equity/Income Subaccount	57,717	317,823
Bristol Growth Subaccount	4,406	2,728
Janus Aspen Series - Institutional Shares:
Janus Subaccount	398,866	699,335
Global Research Subaccount	504,361	465,164
Balanced Subaccount	596,413	652,643
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	528	25,892
Small Cap Value Subaccount	481	4,036
Discovery Subaccount	15,446	52,608
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	716,780	477,682
Structured U.S. Equity Subaccount	53,451	51,489
Strategic Growth Subaccount	207,386	126,128
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	980,730	1,293,079
U.S. Small-Mid Cap Equity Subaccount	724,138	416,054
U.S. Strategic Equity Subaccount	20,211	4,754
International Equity Subaccount	87,991	48,793
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	2,911,056	2,214,455
VIP Contrafund® Subaccount	1,692,152	2,624,931
VIP Growth Subaccount	315,351	572,710
VIP Equity-Income Subaccount	809,485	615,709
VIP Real Estate Subaccount	404,265	301,439
Janus Aspen Series - Service Shares:
Janus Subaccount	130,257	323,873
Global Research Subaccount	206,764	239,431
Balanced Subaccount	723,376	598,562
Overseas Subaccount	786,219	953,433
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	205,932	125,572
Mid Cap Value Subaccount	572,146	945,203
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	149,222	113,653
Investors Growth Stock Subaccount	36,190	43,533
Mid Cap Growth Subaccount	55,631	50,165
Total Return Subaccount	304,099	475,512
The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount	18,566	162,992
Jennison 20/20 Focus Subaccount	345,767	556,611
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	1,172,758	1,193,940
Total Return Subaccount	1,384,408	2,126,856
Global Bond Subaccount	806,683	951,285
CommodityRealReturn® Strategy Subaccount	77,981	252,985
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	74,436	74,537
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	147,092	278,126

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases	Sales
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	1,355,287	1,243,615
Micro-Cap Subaccount	599,764	714,815
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount	170,190	371,853
Core Plus Fixed Income Class II Subaccount	65,216	32,245
U.S. Real Estate Class II Subaccount	239,815	317,507
Growth Class II Subaccount	78,639	78,303
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	41,472	14,583
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	50,288	15,971
ClearBridge Variable Equity Income Subaccount	88,106	51,499
ClearBridge Variable Large Cap Value Subaccount	58,025	38,964
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount	1,074,409	504,978
Franklin Flex Cap Growth Securities Subaccount	38,320	30,986
Templeton Foreign Securities Subaccount	381,704	274,765
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	59,951	18,820
ALPS Variable Investors Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	44,828	104,109
Ibbotson Income & Growth ETF Asset Allocation Subaccount	47,859	23,145
Ibbotson Balanced ETF Asset Allocation Subaccount	145,450	133,450
Ibbotson Growth ETF Asset Allocation Subaccount	529,616	333,518
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	131,075	148,412
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	118,703	19,739
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	48,791	41,953
Structured U.S. Equity Subaccount	1,150	1,332
Strategic Growth Subaccount	2,192	1,420
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount	57,278	282,678
Franklin Flex Cap Growth Securities Subaccount	4,388	(3,262)
Templeton Foreign Securities Subaccount	25,867	4,566
Franklin Templeton VIP Founding Funds Allocation Subaccount	45,145	12,125
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	485,060	292,333
VIP Global Natural Resources Subaccount	144,907	176,713
VIP Science and Technology Subaccount	731,191	211,357

	$51,930,894	$62,449,431

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the contracts in accumulation period) as of December 31, expenses, total return, and investment income ratio for the periods then ended, for the respective subaccounts and products:

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ohio National Fund, Inc.:
Equity Subaccount
	2013	479,507	$41.154207	$19,733,744	0.75%	36.67%	0.91%
	2012	513,630	$30.112731	$15,466,810	0.75%	14.83%	1.36%
	2011	573,090	$26.224189	$15,028,808	0.75%	-4.10%	0.85%
	2010	624,818	$27.344216	$17,085,152	0.75%	7.11%	0.20%
	2009	683,306	$25.529239	$17,444,286	0.75%	38.07%	0.25%

Money Market Subaccount
	2013	251,453	$21.388062	$5,378,084	0.75%	-0.74%	0.00%
	2012	279,007	$21.548469	$6,012,168	0.75%	-0.75%	0.00%
	2011	328,055	$21.710959	$7,122,392	0.75%	-0.74%	0.00%
	2010	332,089	$21.873341	$7,263,895	0.75%	-0.74%	0.00%
	2009	430,247	$22.037386	$9,481,511	0.75%	-0.74%	0.00%

Bond Subaccount
	2013	106,017	$38.437500	$4,075,022	0.75%	-2.65%	0.00%
	2012	117,905	$39.485628	$4,655,567	0.75%	6.46%	0.00%
	2011	104,276	$37.090581	$3,867,651	0.75%	5.57%	0.00%
	2010	110,965	$35.133786	$3,898,624	0.75%	7.03%	0.00%
	2009	118,965	$32.824781	$3,904,992	0.75%	20.03%	0.00%

Omni Subaccount
	2013	161,960	$41.497639	$6,720,951	0.75%	29.56%	1.05%
	2012	175,904	$32.029264	$5,634,068	0.75%	11.21%	1.30%
	2011	190,577	$28.801995	$5,488,983	0.75%	-4.83%	1.25%
	2010	204,988	$30.263414	$6,203,641	0.75%	12.35%	1.55%
	2009	223,111	$26.936471	$6,009,822	0.75%	32.16%	1.93%

International Subaccount
	2013	335,848	$24.240217	$8,141,031	0.75%	10.85%	0.00%
	2012	362,751	$21.866998	$7,932,265	0.75%	19.35%	0.00%
	2011	395,709	$18.321327	$7,249,914	0.75%	-16.04%	0.00%
	2010	427,261	$21.821251	$9,323,365	0.75%	15.88%	0.00%
	2009	463,558	$18.831131	$8,729,330	0.75%	37.20%	0.00%

Capital Appreciation Subaccount
	2013	221,430	$54.694273	$12,110,942	0.75%	33.51%	0.44%
	2012	233,495	$40.967471	$9,565,688	0.75%	16.71%	0.60%
	2011	259,094	$35.100602	$9,094,366	0.75%	-2.38%	0.38%
	2010	278,877	$35.957535	$10,027,722	0.75%	16.12%	0.23%
	2009	300,968	$30.965732	$9,319,693	0.75%	41.77%	1.20%

Millennium Subaccount
	2012	255,301	$32.897398	$8,398,749	0.75%	8.62%	0.00%
	2011	282,100	$30.285808	$8,543,630	0.75%	-1.61%	0.00%
	2010	303,399	$30.782145	$9,339,272	0.75%	23.37%	0.00%
	2009	333,402	$24.950223	$8,318,455	0.75%	19.94%	0.00%

International Small-Mid Company Subaccount
	2013	141,987	$42.015762	$5,965,713	0.75%	26.73%	0.00%
	2012	147,741	$33.154044	$4,898,225	0.75%	21.77%	0.00%
	2011	167,008	$27.225826	$4,546,932	0.75%	-18.13%	0.00%
	2010	177,019	$33.253575	$5,886,518	0.75%	18.84%	0.00%
	2009	189,080	$27.981323	$5,290,697	0.75%	44.96%	0.00%

Aggressive Growth Subaccount
	2013	266,753	$15.314874	$4,085,281	0.75%	30.46%	0.00%
	2012	293,292	$11.738881	$3,442,921	0.75%	21.95%	0.00%
	2011	306,917	$9.626024	$2,954,393	0.75%	-5.97%	0.00%
	2010	318,548	$10.236871	$3,260,935	0.75%	9.14%	0.00%
	2009	331,435	$9.379427	$3,108,675	0.75%	41.55%	0.00%

Small Cap Growth Subaccount
	2013	444,452	$30.432049	$13,525,573	0.75%	44.21%	0.00%
	2012	128,695	$21.103258	$2,715,881	0.75%	17.13%	0.00%
	2011	145,038	$18.016349	$2,613,058	0.75%	1.96%	0.00%
	2010	149,343	$17.670285	$2,638,929	0.75%	29.06%	0.00%
	2009	167,088	$13.691143	$2,287,632	0.75%	49.64%	0.00%

Mid Cap Opportunity Subaccount
	2013	270,306	$36.773694	$9,940,143	0.75%	31.47%	0.00%
	2012	294,694	$27.970647	$8,242,791	0.75%	18.81%	0.00%
	2011	334,484	$23.541822	$7,874,372	0.75%	-4.08%	0.00%
	2010	353,358	$24.543753	$8,672,728	0.75%	18.71%	0.00%
	2009	391,084	$20.675676	$8,085,927	0.75%	39.56%	0.00%

S&P 500® Index Subaccount
	2013	855,461	$28.619405	$24,482,797	0.75%	30.76%	1.28%
	2012	904,573	$21.886270	$19,797,722	0.75%	14.53%	1.39%
	2011	947,971	$19.108866	$18,114,650	0.75%	1.01%	1.40%
	2010	973,471	$18.917669	$18,415,804	0.75%	13.60%	1.33%
	2009	1,079,653	$16.652341	$17,978,751	0.75%	24.89%	1.49%

Strategic Value Subaccount
	2013	80,601	$14.886376	$1,199,859	0.75%	20.10%	2.41%
	2012	89,747	$12.395376	$1,112,451	0.75%	6.41%	1.15%
	2011	139,993	$11.648431	$1,630,704	0.75%	13.18%	1.66%
	2010	134,728	$10.291891	$1,386,609	0.75%	11.15%	3.48%
	2009	137,284	$9.259333	$1,271,162	0.75%	10.69%	3.24%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
High Income Bond Subaccount
	2013	162,505	$24.431140	$3,970,189	0.75%	6.28%	0.00%
	2012	168,893	$22.986788	$3,882,306	0.75%	13.49%	0.00%
	2011	165,745	$20.255269	$3,357,217	0.75%	4.58%	0.00%
	2010	187,031	$19.368311	$3,622,483	0.75%	13.24%	0.00%
	2009	201,101	$17.104010	$3,439,627	0.75%	48.13%	0.00%

Capital Growth Subaccount
	2013	154,828	$18.289013	$2,831,647	0.75%	29.29%	0.00%
	2012	160,348	$14.145222	$2,268,152	0.75%	12.96%	0.00%
	2011	170,407	$12.521972	$2,133,833	0.75%	-3.18%	0.00%
	2010	177,295	$12.933424	$2,293,035	0.75%	35.41%	0.00%
	2009	188,360	$9.551447	$1,799,110	0.75%	34.26%	0.00%

Nasdaq-100® Index Subaccount
	2013	170,158	$10.206146	$1,736,659	0.75%	34.97%	0.77%
	2012	191,285	$7.562005	$1,446,500	0.75%	16.99%	0.72%
	2011	176,132	$6.463548	$1,138,440	0.75%	2.43%	0.36%
	2010	181,098	$6.310439	$1,142,811	0.75%	18.50%	0.33%
	2009	206,123	$5.325464	$1,097,698	0.75%	52.55%	0.00%

Bristol Subaccount
	2013	47,479	$19.842050	$942,085	0.75%	40.16%	0.50%
	2012	46,746	$14.156381	$661,759	0.75%	12.34%	0.58%
	2011	47,840	$12.601475	$602,853	0.75%	-7.85%	0.45%
	2010	49,556	$13.674643	$677,663	0.75%	12.26%	0.59%
	2009	48,077	$12.181004	$585,631	0.75%	34.82%	0.59%

Bryton Growth Subaccount
	2013	70,908	$17.789782	$1,261,440	0.75%	39.68%	0.00%
	2012	71,873	$12.735777	$915,360	0.75%	10.46%	0.00%
	2011	73,471	$11.529858	$847,111	0.75%	-9.96%	0.00%
	2010	75,200	$12.805195	$962,947	0.75%	23.12%	0.00%
	2009	62,595	$10.400762	$651,031	0.75%	34.72%	0.00%

U.S. Equity Subaccount
	2012	6,483	$7.978109	$51,719	0.75%	13.76%	0.59%
	2011	5,430	$7.013355	$38,082	0.75%	-2.68%	0.00%
	2010	4,736	$7.206738	$34,129	0.75%	11.63%	0.76%
	2009	3,944	$6.456175	$25,462	0.75%	15.71%	0.87%

Balanced Subaccount
	2013	47,249	$14.231262	$672,418	0.75%	14.41%	0.95%
	2012	31,005	$12.439145	$385,674	0.75%	12.45%	0.00%
	2011	22,104	$11.061696	$244,508	0.75%	1.53%	2.22%
	2010	18,846	$10.894894	$205,323	0.75%	6.98%	2.15%
	2009	18,599	$10.183777	$189,404	0.75%	23.99%	2.13%

Income Opportunity Subaccount
	2012	2,770	$10.632723	$29,456	0.75%	6.53%	0.00%
	2011	2,685	$9.980727	$26,796	0.75%	-1.82%	0.00%
	2010	2,749	$10.165620	$27,943	0.75%	6.35%	0.00%
	2009	2,783	$9.558443	$26,603	0.75%	12.30%	0.00%

Target VIP Subaccount
	2013	40,902	$13.174257	$538,853	0.75%	35.70%	1.11%
	2012	19,920	$9.708690	$193,402	0.75%	14.38%	1.46%
	2011	18,323	$8.488287	$155,528	0.75%	-2.14%	0.98%
	2010	18,768	$8.674061	$162,795	0.75%	18.58%	1.40%
	2009	17,449	$7.315071	$127,638	0.75%	13.91%	1.45%

Target Equity/Income Subaccount
	2012	24,805	$8.282476	$205,446	0.75%	10.25%	2.05%
	2011	25,560	$7.512576	$192,020	0.75%	-11.75%	1.55%
	2010	27,000	$8.513216	$229,860	0.75%	22.31%	1.28%
	2009	29,392	$6.960340	$204,580	0.75%	11.49%	1.57%

Bristol Growth Subaccount
	2013	3,475	$21.812733	$75,793	0.75%	37.59%	0.43%
	2012	3,360	$15.853810	$53,266	0.75%	10.36%	0.46%
	2011	3,253	$14.365023	$46,726	0.75%	-2.50%	0.37%
	2010	2,907	$14.733928	$42,831	0.75%	11.96%	0.39%
	2009	896	$13.160500	$11,787	0.75%	31.61%	0.00%	1/6/09

Janus Aspen Series - Institutional Shares:
Janus Subaccount
	2013	504,739	$13.867829	$6,999,628	0.75%	29.37%	0.79%
	2012	529,405	$10.719731	$5,675,077	0.75%	17.70%	0.56%
	2011	563,290	$9.107645	$5,130,249	0.75%	-6.00%	0.59%
	2010	606,521	$9.689480	$5,876,877	0.75%	13.67%	1.10%
	2009	651,702	$8.524558	$5,555,469	0.75%	35.34%	0.54%

Global Research Subaccount
	2013	219,206	$13.826541	$3,030,861	0.75%	27.47%	1.22%
	2012	216,317	$10.846831	$2,346,352	0.75%	19.19%	0.88%
	2011	230,752	$9.100210	$2,099,888	0.75%	-14.38%	0.58%
	2010	244,738	$10.628919	$2,601,299	0.75%	14.97%	0.61%
	2009	275,952	$9.244680	$2,551,092	0.75%	36.67%	1.42%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Balanced Subaccount
	2013	127,694	$22.563986	$2,881,285	0.75%	19.26%	1.51%
	2012	139,304	$18.919912	$2,635,618	0.75%	12.77%	2.38%
	2011	252,632	$16.777456	$4,238,516	0.75%	0.88%	2.45%
	2010	267,223	$16.630454	$4,444,047	0.75%	7.58%	2.83%
	2009	277,124	$15.458768	$4,283,995	0.75%	24.95%	3.04%

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
	2013	11,426	$24.670585	$281,893	0.75%	29.71%	0.20%
	2012	12,481	$19.020429	$237,403	0.75%	14.66%	0.09%
	2011	14,238	$16.588889	$236,187	0.75%	-6.22%	0.15%
	2010	18,841	$17.689392	$333,286	0.75%	22.84%	0.77%
	2009	23,887	$14.400925	$343,994	0.75%	46.64%	0.00%

Small Cap Value Subaccount
	2013	3,256	$21.847441	$71,128	0.75%	13.90%	0.69%
	2012	3,429	$19.181473	$65,776	0.75%	13.14%	0.87%
	2011	3,715	$16.953351	$62,974	0.75%	-7.95%	0.66%
	2010	3,904	$18.418102	$71,909	0.75%	16.38%	1.50%
	2009	4,067	$15.825927	$64,365	0.75%	58.99%	1.23%

Discovery Subaccount
	2013	29,626	$18.952463	$561,488	0.75%	42.73%	0.01%
	2012	32,676	$13.278487	$433,888	0.75%	16.85%	0.00%
	2011	39,142	$11.363265	$444,783	0.75%	-0.32%	0.00%
	2010	45,717	$11.400113	$521,179	0.75%	34.53%	0.00%
	2009	51,351	$8.473760	$435,132	0.75%	39.26%	0.00%

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
	2013	219,972	$16.056441	$3,531,963	0.75%	32.24%	1.25%
	2012	231,570	$12.141891	$2,811,693	0.75%	18.24%	1.41%
	2011	247,581	$10.269053	$2,542,422	0.75%	-7.74%	1.22%
	2010	255,547	$11.130779	$2,844,433	0.75%	10.37%	0.81%
	2009	263,585	$10.084986	$2,658,252	0.75%	17.44%	1.89%

Structured U.S. Equity Subaccount
	2013	33,776	$15.193925	$513,196	0.75%	36.50%	1.18%
	2012	33,836	$11.131473	$376,646	0.75%	13.60%	1.65%
	2011	43,324	$9.798702	$424,515	0.75%	3.27%	1.76%
	2010	44,101	$9.488199	$418,443	0.75%	12.00%	1.51%
	2009	46,760	$8.471424	$396,127	0.75%	20.24%	2.24%

Strategic Growth Subaccount
	2013	57,870	$14.684807	$849,811	0.75%	31.44%	0.44%
	2012	53,719	$11.172643	$600,182	0.75%	18.99%	0.72%
	2011	59,509	$9.389457	$558,755	0.75%	-3.34%	0.44%
	2010	66,614	$9.713907	$647,080	0.75%	9.91%	0.46%
	2009	59,752	$8.837830	$528,075	0.75%	46.65%	0.48%

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
	2013	176,365	$39.004760	$6,879,078	0.75%	-1.98%	1.36%
	2012	186,690	$39.792096	$7,428,803	0.75%	21.14%	1.58%
	2011	209,206	$32.848535	$6,872,115	0.75%	-18.61%	1.84%
	2010	231,491	$40.358937	$9,342,713	0.75%	21.78%	1.20%
	2009	249,483	$33.140088	$8,267,897	0.75%	68.58%	3.01%

U.S. Small-Mid Cap Equity Subaccount
	2013	108,078	$32.251164	$3,485,653	0.75%	34.26%	0.00%
	2012	110,661	$24.021282	$2,658,208	0.75%	9.40%	0.00%
	2011	121,626	$21.956782	$2,670,514	0.75%	-9.75%	0.00%
	2010	131,095	$24.329064	$3,189,416	0.75%	22.80%	0.30%
	2009	139,831	$19.811787	$2,770,300	0.75%	51.55%	0.00%

U.S. Strategic Equity Subaccount
	2013	3,726	$14.506192	$54,054	0.75%	27.11%	0.98%
	2012	2,898	$11.411967	$33,076	0.75%	13.16%	1.12%
	2011	2,064	$10.085041	$20,818	0.75%	1.20%	1.05%
	2010	1,569	$9.965621	$15,640	0.75%	12.01%	0.74%
	2009	1,228	$8.897387	$10,928	0.75%	25.90%	0.98%

International Equity Subaccount
	2013	28,447	$12.428920	$353,563	0.75%	19.86%	1.42%
	2012	25,230	$10.369211	$261,618	0.75%	20.20%	1.64%
	2011	24,773	$8.626418	$213,705	0.75%	-7.96%	1.91%
	2010	26,049	$9.372427	$244,143	0.75%	5.93%	1.26%
	2009	31,853	$8.848060	$281,835	0.75%	20.56%	2.54%

Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
	2013	440,223	$32.917279	$14,490,954	0.75%	34.86%	0.28%
	2012	475,478	$24.408806	$11,605,861	0.75%	13.71%	0.39%
	2011	494,961	$21.466679	$10,625,180	0.75%	-11.51%	0.02%
	2010	522,422	$24.260184	$12,674,056	0.75%	27.61%	0.12%
	2009	535,640	$19.010486	$10,182,780	0.75%	38.71%	0.46%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
VIP Contrafund® Subaccount
	2013	741,075	$21.173339	$15,691,033	0.75%	29.98%	0.84%
	2012	795,971	$16.289905	$12,966,288	0.75%	15.27%	1.12%
	2011	839,123	$14.131740	$11,858,274	0.75%	-3.51%	0.78%
	2010	875,035	$14.645233	$12,815,087	0.75%	16.06%	1.02%
	2009	917,603	$12.619049	$11,579,272	0.75%	34.46%	1.19%

VIP Growth Subaccount
	2013	272,923	$12.008255	$3,277,328	0.75%	34.99%	0.05%
	2012	297,796	$8.895781	$2,649,125	0.75%	13.55%	0.35%
	2011	316,893	$7.834474	$2,482,687	0.75%	-0.78%	0.13%
	2010	322,627	$7.895679	$2,547,363	0.75%	22.94%	0.03%
	2009	311,642	$6.422378	$2,001,486	0.75%	27.01%	0.21%

VIP Equity-Income Subaccount
	2013	175,133	$18.992574	$3,326,234	0.75%	26.88%	2.34%
	2012	179,083	$14.969406	$2,680,767	0.75%	16.18%	2.93%
	2011	183,608	$12.884744	$2,365,744	0.75%	-0.09%	2.32%
	2010	184,282	$12.896697	$2,376,631	0.75%	14.06%	1.67%
	2009	181,278	$11.306730	$2,049,658	0.75%	28.92%	2.14%

VIP Real Estate Subaccount
	2013	51,598	$22.146738	$1,142,731	0.75%	0.86%	1.62%
	2012	50,290	$21.958945	$1,104,321	0.75%	17.41%	1.47%
	2011	41,169	$18.701998	$769,946	0.75%	6.98%	1.04%
	2010	38,711	$17.481085	$676,714	0.75%	29.12%	1.70%
	2009	26,817	$13.538503	$363,060	0.75%	35.39%	5.11%	1/6/09

Janus Aspen Series - Service Shares:
Janus Subaccount
	2013	209,669	$10.938560	$2,293,472	0.75%	29.03%	0.66%
	2012	229,415	$8.477755	$1,944,921	0.75%	17.40%	0.45%
	2011	232,968	$7.221323	$1,682,335	0.75%	-6.24%	0.43%
	2010	262,206	$7.702041	$2,019,521	0.75%	13.41%	0.38%
	2009	268,945	$6.791444	$1,826,522	0.75%	35.00%	0.39%

Global Research Subaccount
	2013	251,632	$9.712849	$2,444,065	0.75%	27.12%	1.09%
	2012	256,246	$7.640474	$1,957,838	0.75%	18.96%	0.79%
	2011	260,666	$6.422460	$1,674,119	0.75%	-14.63%	0.49%
	2010	264,026	$7.522803	$1,986,217	0.75%	14.66%	0.49%
	2009	265,516	$6.560970	$1,742,046	0.75%	36.38%	1.29%

Balanced Subaccount
	2013	226,761	$20.351615	$4,614,956	0.75%	18.91%	1.34%
	2012	233,886	$17.115024	$4,002,963	0.75%	12.53%	2.53%
	2011	247,000	$15.209742	$3,756,804	0.75%	0.60%	2.16%
	2010	271,746	$15.118734	$4,108,458	0.75%	7.31%	2.54%
	2009	285,878	$14.088191	$4,027,507	0.75%	24.65%	2.71%

Overseas Subaccount
	2013	195,577	$32.521350	$6,360,436	0.75%	13.43%	3.06%
	2012	206,197	$28.670673	$5,911,811	0.75%	12.34%	0.60%
	2011	237,497	$25.521829	$6,061,348	0.75%	-32.84%	0.38%
	2010	258,459	$38.002007	$9,821,969	0.75%	24.09%	0.55%
	2009	261,091	$30.625274	$7,995,981	0.75%	77.74%	0.42%

J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
	2013	34,156	$26.735697	$913,173	0.75%	41.24%	0.55%
	2012	30,546	$18.929724	$578,226	0.75%	18.83%	0.20%
	2011	35,106	$15.929954	$559,236	0.75%	-5.48%	0.13%
	2010	34,017	$16.853332	$573,303	0.75%	26.18%	0.00%
	2009	35,023	$13.356501	$467,782	0.75%	29.86%	0.38%	4/24/09

Mid Cap Value Subaccount
	2013	132,034	$35.225048	$4,650,893	0.75%	31.32%	1.01%
	2012	146,697	$26.824539	$3,935,085	0.75%	19.48%	1.06%
	2011	164,200	$22.451798	$3,686,575	0.75%	1.40%	1.32%
	2010	171,395	$22.141376	$3,794,916	0.75%	22.54%	1.24%
	2009	195,748	$18.069361	$3,537,043	0.75%	29.48%	0.00%	4/24/09

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
	2013	26,446	$25.356153	$670,571	0.75%	40.17%	0.00%
	2012	24,858	$18.089943	$449,674	0.75%	19.99%	0.00%
	2011	31,057	$15.075770	$468,207	0.75%	-11.16%	0.00%
	2010	28,699	$16.969354	$487,000	0.75%	34.93%	0.00%
	2009	32,397	$12.576558	$407,437	0.75%	61.71%	0.00%

Investors Growth Stock Subaccount
	2013	17,330	$17.598170	$304,983	0.75%	29.09%	0.42%
	2012	18,347	$13.632909	$250,126	0.75%	15.81%	0.22%
	2011	17,933	$11.771783	$211,104	0.75%	-0.38%	0.26%
	2010	19,570	$11.816174	$231,243	0.75%	11.32%	0.29%
	2009	19,983	$10.614888	$212,122	0.75%	38.06%	0.45%

Mid Cap Growth Subaccount
	2013	35,264	$13.697596	$483,027	0.75%	36.20%	0.00%
	2012	34,614	$10.057275	$348,123	0.75%	15.55%	0.00%
	2011	34,797	$8.703650	$302,861	0.75%	-6.86%	0.00%
	2010	36,665	$9.344870	$342,631	0.75%	28.24%	0.00%
	2009	33,939	$7.286846	$247,311	0.75%	40.20%	0.00%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Total Return Subaccount
	2013	167,788	$18.266276	$3,064,859	0.75%	17.85%	1.65%
	2012	179,339	$15.499020	$2,779,586	0.75%	10.10%	2.56%
	2011	189,314	$14.076711	$2,664,912	0.75%	0.83%	2.36%
	2010	199,486	$13.960798	$2,784,979	0.75%	8.82%	2.56%
	2009	208,080	$12.829596	$2,669,586	0.75%	16.85%	3.47%

The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount
	2013	10,544	$25.422257	$268,046	0.75%	36.09%	0.00%
	2012	17,838	$18.680690	$333,229	0.75%	14.86%	0.00%
	2011	15,603	$16.263623	$253,763	0.75%	-0.83%	0.00%
	2010	14,955	$16.399657	$245,260	0.75%	10.62%	0.02%
	2009	14,045	$14.825262	$208,217	0.75%	41.52%	0.25%

Jennison 20/20 Focus Subaccount
	2013	178,401	$29.176278	$5,205,090	0.75%	28.39%	0.00%
	2012	185,237	$22.724917	$4,209,490	0.75%	9.79%	0.00%
	2011	192,138	$20.698974	$3,977,055	0.75%	-5.22%	0.00%
	2010	213,111	$21.838122	$4,653,954	0.75%	6.56%	0.00%
	2009	217,510	$20.492852	$4,457,409	0.75%	56.23%	0.00%

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
	2013	227,403	$17.424095	$3,962,297	0.75%	-9.89%	1.64%
	2012	234,170	$19.337295	$4,528,207	0.75%	7.94%	1.04%
	2011	233,472	$17.914547	$4,182,551	0.75%	10.84%	2.05%
	2010	228,606	$16.161843	$3,694,695	0.75%	7.31%	1.44%
	2009	221,953	$15.061509	$3,342,950	0.75%	17.48%	3.08%

Total Return Subaccount
	2013	307,393	$17.650918	$5,425,777	0.75%	-2.69%	2.20%
	2012	355,956	$18.138864	$6,456,637	0.75%	8.78%	2.58%
	2011	444,687	$16.675497	$7,415,381	0.75%	2.84%	2.63%
	2010	458,007	$16.214217	$7,426,225	0.75%	7.31%	2.42%
	2009	426,886	$15.109956	$6,450,222	0.75%	13.20%	5.20%

Global Bond Subaccount
	2013	170,998	$18.233624	$3,117,920	0.75%	-9.16%	1.06%
	2012	180,784	$20.071598	$3,628,616	0.75%	6.14%	1.63%
	2011	191,933	$18.910190	$3,629,492	0.75%	6.77%	2.55%
	2010	184,925	$17.710722	$3,275,148	0.75%	10.83%	2.73%
	2009	181,351	$15.980536	$2,898,081	0.75%	15.97%	3.14%

CommodityRealReturn® Strategy Subaccount
	2013	25,395	$13.240315	$336,233	0.75%	-15.34%	1.85%
	2012	38,517	$15.638540	$602,347	0.75%	4.60%	2.78%
	2011	31,714	$14.950512	$474,144	0.75%	-8.24%	13.21%
	2010	43,522	$16.293896	$709,141	0.75%	23.60%	15.94%
	2009	32,625	$13.182991	$430,097	0.75%	31.83%	12.15%	1/6/09

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
	2013	30,792	$13.075857	$402,628	0.75%	30.08%	0.08%
	2012	32,938	$10.052393	$331,109	0.75%	15.08%	0.10%
	2011	33,350	$8.734892	$291,307	0.75%	-2.08%	0.00%
	2010	33,888	$8.920111	$302,285	0.75%	16.39%	0.06%
	2009	37,071	$7.663870	$284,104	0.75%	33.26%	0.43%

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
	2013	27,154	$21.109710	$573,210	0.75%	19.93%	1.70%
	2012	34,221	$17.602211	$602,360	0.75%	9.31%	3.38%
	2011	35,324	$16.102498	$568,812	0.75%	7.93%	1.49%
	2010	34,965	$14.919216	$521,652	0.75%	14.19%	1.79%
	2009	30,528	$13.065446	$398,864	0.75%	21.32%	2.24%

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
	2013	221,535	$34.712866	$7,690,113	0.75%	33.75%	1.10%
	2012	232,635	$25.953406	$6,037,668	0.75%	11.66%	0.11%
	2011	254,520	$23.243647	$5,915,966	0.75%	-4.00%	0.34%
	2010	260,500	$24.212523	$6,307,363	0.75%	19.63%	0.12%
	2009	264,081	$20.240310	$5,345,087	0.75%	34.20%	0.00%

Micro-Cap Subaccount
	2013	141,814	$29.182538	$4,138,498	0.75%	20.09%	0.53%
	2012	149,907	$24.301383	$3,642,948	0.75%	6.80%	0.00%
	2011	158,563	$22.754148	$3,607,976	0.75%	-12.75%	2.34%
	2010	167,115	$26.080550	$4,358,462	0.75%	28.99%	1.96%
	2009	165,372	$20.218404	$3,343,563	0.75%	56.87%	0.00%

The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
	2013	29,989	$41.993099	$1,259,327	0.75%	1.29%	1.10%
	2012	34,788	$41.456569	$1,442,172	0.75%	14.97%	0.85%
	2011	40,948	$36.058857	$1,476,532	0.75%	5.13%	0.83%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
2010	45,681	$34.298401	$1,566,776	0.75%	28.99%	2.12%
2009	48,441	$26.588972	$1,287,999	0.75%	27.40%	3.25%

Core Plus Fixed Income Class II Subaccount
2013	17,737	$15.138789	$268,518	0.75%	-1.32%	3.50%
2012	16,038	$15.341311	$246,046	0.75%	8.38%	4.47%
2011	13,688	$14.155633	$193,765	0.75%	4.62%	4.13%
2010	7,489	$13.530414	$101,336	0.75%	6.06%	5.16%
2009	18,324	$12.756966	$233,762	0.75%	8.57%	7.98%

U.S. Real Estate Class II Subaccount
2013	63,566	$27.610888	$1,755,113	0.75%	0.99%	0.84%
2012	66,354	$27.338954	$1,814,056	0.75%	14.76%	0.58%
2011	75,171	$23.823475	$1,790,841	0.75%	4.88%	0.55%
2010	74,377	$22.715680	$1,689,518	0.75%	28.56%	1.93%
2009	69,985	$17.668889	$1,236,565	0.75%	27.54%	3.05%

International Growth Equity Class II Subaccount (note 4)
2009	15,687	$8.490324	$133,190	0.75%	35.53%	0.91%

Growth Class II Subaccount
2013	16,613	$19.881540	$330,288	0.75%	46.62%	0.22%
2012	17,268	$13.559566	$234,147	0.75%	13.20%	0.00%
2011	15,690	$11.978421	$187,939	0.75%	-3.76%	0.00%
2010	16,210	$12.446535	$201,763	0.75%	21.70%	0.00%
2009	16,037	$10.227356	$164,021	0.75%	63.92%	0.00%

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	12,073	$9.261023	$111,808	0.75%	24.24%	0.00%	5/28/10

Invesco International Growth Series II Subaccount
2013	18,139	$11.526540	$209,078	0.75%	17.83%	1.11%
2012	15,601	$9.782026	$152,608	0.75%	14.39%	1.55%
2011	12,514	$8.551300	$107,008	0.75%	-15.45%	0.00%	4/29/11

Legg Mason Partners Variable Equity Trust - Class I (note 4):
ClearBridge Variable All Cap Value Subaccount
2013	19,441	$14.191039	$275,893	0.75%	31.18%	1.48%
2012	18,308	$10.817847	$198,054	0.75%	14.12%	1.89%
2011	14,415	$9.479501	$136,652	0.75%	-6.89%	1.29%
2010	15,460	$10.181270	$157,398	0.75%	15.74%	1.83%
2009	14,507	$8.796940	$127,615	0.75%	28.40%	1.37%

ClearBridge Variable Equity Income Subaccount
2013	7,972	$14.878591	$118,608	0.75%	25.00%	2.24%
2012	5,625	$11.902551	$66,957	0.75%	13.35%	2.40%
2011	8,264	$10.500613	$86,782	0.75%	7.09%	7.99%
2010	2,661	$9.805016	$26,092	0.75%	11.43%	3.93%
2009	2,868	$8.799545	$25,239	0.75%	21.99%	3.03%

ClearBridge Variable Large Cap Value Subaccount
2013	10,062	$15.415731	$155,107	0.75%	31.38%	1.77%
2012	9,381	$11.733311	$110,075	0.75%	15.63%	2.26%
2011	11,069	$10.147010	$112,317	0.75%	4.17%	2.24%
2010	10,608	$9.740537	$103,325	0.75%	8.65%	2.96%
2009	12,218	$8.965099	$109,535	0.75%	23.57%	2.08%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
2013	326,221	$15.520616	$5,063,153	0.75%	13.09%	6.32%
2012	304,629	$13.723751	$4,180,655	0.75%	11.81%	6.42%
2011	317,152	$12.274203	$3,892,792	0.75%	1.62%	5.73%
2010	330,563	$12.078097	$3,992,576	0.75%	11.83%	6.75%
2009	326,077	$10.799993	$3,521,633	0.75%	34.59%	8.01%

Franklin Flex Cap Growth Securities Subaccount
2013	29,259	$15.626485	$457,208	0.75%	36.46%	0.00%
2012	28,574	$11.451388	$327,206	0.75%	8.45%	0.00%
2011	29,807	$10.559499	$314,746	0.75%	-5.51%	0.00%
2010	30,904	$11.175302	$345,360	0.75%	15.33%	0.00%
2009	29,797	$9.689850	$288,733	0.75%	31.98%	0.00%

Templeton Foreign Securities Subaccount
2013	137,416	$13.742134	$1,888,392	0.75%	22.06%	2.27%
2012	131,721	$11.258949	$1,483,043	0.75%	17.35%	2.98%
2011	128,957	$9.594469	$1,237,276	0.75%	-11.30%	1.73%
2010	131,753	$10.816562	$1,425,111	0.75%	7.60%	1.89%
2009	115,431	$10.052564	$1,160,380	0.75%	36.02%	2.77%

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2013	14,252	$14.636149	$208,599	0.75%	35.69%	0.98%
2012	11,295	$10.786255	$121,826	0.75%	14.51%	0.38%
2011	10,705	$9.419398	$100,832	0.75%	-7.40%	0.38%
2010	11,372	$10.171587	$115,670	0.75%	25.05%	0.34%
2009	9,719	$8.133907	$79,056	0.75%	45.07%	1.00%

ALPS Variable Investors Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2013	42,609	$12.362591	$526,758	0.75%	1.80%	1.26%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
	2012	48,172	$12.144005	$585,005	0.75%	4.42%	3.54%
	2011	9,409	$11.629633	$109,426	0.75%	2.38%	1.76%
	2010	5,436	$11.359669	$61,747	0.75%	5.59%	1.84%
	2009	2,611	$10.758567	$28,086	0.75%	7.59%	8.12%	1/6/09

Ibbotson Income & Growth ETF Asset Allocation Subaccount
	2013	11,227	$13.829201	$155,262	0.75%	6.53%	1.45%
	2012	9,544	$12.981095	$123,897	0.75%	7.06%	1.70%
	2011	11,201	$12.124905	$135,805	0.75%	0.33%	1.11%
	2010	7,646	$12.084515	$92,395	0.75%	8.07%	0.58%
	2009	10,396	$11.182621	$116,252	0.75%	11.83%	1.35%	1/6/09

Ibbotson Balanced ETF Asset Allocation Subaccount
	2013	42,237	$15.570822	$657,662	0.75%	11.03%	1.38%
	2012	41,882	$14.024269	$587,358	0.75%	9.99%	1.49%
	2011	44,485	$12.751069	$567,232	0.75%	-1.62%	1.00%
	2010	41,286	$12.961489	$535,123	0.75%	10.80%	0.86%
	2009	19,190	$11.697968	$224,486	0.75%	16.98%	2.14%	1/6/09

Ibbotson Growth ETF Asset Allocation Subaccount
	2013	150,063	$16.963214	$2,545,550	0.75%	15.68%	1.27%
	2012	138,903	$14.664265	$2,036,917	0.75%	12.07%	1.29%
	2011	135,877	$13.084760	$1,777,914	0.75%	-4.39%	1.26%
	2010	103,395	$13.686121	$1,415,074	0.75%	13.02%	1.29%
	2009	15,706	$12.109983	$190,196	0.75%	21.10%	1.29%	1/6/09

Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
	2013	46,617	$17.653945	$822,982	0.75%	17.24%	1.10%
	2012	48,189	$15.058312	$725,647	0.75%	13.34%	1.27%
	2011	41,630	$13.285590	$553,081	0.75%	-5.75%	0.99%
	2010	37,014	$14.095797	$521,737	0.75%	14.35%	0.33%
	2009	30,099	$12.326992	$371,025	0.75%	23.27%	5.14%	1/6/09

ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
	2010	2,044	$16.013236	$32,726	0.75%	21.12%	4.38%
	2009	7,302	$13.220481	$96,532	0.75%	32.20%	1.03%	1/6/09

Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
	2013	6,526	$20.025375	$130,676	0.75%	38.64%	0.00%
	2012	1,603	$14.444647	$23,148	0.75%	16.13%	0.00%
	2011	758	$12.437892	$9,432	0.75%	-14.13%	1.26%
	2010	784	$14.484467	$11,363	0.75%	16.87%	0.00%
	2009	868	$12.393624	$10,761	0.75%	23.94%	0.00%	1/6/09

Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
	2013	4,121	$17.928002	$73,878	0.75%	31.94%	0.86%
	2012	4,006	$13.587945	$54,430	0.75%	17.93%	1.17%
	2011	1,785	$11.521779	$20,561	0.75%	-7.96%	1.41%
	2010	1,185	$12.517684	$14,835	0.75%	10.06%	0.80%
	2009	663	$11.373218	$7,540	0.75%	13.73%	2.90%	1/6/09

Structured U.S. Equity Subaccount
	2013	192	$20.745642	$3,982	0.75%	36.21%	0.93%
	2012	205	$15.231151	$3,125	0.75%	13.29%	1.59%
	2011	211	$13.444774	$2,842	0.75%	3.13%	1.70%

Strategic Growth Subaccount
	2013	278	$22.587732	$6,285	0.75%	31.02%	0.18%
	2012	250	$17.240234	$4,313	0.75%	18.73%	0.50%
	2011	215	$14.520122	$3,129	0.75%	-3.58%	0.27%
	2010	38	$15.059728	$571	0.75%	9.67%	0.39%
	2009	4	$13.731250	$53	0.75%	37.31%	1.60%	1/6/09

Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
	2013	2,956	$18.627300	$55,061	0.75%	13.01%	4.49%
	2012	16,226	$16.483279	$267,453	0.75%	11.72%	7.75%
	2011	14,486	$14.754298	$213,734	0.75%	1.53%	5.56%
	2010	13,948	$14.532413	$202,693	0.75%	11.71%	6.60%
	2009	12,754	$13.009605	$165,921	0.75%	30.10%	0.10%	1/6/09

Franklin Flex Cap Growth Securities Subaccount
	2013	898	$20.416347	$18,334	0.75%	36.25%	0.00%
	2012	412	$14.983973	$6,166	0.75%	8.42%	0.00%
	2011	1,210	$13.819673	$16,720	0.75%	-5.62%	0.00%
	2010	916	$14.641883	$13,418	0.75%	15.22%	0.00%
	2009	716	$12.707618	$9,099	0.75%	27.08%	0.01%	1/6/09

Templeton Foreign Securities Subaccount
	2013	5,579	$17.952150	$100,152	0.75%	21.95%	2.15%
	2012	4,326	$14.721114	$63,682	0.75%	17.25%	2.83%
	2011	3,338	$12.555089	$41,911	0.75%	-11.40%	1.78%
	2010	2,739	$14.171207	$38,814	0.75%	7.57%	1.93%
	2009	2,270	$13.173463	$29,900	0.75%	31.73%	0.00%	1/6/09

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Franklin Templeton VIP Founding Funds Allocation Subaccount
	2013	4,599	$18.683310	$85,932	0.75%	22.76%	10.67%
	2012	3,781	$15.219377	$57,540	0.75%	14.31%	2.74%
	2011	3,042	$13.314188	$40,501	0.75%	-2.40%	0.01%
	2010	1,406	$13.641864	$19,187	0.75%	9.42%	4.77%
	2009	65	$12.467507	$805	0.75%	24.68%	0.00%	1/6/09

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
	2013	143,644	$17.971884	$2,581,553	0.75%	24.20%	1.26%
	2012	132,897	$14.470069	$1,923,024	0.75%	18.28%	1.15%
	2011	143,371	$12.233290	$1,753,902	0.75%	-7.90%	1.02%
	2010	118,352	$13.281906	$1,571,941	0.75%	7.87%	1.07%
	2009	79,021	$12.312885	$972,979	0.75%	23.13%	0.02%	1/6/09

VIP Global Natural Resources Subaccount
	2013	45,410	$14.636095	$664,629	0.75%	7.00%	0.00%
	2012	47,362	$13.678677	$647,852	0.75%	1.12%	0.00%
	2011	51,051	$13.526873	$690,561	0.75%	-22.03%	0.00%
	2010	62,800	$17.348762	$1,089,499	0.75%	16.20%	0.00%
	2009	65,056	$14.930352	$971,307	0.75%	49.30%	0.00%	1/6/09

VIP Science and Technology Subaccount
	2013	72,357	$28.101697	$2,033,353	0.75%	55.22%	0.00%
	2012	54,231	$18.104138	$981,800	0.75%	26.87%	0.00%
	2011	19,165	$14.269374	$273,472	0.75%	-6.47%	0.00%
	2010	13,839	$15.256065	$211,128	0.75%	11.91%	0.00%
	2009	24,201	$13.631877	$329,911	0.75%	36.32%	0.00%	1/6/09

*

This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Ohio National Life Assurance Corporation and Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account R (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”), as of December 31, 2013, and the related statements of operations for the periods then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the periods then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 7, 2014

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements and Schedules

December 31, 2013 and 2012

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Ohio National Life Assurance Corporation:

We have audited the accompanying balance sheets of Ohio National Life Assurance Corporation (a wholly owned subsidiary of Ohio National Financial Services, Inc.) (the Company) as of December 31, 2013 and 2012, and the related statements of income, comprehensive (loss) income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the financial statements, we have also audited the financial statement schedules I, III, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Life Assurance Corporation as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 29, 2014

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2013 and 2012

(Dollars in thousands, except share amounts)

Assets	2013	2012
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$1,927,531	1,957,383
Fixed maturity securities on loan	71,257	73,497
Equity securities	6,711	3,174
Equity securities on loan	2,241	2,237
Fixed maturity held-to-maturity securities, at amortized cost	354,663	345,062
Mortgage loans on real estate, net	390,809	398,822
Policy loans	97,721	89,551
Other long-term investments	539	490
Short-term investments securities lending collateral	78,790	84,357

Total investments	2,930,262	2,954,573
Cash	71,390	88,905
Accrued investment income	26,840	26,646
Deferred policy acquisition costs	325,201	276,780
Reinsurance recoverable	1,168,754	976,548
Other assets	12,810	12,037
Federal income tax recoverable	491	9,188
Assets held in separate accounts	274,182	235,538

Total assets	$4,809,930	4,580,215

Liabilities and Stockholder’s Equity
Future policy benefits and claims	$3,746,964	3,475,357
Other policyholder funds	11,445	11,386
Federal income taxes:
Deferred	25,043	30,640
Other liabilities	63,895	100,832
Payables for securities lending collateral	78,790	84,357
Liabilities related to separate accounts	274,182	235,538

Total liabilities	4,200,319	3,938,110

Commitments and contingencies	—	—
Stockholder’s equity:
Class A common stock, $3,000 par value. Authorized 10,000 shares; issued and outstanding 3,200 shares	9,600	9,600
Additional paid-in capital	87,977	87,977
Accumulated other comprehensive income	34,433	85,552
Retained earnings	477,601	458,976

Total stockholder’s equity	609,611	642,105

Total liabilities and stockholder’s equity	$4,809,930	4,580,215

See accompanying notes to financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Revenues:
Universal life policy charges	$128,596	124,985	123,220
Traditional life insurance premiums	(25,025)	(2,834)	(86,698)
Accident and health insurance premiums	4,979	4,984	5,201
Net investment income	157,076	152,945	156,279
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(2,474)	(327)	(4,827)
Portion of impairment losses recognized in other comprehensive (loss) income	(456)	(1,758)	(82)

Net other-than-temporary impairment losses on securities recognized in earnings	(2,930)	(2,085)	(4,909)
Realized gains, excluding other-than-temporary impairment losses on securities	858	3,038	10,154

Total investment (losses) gains	(2,072)	953	5,245
Other (loss) income	(1,652)	64	(548)

	261,902	281,097	202,699

Benefits and expenses:
Benefits and claims	110,416	137,944	81,686
Amortization of deferred policy acquisition costs	27,639	44,329	54,729
Other operating costs and expenses	51,206	49,405	17,539

	189,261	231,678	153,954

Income before income taxes	72,641	49,419	48,745

Income taxes:
Current expense	2,487	2,694	59,767
Deferred expense (benefit)	20,529	10,989	(43,461)

	23,016	13,683	16,306

Net income	$49,625	35,736	32,439

See accompanying notes to financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive (Loss) Income

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

			Tax
			(expense)/	After
	Before tax		benefit	tax
2013
Net income	$			49,625
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		(109,958)	38,485	(71,473)
Deferred acquisition costs		37,287	(13,050)	24,237
Future policy benefits and claims		264	(92)	172
Less:
Net gains on securities available-for-sale realized during the period		2,498	(874)	1,624

Total other comprehensive loss		(77,336)	26,217	(51,119)

Total comprehensive loss				$(1,494)

2012
Net income	$			35,736
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		(7)	—	(7)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		76,020	(26,608)	49,412
Deferred acquisition costs		(26,508)	9,277	(17,231)
Future policy benefits and claims		(491)	172	(319)
Less:
Net gains on securities available-for-sale realized during the period		2,300	(805)	1,495

Total other comprehensive income		46,714	(16,354)	30,360

Total comprehensive income				$66,096

2011
Net income	$			32,439
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		1	—	1
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		51,692	(18,093)	33,599
Deferred acquisition costs		(14,921)	5,223	(9,698)
Future policy benefits and claims		112	(39)	73
Less:
Net gains on securities available-for-sale realized during the period		7,167	(2,508)	4,659

Total other comprehensive income		29,717	(10,401)	19,316

Total comprehensive income				$51,755

See accompanying notes to consolidated financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income (loss)	earnings	equity
Balance, December 31, 2010	$9,600	87,977	35,876	449,441	582,894
Dividends to stockholder	—	—	—	(24,640)	(24,640)
Comprehensive income:
Net income	—	—	—	32,439	32,439
Other comprehensive income	—	—	19,316	—	19,316

Total comprehensive income					51,755

Balance, December 31, 2011	9,600	87,977	55,192	457,240	610,009
Dividends to stockholder	—	—	—	(34,000)	(34,000)
Comprehensive income:
Net income	—	—	—	35,736	35,736
Other comprehensive income	—	—	30,360	—	30,360

Total comprehensive income					66,096

Balance, December 31, 2012	9,600	87,977	85,552	458,976	642,105
Dividends to stockholder	—	—	—	(31,000)	(31,000)
Comprehensive loss:
Net income	—	—	—	49,625	49,625
Other comprehensive loss	—	—	(51,119)	—	(51,119)

Total comprehensive loss					(1,494)

Balance, December 31, 2013	$9,600	87,977	34,433	477,601	609,611

See accompanying notes to financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Cash flows from operating activities:
Net income	$49,625	35,736	32,439
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Interest credited to policyholder account values	106,312	103,389	94,404
Universal life product policy fees	(118,088)	(112,790)	(110,737)
Capitalization of deferred policy acquisition costs	(38,773)	(45,822)	(40,870)
Amortization of deferred policy acquisition costs	27,639	44,329	54,729
Amortization and depreciation	553	(81)	(144)
Net realized losses (gains) on investments	2,072	(953)	(5,245)
Deferred income tax expense (benefit)	20,529	10,989	(43,461)
Increase in accrued investment income	(399)	(722)	(890)
Increase in reinsurance receivables and other assets	(193,251)	(166,819)	(210,376)
Increase in policyholder liabilities	152,417	166,716	172,885
Increase (decrease) in other policyholder funds	59	(1,043)	147
Increase (decrease) in federal income tax recoverable	8,697	1,215	(11,824)
(Decrease) increase in other liabilities	(36,937)	37,225	38,344
Other, net	19,857	(24)	(264)

Net cash provided by (used in) operating activities	312	71,345	(30,863)

Cash flows from investing activities:
Proceeds from sale and maturity of fixed maturity available-for-sale securities	201,560	203,161	265,758
Proceeds from maturity of fixed maturity held-to-maturity securities	24,880	25,586	39,237
Proceeds from repayment of mortgage loans on real estate	56,338	27,604	35,833
(Disbursements for) proceeds from other long term investments	(129)	476	1,825
Proceeds from sale of available-for-sale equity securities	903	8	—
Cost of fixed maturity available-for-sale securities acquired	(304,395)	(359,979)	(204,528)
Cost of fixed maturity held-to-maturity securities acquired	(34,664)	(52,673)	(70,549)
Cost of mortgage loans on real estate acquired	(48,380)	(29,770)	(35,208)
Cost of available-for-sale equity securities acquired	(6,000)	(5,258)	—
Cost of other long term investments	—	—	(175)
Change in payables for securities lending collateral, net	(5,567)	(13,194)	(7,964)
Net decrease in short-term investments	—	—	24,995
Change in policy loans, net	(8,170)	(3,765)	(4,584)

Net cash (used in) provided by investing activities	(123,624)	(207,804)	44,640

Cash flows from financing activities:
Universal life and investment product account deposits	208,183	201,457	163,375
Universal life and investment product account withdrawals	(76,953)	(88,477)	(102,612)
Dividends paid to parent	(31,000)	(34,000)	(24,640)

Net cash provided by financing activities	100,230	78,980	36,123

Net (decrease) increase in cash and cash equivalents	(23,082)	(57,479)	49,900
Cash and cash equivalents, beginning of year	173,262	230,741	180,841

Cash and cash equivalents, end of year	$150,180	173,262	230,741

Supplemental disclosure:
Income taxes paid	$6,188	—	4,055
See accompanying notes to financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(1)	Organization and Business Description

Ohio National Life Assurance Corporation (“ONLAC” or the “Company”) is a stock life insurance company wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLAC and ONLIC are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (“ONMH”) and all of its subsidiaries and affiliates.

ONLAC is a life and health insurer licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers term life, universal life, health and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

Certain 2011 amounts have been adjusted for the adoption of Accounting Standards Update (“ASU”) ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, adopted retrospectively on January 1, 2012. See note 2(j).

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and impact the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,168,754 and $976,548 as of December 31, 2013 and 2012, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.

7	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company derives revenues from asset fees and mortality and expense charges that are calculated as a percentage of Separate account assets. Thus, losses in the equity market could result in declines in Separate account assets and asset fee revenue. In addition, a decrease in Separate account assets may decrease our expectations of future profit margins due to a decrease in asset fee revenue, which may require us to accelerate the amortization of Deferred Policy Acquisition Costs (“DAC”).

Liquidity Risk There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would likely vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. ONLAC has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If our ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed and existing policyholders might cancel their policies or withdraw the cash values of their policies. These events, in turn, could have a material adverse effect on our net income and liquidity. The Company’s ratings are dependent upon us maintaining a strong Risk Based Capital (“RBC”). However, rating agencies do not always use the same methodologies for calculating RBC ratios as do the state regulators. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though our RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Information Technology Risk is the risk that our computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics or other events beyond our control. The failure of our computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect our profitability as well as negatively impact our reputation.

8	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, valuation allowances for mortgage loans on real estate, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(b)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive (loss) income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate. The Company has no fixed maturity securities classified as trading.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to

9	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, when valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities where independent pricing services do not provide a price, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing securitized investments with variable cash flows. As of December 31, 2013, 74.7% of the fair values of fixed maturity securities were obtained from independent pricing services, 15.6% from the Company’s pricing matrices and 9.7% from other sources.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and if, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is

10	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: 1) the current fair value of the security as compared to cost, 2) the length of time the fair value has been below cost, 3) the financial position of the issuer, including the current and future impact of any specific events, 4) any items specifically pledged to support the credit along with any other security interests or collateral, 5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of fair value in a reasonable period of time, 6) the business climate, 7) management changes at the issuer, 8) litigation and government actions, 9) monitoring late payments, 10) downgrades by rating agencies, 11) results per financial statements and key financial ratios, 12) revenue forecasts and cash flow projections as indicators of credit issues, and 13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive (loss) income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive (loss) income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive (loss) income over the remaining life of the security to the statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI are not included in the separate component of accumulated other comprehensive income.

11	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include 1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, 2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, 3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and OTI, and 4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of term life policies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

12	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual deferred annuities and annuities without life contingencies. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs

As per note 2(j), the Company adopted the new guidance regarding DAC ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, retrospectively in 2012. The new guidance modifies the definition of the types of costs incurred by the Company that can be capitalized in the acquisition of new and renewal insurance contracts. As a result, the following costs shall be deferred as acquisition costs related directly to the successful acquisition of new or renewal insurance contracts: 1) incremental direct costs of contract acquisitions, 2) the portion of the employee’s total compensation (excluding any compensation that is deferred as a part of 1 above) and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract, 3) other costs related directly to the insurer’s acquisition activities in 2 above that would not have been incurred had the issuance of the contract not occurred and 4) advertising costs that meet certain deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

13	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

DAC for investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(b)).

The most significant assumptions that are involved in the estimation of future gross profits include future gross Separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross Separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds before deductions for policy charges. The Company assumes that the level of Separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and Separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of income.

(e)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. These are recorded in either annuity premiums and charges or benefits and claims in the statements of income.

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

14	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 7).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 7).

The Company has established a reserve for three Universal Life plans with lifetime secondary guarantees, which the Company discontinued. The following table summarizes the reserve net of all reinsurance and net amount at risk as of December 31:

	Reserve	Net	Weighted
	net of	amount	average
	reinsurance	at risk	attained age
2013	$674	19,254	63

2012	$451	15,011	62

(g)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

15	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/non-life consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries.

(i)	Cash Equivalents

For purposes of the Statements of Cash Flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(j)	Recently Issued Accounting Pronouncements

In January, 2014, the FASB issued new guidance ASU 2014-01, Investments-Equity Method and Joint Ventures, prospectively for calendar years beginning after December 15, 2014. Early adoption is permitted. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the statement of operations as a component of income tax expense (benefit). The Company plans to adopt this guidance on January 1, 2015 and expects that there will be no material impact to the consolidated financial statements at December 31, 2015.

In July 2013, the FASB issued new guidance ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, prospectively for calendar years beginning after December 15, 2013. Early adoption is permitted. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The Company adopted this guidance on January 1, 2014, with no material impact to the financial statements at December 31, 2014.

16	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

In June 2013, the FASB issued new guidance ASU 2013-08, Financial Services-Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements, prospectively for calendar years beginning after December 15, 2013. Early adoption is not allowed. This guidance sets forth a new approach for determining whether a public or private company is an investment company. The ASU also clarifies the characteristics and sets measurement and disclosure requirements for an investment company. The Company adopted this guidance on January 1, 2014, with no material impact to the financial statements at December 31, 2014.

In February 2013, the FASB issued new guidance on the reclassification out of accumulated other comprehensive income (“AOCI”) ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, effective prospectively for calendar years beginning after December 15, 2012. The objective of this standard is to improve the transparency of reporting these reclassifications. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. The Company adopted this guidance prospectively on January 1, 2013 with no impact to the financial statements as the guidance resulted in increased disclosures only. See note 4.

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption was permitted. The guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB deferred the effective date for amendment to the presentation of reclassification adjustments (ASU 2011-12, Comprehensive Income: Deferral of the Effective Date for Amendment to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05). The Company adopted this guidance in 2012 and elected two separate but consecutive statements, the statements of income and the statements of comprehensive (loss) income.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the

17	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company adopted this guidance in 2012 with no material impact to the financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this guidance on January 1, 2012 with no material impact to the financial statements.

In October 2010, the FASB amended its guidance under FASB ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance is contained in ASU 2010-26 and requires certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. The Company adopted this guidance on a retrospective basis effective January 1, 2012.

The Company has presented its financial statements and accompanying notes as applicable for all periods presented to reflect the retrospective adoption of ASU 2010-26.

The following presents the December 31, 2011 statement of income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	As previously reported	Adjustment	As currently reported
Benefits and expenses:
Amortization of deferred policy acquisition costs	$54,631	98	54,729
Other operating costs and expenses	9,211	8,328	17,539
Income taxes:
Deferred expense	(40,512)	(2,949)	(43,461)
Net income	37,916	(5,477)	32,439

18	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following presents the December 31, 2011 statement of comprehensive income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

		Tax
		(expense)
	Before tax	/benefit	After tax
Deferred acquisition costs:
As previously reported	$(17,512)	6,129	(11,383)
Adjustment	2,591	(906)	1,685

As currently reported	$(14,921)	5,223	(9,698)

(k)	Correction of Immaterial Items

During 2013, management recorded corrections related to amounts previously reported in the financial statements as of December 31, 2012 and prior. The adjustments primarily related to future policy benefits and deferred policy acquisition costs. These adjustments were reflected in the 2013 statement of income. As a result of these adjustments, ONLAC’s income before income taxes and net income were favorably impacted by $7,612 and $4,473, respectively, in the 2013 statement of income. Management has determined that the impact of these adjustments is immaterial to the 2013 financial statements, as well as the 2012 and 2011 financial statements previously reported.

(l)	Subsequent Events

The Company has evaluated subsequent events through April 29, 2014, the date that the financial statements were available to be issued. See note 11.

(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLAC, filed with the Ohio Department of Insurance (“the Department”), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. ONLAC does not have any permitted statutory accounting practices as of December 31, 2013 or 2012.

The statutory basis net income of ONLAC for the years ended December 31, 2013, 2012, and 2011 was $13,595, $30,078 and $34,593, respectively. The statutory basis capital and surplus of ONLAC as of December 31, 2013 and 2012 was $316,776 and $317,400, respectively. The primary reasons for the differences between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: 1) the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in

19	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

the year incurred, 2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals, 3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost, 4) the asset valuation reserve and interest maintenance reserve are not recorded, 5) changes in deferred taxes are recognized in operations, and 6) there is a presentation of other comprehensive (loss) income and comprehensive (loss) income.

(4)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the year ended December 31, 2013:

	Foreign	Adjustment to:
	currency	Future policy	Deferred
	translation	benefits and	acquisition	Unrealized
	adjustment	claims	costs	gains (losses)	Total
Balance, December 31, 2012	$2,431	(913)	(44,231)	128,265	85,552
Other comprehensive (loss) income before reclassifications	(2,431)	172	24,237	(71,473)	(49,495)
Amounts reclassified from accumulated other comprehensive income	—	—	—	(1,624)	(1,624)

CY Change	(2,431)	172	24,237	(73,097)	(51,119)

Balance, December 31, 2013	$—	(741)	(19,994)	55,168	34,433

The following table shows the reclassifications out of accumulated other comprehensive (loss) income, net of taxes, for the year ended December 31:

Details about accumulated other comprehensive (loss) income components	2013	Consolidated statement of operations location
Unrealized gains/(losses) on securities available-for-sale:
	$ 2,498	Realized gains, excluding other-than-temporary impairment losses on securities

	(874)	Income tax current expense

Total reclassification for the year	$1,624	Total net gain

20	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company has no nonfinancial assets being used in a manner that differs from their highest and best use.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits and Separate account assets.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain mortgage-backed securities, certain corporate debt, certain private placements and certain foreign government debt securities.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities and certain corporate debt.

21	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. treasury securities and obligations of U.S. government	$3,961	10,384	—	14,345
Obligations of states and political subdivisions	—	211,255	—	211,255
Debt securities issued by foreign governments	—	76	—	76
Corporate	—	1,280,604	5,429	1,286,033
Asset-backed	—	160,691	21,621	182,312
Mortgage-backed	—	304,767	—	304,767
Equity Securities	3	8,949	—	8,952
Short-term investments securities lending collateral	—	78,790	—	78,790
Other assets:
Cash	71,390	—	—	71,390
Assets held in separate accounts	274,182	—	—	274,182

Total assets	$349,536	2,055,516	27,050	2,432,102

22	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. treasury securities and obligations of U.S. government	$—	16,119	—	16,119
Obligations of states and political subdivisions	—	167,466	—	167,466
Debt securities issued by foreign governments	—	156	—	156
Corporate	—	1,350,693	10,358	1,361,051
Asset-backed	—	159,674	35,931	195,605
Mortgage-backed	—	290,483	—	290,483
Equity Securities	2	5,409	—	5,411
Short-term investments securities lending collateral	—	84,357	—	84,357
Other assets:
Cash	88,905	—	—	88,905
Assets held in separate accounts	235,538	—	—	235,538

Total assets	$324,445	2,074,357	46,289	2,445,091

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

23	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Cash – Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1.

Short-term investments – Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below.

Fixed maturity and equity securities – As discussed in note 2(b), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

As discussed in note 2(b), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

Separate account assets – Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the Separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

24	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments
		Asset -	Total
	Corporate	backed	assets
December 31, 2011	$6,230	33,512	39,742
Net investment gains/(losses):
In earnings (realized and unrealized)[1]	(4)	(174)	(178)
Unrealized in OCI[2]	104	69	173
Purchases	—	9,873	9,873
Settlements	(1,276)	(9,203)	(10,479)
Transfers into Level 3	5,304	1,854	7,158
Transfers out of Level 3	—	—	—

December 31, 2012	10,358	35,931	46,289
Net investment gains/(losses):
In earnings (realized and unrealized)[1]	(1)	(305)	(306)
Unrealized in OCI[2]	5	264	269
Purchases	603	1,669	2,272
Settlements	(1,349)	(8,977)	(10,326)
Transfers into Level 3	679	—	679
Transfers out of Level 3	(4,866)	(6,961)	(11,827)

December 31, 2013	$5,429	21,621	27,050

Change in unrealized gains/(losses):
Still held at December 31:
2012	$(2)	138	136

2013	$(1)	(305)	(306)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial insturments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.

25	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 are excluded from below due to limitations in being able to obtain the underlying inputs used from broker quotes.

						Impact of
	Assets/					increase in
	measured at	Valuation	Unobservable	Input/range of	Weighted	input on
	fair value	techniques(s)	input description	inputs	average	fair value
2013
Assets
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$18,654	Market pricing	Market prices	33-108	96	Increase
2012
Assets
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$22,208	Matrix pricing	Spread over Treasury yields	488 bps	488 bps	Decrease
		Market pricing	Market prices	30-108	94	Increase

Valuation Process for Fair Value Measurements Categorized within Level 3

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

26	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
2013
Assets
Securities available-for-sale:
Fixed maturity securities:
US Treasury securities	$—	—	3,961	—	—	—
Corporate	—	—	—	679	—	4,866
Asset-backed	—	—	—	—	—	6,961
2012
Assets
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	—	—	5,304	—	—
Asset-backed	—	—	—	1,854	—	—
Equity securities	—	—	2	—	—	—

During the year ended December 31, 2013, we transferred investments totaling $679 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. The Company transferred investments totaling $11,827 out of level 3 into level 2 as a result of the availability of observable pricing inputs for these securities. The Company transferred $3,961 of U.S. Treasury securities from Level 2 to Level 1 during 2013.

During the year ended December 31, 2012, we transferred investments totaling $7,158 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. The Company transferred $2 of exchange traded equities from Level 2 to Level 1 during 2012.

Fair Value Measurement on a Nonrecurring Basis

In 2013, the Company impaired three fixed maturity held-to-maturity securities and one mortgage loan on real estate and measured the securities and loan at fair value. In 2012, the Company impaired two fixed maturity held-to-maturity securities and measured the securities at fair value. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. These values were determined using third-party appraisals.

27	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

					Total
					realized
	Level 1	Level 2	Level 3	Total	losses
2013
Assets
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	904	904	400
Mortgage loans on real estate, net	—	—	683	683	34

Total assets	$—	—	1,587	1,587	434

2012
Assets
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	289	289	(879)
Mortgage loans on real estate, net	—	—	—	—	—

Total assets	$—	—	289	289	(879)

28	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
2013
Assets:
Fixed maturity held-to-maturity securities	$354,663	377,733	—	372,195	5,538
Mortgage loans on real estate	390,809	398,276	—	—	398,276
Policy loans	97,721	119,314	—	—	119,314
Liabilities
Investment contracts	$69,559	71,463	—	71,463	—
2012
Assets:
Fixed maturity held-to-maturity securities	$345,062	382,852	—	377,864	4,988
Mortgage loans on real estate	398,822	405,837	—	—	405,837
Policy loans	89,551	111,862	—	—	111,862
Liabilities
Investment contracts	$74,336	76,104	—	76,104	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally determined from an internal pricing matrix using credit spreads over Treasury yields. The Company has classified these fair values as Level 2 and Level 3 using the same valuation methodologies noted for fixed maturity securities above.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company has classified the fair value of mortgage loans using the discounted cash flow analysis as Level 3 since certain significant inputs such as credit rating are internal. The Company also has mortgage loans that are valued based on market observable quotes that we have classified as Level 2.

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations. The Company has classified these fair values as Level 3 since the expected life of the loan is based on internal assumptions.

29	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The Company has classified these fair values as Level 2 since the inputs are market observable.

Other policyholder funds – The carrying amount reported in the balance sheets for these instruments approximates their fair value.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2013	2012	2011
Gross investment income:
Securities available-for-sale
Fixed maturity securities	$103,117	101,221	102,402
Equity securities	521	51
Fixed maturity held-to-maturity securities	20,374	20,131	20,847
Mortgage loans on real estate	25,160	25,461	26,304
Policy loans	5,820	5,604	5,306
Short-term investments	208	906	1,634
Other	2,351	24	264

Total gross investment income	157,551	153,398	156,757
Investment expenses	(475)	(453)	(478)

Net investment income	$157,076	152,945	156,279

30	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Realized gains (losses) on investments
	2013	2012	2011
Securities available-for-sale
Fixed maturity securities	$(2,816)	1,699	7,757
Equity securities	903	—	—
Fixed maturity held-to-maturity securities	(104)	(484)	(3,152)
Mortgage loans on real estate	(111)	(329)	(264)

Total realized gains on investments	(2,128)	886	4,341
Change in valuation allowances for mortgage loans on real estate	56	67	904

Net realized gains on investments	$(2,072)	953	5,245

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $2,930, $2,085 and $4,909 for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, fixed maturity securities with a carrying value of $66,513, which had a cumulative write-down of $24,604 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total OTI by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2013
Corporate	$2,149	(137)	2,286
Asset-backed	—	(48)	48
Mortgage-backed	325	(271)	596

Total other-than-temporary impairment losses	$2,474	(456)	2,930

2012
Corporate	$—	(878)	878
Asset-backed	405	20	385
Mortgage-backed	(78)	(900)	822

Total other-than-temporary impairment losses	$327	(1,758)	2,085

2011
Corporate	$5,467	70	5,397
Asset-backed	(817)	(159)	(658)
Mortgage-backed	177	7	170

Total other-than-temporary impairment losses	$4,827	(82)	4,909

31	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2013	2012	2011
Cumulative credit loss, beginning of year	$21,674	22,081	28,917
New credit losses	2,474	72	5,015
Change in credit losses on securities included in the beginning balance	456	2,013	(106)

Subtotal	24,604	24,166	33,826
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	—	2,492	11,745

Cumulative credit loss, end of year	$24,604	21,674	22,081

32	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Amortized cost and estimated fair value of available-for-sale and held-to-maturity securities as of December 31:

	2013
		Gross	Gross		Non-
	Amortized	unrealized	unrealized	Estimated	credit
	cost	gains	losses	fair value	OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$13,382	1,304	(341)	14,345	—
Obligations of states and political subdivisions	220,943	3,221	(12,909)	211,255	—
Debt securities issued by foreign governments	75	1	—	76	—
Corporate	1,190,683	106,456	(11,106)	1,286,033	(50)
Asset-backed	179,137	4,136	(961)	182,312	(5,040)
Mortgage-backed	306,432	7,563	(9,228)	304,767	(9,676)

Total fixed maturity securities	$1,910,652	122,681	(34,545)	1,998,788	(14,766)

Equity securities	$11,263	113	(2,424)	8,952	—

Fixed maturity held-to-maturitysecurities:
U.S. Treasury securities and obligations of U.S. government	$3,569	261	—	3,830	—
Obligations of states and political subdivisions	1,795	402	—	2,197	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	348,299	24,853	(2,446)	370,706	—

Total held-to-maturity	$354,663	25,516	(2,446)	377,733	—

33	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2012
		Gross	Gross		Non-
	Amortized	unrealized	unrealized	Estimated	credit
	cost	gains	losses	fair value	OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$13,429	2,739	(49)	16,119	—
Obligations of states and political subdivisions	156,382	11,215	(131)	167,466	—
Debt securities issued by foreign governments	151	5	—	156	—
Corporate	1,193,284	171,476	(3,709)	1,361,051	(1)
Asset-backed	190,186	7,481	(2,062)	195,605	(5,088)
Mortgage-backed	279,315	12,484	(1,316)	290,483	(9,947)

Total fixed maturity securities	$1,832,747	205,400	(7,267)	2,030,880	(15,036)

Equity securities	$5,263	159	(11)	5,411	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$3,797	496	—	4,293	—
Obligations of states and political subdivisions	1,875	560	—	2,435	(36)
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	338,390	37,470	(736)	375,124	—

Total held-to-maturity	$345,062	38,526	(736)	382,852	(36)

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

34	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2013	2012
Net unrealized gains, before adjustments and taxes	$85,825	198,281
Less:
Adjustment to future policy benefits and claims	1,141	1,405
Adjustment to deferred policy acquisition costs	30,761	68,048
Deferred federal income tax provision	18,872	45,090

Net unrealized gains	$35,051	83,738

An analysis of the change in net unrealized gains, before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2013	2012	2011
Securities available-for-sale:
Fixed maturity securities	$(109,997)	73,753	44,341
Equity securities	(2,459)	(35)	184

Change in net unrealized gains	$(112,456)	73,718	44,525

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and held-to-maturity as of December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2013.

	Fixed maturity securities
	Available-for-sale		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Due in one year or less	$92,616	94,699	9,825	10,082
Due after one year through five years	651,366	702,261	98,189	107,761
Due after five years through ten years	623,104	645,106	175,988	185,584
Due after ten years	543,566	556,722	70,661	74,306

Total	$1,910,652	1,998,788	354,663	377,733

35	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
2013
U.S. Treasury securities and obligations of U.S. government	$3,732	(341)	—	—	3,732	(341)
Obligations of states and political subdivisions	134,882	(12,909)	—	—	134,882	(12,909)
Corporate	253,560	(12,669)	9,540	(883)	263,100	(13,552)
Asset-backed	33,927	(402)	15,743	(559)	49,670	(961)
Mortgage-backed	127,450	(7,455)	17,144	(1,773)	144,594	(9,228)

Total fixed maturity securities	553,551	(33,776)	42,427	(3,215)	595,978	(36,991)
Equity securities	8,836	(2,422)	3	(2)	8,839	(2,424)

Total	$562,387	(36,198)	42,430	(3,217)	604,817	(39,415)

2012
U.S. Treasury securities and obligations of U.S. government	$2,030	(49)	—	—	2,030	(49)
Obligations of states and political subdivisions	13,711	(131)	—	—	13,711	(131)
Corporate	35,028	(2,239)	26,289	(2,206)	61,317	(4,445)
Asset-backed	11,520	(276)	14,425	(1,786)	25,945	(2,062)
Mortgage-backed	26,472	(496)	9,710	(820)	36,182	(1,316)

Total fixed maturity securities	88,761	(3,191)	50,424	(4,812)	139,185	(8,003)
Equity securities	1,492	(8)	10	(3)	1,502	(11)

Total	$90,253	(3,199)	50,434	(4,815)	140,687	(8,014)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(b), the Company regularly reviews its investment holdings for OTI. The Company has concluded securities in an unrealized loss position as of December 31, 2013 and 2012 were not OTI due to the Company’s ability and intent to hold the investments until recovery of fair value or amortized cost and for equities, anticipate a forecasted recovery in a reasonable period of time. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

36	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

	Less than	12 months
	12 months	or longer	Total
2013
99.9%-80%
U.S. Treasury securities and obligations of U.S. government	$(341)	—	(341)
Obligations of states and political subdivisions	(12,029)	—	(12,029)
Corporate	(12,399)	(883)	(13,282)
Asset-backed	(402)	(559)	(961)
Mortgage-backed	(7,455)	(1,773)	(9,228)
Below 80%
Obligations of states and political subdivisions	(880)	—	(880)
Corporate	(270)	—	(270)

Total	$(33,776)	(3,215)	(36,991)

2012
99.9%-80%
U.S. Treasury securities and obligations of U.S. government	$(49)	—	(49)
Obligations of states and political subdivisions	(131)	—	(131)
Corporate	(1,132)	(807)	(1,939)
Asset-backed	(276)	(1,786)	(2,062)
Mortgage-backed	(496)	(602)	(1,098)
Below 80%
Corporate	(1,107)	(1,399)	(2,506)
Mortgage-backed	—	(218)	(218)

Total	$(3,191)	(4,812)	(8,003)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of OTI. Unrealized losses increased from December 31, 2012 to December 31, 2013 due to increasing U.S. Treasury yields and related spreads.

For Corporate securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost basis of each security.

37	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent OTI as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities and for equities, anticipate a forecasted recovery in a reasonable period of time.

The following table summarizes fixed maturity securities available-for-sale activity:

	2013	2012	2011
Proceeds from the sale and maturity	$180,877	183,349	257,860

Gross realized gains on the sale and maturity	$341	846	9,503

Gross realized losses on the sale and maturity	$(1,204)	(255)	(215)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2013, 2012 or 2011.

Investments with a fair value of $4,086 and $2,918 as of December 31, 2013 and 2012, respectively, were on deposit with various regulatory agencies as required by law.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2013 and 2012, the Company received $78,790 and $84,357, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company had loaned securities with a fair value of $73,498 and $75,734, respectively, which are recognized in the balance sheets as part of investments available-for-sale.

38	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The components of other long-term investments were as follows as of December 31:

	2013	2012
Venture capital partnerships	$200	412
Receivable for securities	339	78

Total	$539	490

The Company invests in fixed maturity securities that could qualify as VIE’s, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 82% and 80% of the total liability for future policy benefits as of December 31, 2013 and 2012, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.4%, 4.5% and 4.7% for the years ended December 31, 2013, 2012 and 2011, respectively. Approximately 43% and 47%, as of December 31, 2013 and 2012, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.5% to 8.0%.

(a) Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b) Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

39	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(8)	Income Taxes

The provision for income taxes is as follows:

	2013	2012	2011
Current expense	$2,487	2,694	59,767
Deferred expense (benefit) *	20,529	10,989	(43,461)

Provision for income taxes	$23,016	13,683	16,306

*	2011 amount has been adjusted from amount previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

The following is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2013	2012	2011
Pre-tax income times U.S. enacted tax rate *	$25,424	17,296	17,061
Tax-preferred investment income	(382)	(433)	(266)
Transfer Pricing	(1,954)	(3,538)	0
Other, net	(72)	358	(489)

Provision for income taxes *	$23,016	13,683	16,306

Effective tax rate *	31.7%	27.7%	33.5%

*	2011 amount has been adjusted from amount previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

The Internal Revenue Service (“IRS”) completed the review of tax return years 2003 through 2010. The Company and IRS Appeals reached an agreement for tax return years 2003 through 2007 with no additional taxes due. No controversial issues were raised for tax return years 2009 and 2010. IRS Appeals is considering an issue raised for the 2008 tax return year concerning the computation of the Dividends Received Deduction on Separate account (“SA DRD”) assets held in connection with variable annuity and life contracts. The SA DRD issue was not raised in any other tax return years. During 2013, 2012 and 2011 tax return years, the Company recognized an income tax benefit of $296, $341 and $240, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. All tax and interest amounts have been settled with the IRS. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

40	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest relating to the IRS review, as noted above, has been recorded during 2013, 2012 and 2011.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2013	2012
Deferred tax assets:
Future policy benefits	$471,228	406,231
Mortgage loans on real estate	383	414
Capital loss carryforwards	—	6,828
Other	629	697

Total gross deferred tax assets	472,240	414,170

Deferred tax liabilities:
Deferred policy acquisition costs*	66,194	48,676
Fixed maturity securities available-for-sale	25,891	65,809
Reinsurance recoverable	399,093	324,890
Other	6,105	5,435

Total gross deferred tax liabilities	497,283	444,810

Net deferred tax liability	$25,043	30,640

*	2011 amount has been adjusted from amount previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

The Company has life subgroup capital loss carryforwards of $0 and $19,509 as of December 31, 2013 and 2012, respectively. All capital loss carryforwards have been fully utilized prior to expiration.

41	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(9)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund bonds and venture capital partnerships of $0 and $3,998 as of December 31, 2013 and 2012, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2013	2012
Commercial mortgage loans	$391,937	400,006
Valuation allowance	1,128	1,184

Net carrying value	$390,809	398,822

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 14% as of December 31, 2013 and 2012.

At December 31, 2013, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $51,371 and $43,877, respectively. At December 31, 2012, the states that exceeded 10% of the total loan portfolio were Texas, Ohio and California with carrying values of $47,768, $43,785 and $41,939, respectively.

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2013, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

42	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
	Greater than	1.8x to	1.5x to	1.2x to	1.0x to	Less than
LTV	2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Total
2013
0% - 50%	$49,544	19,535	44,742	74,032	24,385	11,747	223,985
50% - 60%	16,600	12,187	19,883	44,166	18,827	3,577	115,240
60% - 70%	7,565	2,950	11,934	18,746	4,358	5,143	50,696
70% - 80%	—	—	—	888	—	—	888
80% and greater	—	—	—	—	—	—	—

Total	$73,709	34,672	76,559	137,832	47,570	20,467	390,809

2012
0% - 50%	$45,742	24,854	30,826	70,218	24,394	2,686	198,720
50% - 60%	19,786	7,598	28,082	55,857	21,700	7,263	140,286
60% - 70%	6,217	3,951	19,202	23,736	2,823	2,975	58,904
70% - 80%	—	—	—	912	—	—	912
80% and greater	—	—	—	—	—	—	—

Total	$71,745	36,403	78,110	150,723	48,917	12,924	398,822

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

43	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

A rollforward of our valuation allowance is as follows:

	2013	2012
Beginning balance	$1,184	1,251
Provision	55	(67)
Charge-offs	(111)	—

Ending balance	$1,128	1,184

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment) as of December 31:

							Recorded
			90 days				investment >
	30-59 days	60-89 days	or more	Total			90 days and
	past due	past due	past due	past due	Current	Total	accruing
2013	$619	—	—	619	390,190	390,809	—

2012	$—	—	—	—	398,822	398,822	—

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2013 and 2012. Mortgage loan write downs were $146, $330 and $265, during 2013, 2012 and 2011, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

There were no mortgage loans on nonaccrual status as of December 31, 2013 and 2012.

The Company did not have any significant troubled debt restructurings of mortgage loans during 2013 or 2012.

44	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The recorded investment in an unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

		Unpaid		Average	Interest
	Recorded	principal	Related	recorded	income
	investment	balance	allowance	investment	recognized
2013
With an allowance recorded:
Commercial mortgages	$697	732	(35)	348	46

The Company sold certain mortgage loans to ONFS with a book value of $1,800 and $620 in 2013 and 2012, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

(10)	Regulatory RBC and Dividend Restrictions

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2013, the Company exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2013, the Company’s total adjusted capital and company action level RBC was $342,549 and $60,236, respectively, providing an RBC ratio of 569%. Additionally, as of December 31, 2013, the Company’s authorized control level RBC was $30,118.

The payment of dividends by the Company to its parent, ONLIC, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $31,000 may be paid by ONLAC to ONLIC in 2014 without prior approval. ONLAC paid dividends to ONLIC of $31,000, $34,000 and $24,640 in 2013, 2012 and 2011, respectively.

45	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(11)	Contingencies

ONLAC is a defendant in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial condition or results of operations.

(12)	Reinsurance

In the ordinary course of business, the Company reinsures certain risks with its parent, ONLIC, Montgomery Re, Inc., (“MONT”) and Kenwood Re, Inc., (“KENW”), affiliated reinsurers, and other insurance companies. Activities related to ceded business are as follows for the years ended December 31:

	2013
	Affiliate	Nonaffiliate
Premiums	$268,711	120,953
Claims incurred	58,059	102,915
Commission and expense allowances	19,751	9,062
Reinsurance recoverable:
Reserves for future policy benefits	811,737	331,362
Policy and contract claims payable	7,982	6,410
Cost of reinsurance, 2011 activity	2,122	5,929
Cost of reinsurance, 2012 activity	3,209	—

	2012
	Affiliate	Nonaffiliate
Premiums	$219,816	111,535
Claims incurred	64,812	95,568
Commission and expense allowances	5,383	12,045
Reinsurance recoverable:
Reserves for future policy benefits	607,150	339,228
Policy and contract claims payable	4,656	12,116
Cost of reinsurance, 2011 activity	3,887	6,407
Cost of reinsurance, 2012 activity	3,104	—

46	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2011
	Affiliate	Nonaffiliate
Premiums	$173,447	202,860
Claims incurred	54,852	105,419
Commission and expense allowances	133	48,788
Reinsurance recoverable:
Reserves for future policy benefits	423,783	343,998
Policy and contract claims payable	12,715	12,986
Cost of reinsurance, 2011 activity	4,626	6,774
Cost of reinsurance, 2008 activity	—	226

The Affiliate amounts in the above tables were related to certain risks reinsured to ONLIC, MONT and KENW.

ONLIC reinsures certain accident and health insurance policies and BOLI policies issued by the Company.

MONT reinsures certain term life policies and certain death benefit guarantee universal life policies issued by the Company.

KENW reinsures certain term life policies issued by the Company.

Effective May 1, 2011, the Company amended its existing reinsurance agreement with MONT to cede at 100% an additional inforce block of business. The ceded business consisted of 10 year term policies issued from January 1, 2009 to December 31, 2010 and certain death benefit guarantee universal life policies issued from March 23, 2002 to December 11, 2009. Additionally, certain 15 year and 20 year term policies issued from June 4, 2007 to December 31, 2010 that were previously reinsured in part with nonaffiliated reinsurers were also ceded to MONT at 100%.

Effective July 1, 2012, the Company amended its existing 100% coinsurance reinsurance agreement with MONT. The agreement was amended to include an additional 100% coinsurance reinsurance agreement to cede an inforce block of business to MONT. The ceded business consisted of two blocks. The first block consisted of 10, 15, and 20 year term policies issued from January 1, 2011 to December 31, 2011 and was ceded to MONT effective July 1, 2012. The second block was fully retained 10 year term policies issued between April 1, 2004 and June 30, 2008 which were recaptured from a nonaffiliated reinsurer and retroceded to MONT effective December 31, 2012.

Effective December 31, 2013, the Company amended its existing 100% coinsurance reinsurance agreement with MONT. The agreement states that the Company recaptured the blocks of business including 10 year term policies issued from January 1, 2009 to December 31, 2010, and 15 and 20 year term policies issued from June 4, 2007 to December 31, 2010.

47	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Effective December 31, 2013, the Company entered into a 100% coinsurance reinsurance agreement with KENW. The agreement included 100% coinsurance to cede two inforce blocks of business to KENW. The first block ceded 10 year term policies issued from January 1, 2009 to December 31, 2010, and 15 and 20 year term policies issued from June 4, 2007 to December 31, 2010 (excluding policies which were fully retained). The second block consisted of 10, 15 and 20 year term policies issued between January 1, 2012 and December 31, 2013.

Net traditional life and accident and health insurance premiums earned are summarized as follows for the years ended December 31:

	2013	2012	2011
Direct premiums earned	$368,903	332,689	293,931
Reinsurance assumed	715	812	879
Reinsurance ceded	(389,664)	(331,351)	(376,307)

Net premiums earned	$(20,046)	2,150	(81,497)

Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

(13)	Related Party Transactions

The Company shares common facilities and management with ONLIC. A written agreement, which either party may terminate upon thirty days notice, provides that ONLIC furnish personnel, space and supplies, accounting, data processing, and related services to ONLAC. ONLIC primarily uses multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and believes they are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services on its own. This agreement resulted in charges to the Company of approximately $52,593, $41,847, and $40,850 in 2013, 2012, and 2011, respectively. These amounts include pension costs for the personnel furnished to the Company.

48	(Continued)

Schedule I

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$13,382	14,345	14,345
Obligations of states and political subdivisions	220,943	211,255	211,255
Debt securities issued by foreign governments	75	76	76
Corporate securities	1,190,683	1,286,033	1,286,033
Asset-backed securities	179,137	182,312	182,312
Mortgage-backed securities	306,432	304,767	304,767

Total fixed maturity available-for-sale securities	1,910,652	1,998,788	1,998,788

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	5	116	116
Nonredeemable preferred stocks:	11,258	8,836	8,836

Total equity securities available-for-sale	11,263	8,952	8,952

Fixed maturity held-to-maturity securities:
Bonds:
U. S. Treasury securities and obligations of U.S. Government	3,569	3,830	3,569
Obligations of states and political subdivisions	1,795	2,197	1,795
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	348,299	370,706	348,299

Total fixed maturity held-to-maturity securities	354,663	377,733	354,663

Mortgage loans on real estate, net	391,937		390,809	[1]
Policy loans	97,721		97,721
Other long-term investments	3,208		539	[2]
Short-term investments securities landing collateral	78,790		78,790

Total investments	$2,848,234		2,930,262

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships.

See accompanying report of independent registered public accounting firm.

Schedule III

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
		Future policy
	Deferred	benefits,		Other policy
	policy	losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	Premiums [1]	payable [1]	revenue
2013:
Individual life insurance	$320,530	2,460,051			(25,025)
All other	4,671	1,286,913			4,979

Total	$325,201	3,746,964			(20,046)

2012:
Individual life insurance	$272,780	2,359,245			(2,834)
All other	4,000	1,116,112			4,984

Total	$276,780	3,475,357			2,150

2011:
Individual life insurance	$297,741	2,257,806			(86,698)
All other	4,054	946,764			5,201

Total	$301,795	3,204,570			(81,497)

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premium
Year segment	income [2]	expenses	costs	expenses [2]	written[3]
2013:
Individual life insurance	$155,089	102,040	26,981	47,835
All other	1,987	8,376	658	3,371

Total	$157,076	110,416	27,639	51,206

2012:
Individual life insurance	$154,283	129,084	43,590	46,603
All other	(1,338)	8,860	739	2,802

Total	$152,945	137,944	44,329	49,405

2011:
Individual life insurance	$146,970	75,942	53,812	15,461
All other	9,309	5,744	917	2,078

Total	$156,279	81,686	54,729	17,539

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2013:
Life insurance in force	$140,476,852	125,449,522	—	15,027,330	—%
Premiums:
Life insurance	$351,149	376,174	—	(25,025)	—%
Accident and health insurance	17,754	13,490	715	4,979	14.4%

Total	$368,903	389,664	715	(20,046)	(3.6)%

2012:
Life insurance in force	$133,438,809	109,698,487	—	23,740,322	—%
Premiums:
Life insurance	$315,189	318,023	—	(2,834)	—%
Accident and health insurance	17,500	13,328	812	4,984	16.3%

Total	$332,689	331,351	812	2,150	37.8%

2011:
Life insurance in force	$126,675,165	104,855,949	—	21,819,216	—%
Premiums:
Life insurance	$276,540	363,213	(25)	(86,698)	—%
Accident and health insurance	17,391	13,094	904	5,201	17.4%

Total	$293,931	376,307	879	(81,497)	(1.1)%

See accompanying report of independent registered public accounting firm.

Schedule V

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2013:
Valuation allowances – mortgage loans on real estate	$1,184	55	—	(111)	1,128
2012:
Valuation allowances – mortgage loans on real estate	$1,251	(67)	—	—	1,184
2011:
Valuation allowances – mortgage loans on real estate	$2,155	(904)	—	—	1,251

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account R

Form N-6

Part C

Other Information

Item 26. Exhibits

The exhibits to this Registration Statement are listed below:

26(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Ohio National Variable Account R was filed as Exhibit 1.(1) of the Registrant’s registration statement on Form S-6 on October 31, 2001(File no. 333-16133) and is incorporated by reference herein.

26(b)	N/A
26(c)

Principal Underwriting Agreement for Variable Life Insurance, with compensation schedule, between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s registration statement on Form S-6 on April 27, 1998 (File no. 333-16133) and is incorporated by reference herein.

Variable Policy Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

26(d)

Flexible Premium Life Insurance Policy, Form 00-VL-1 was filed as Exhibit 5 of Post-Effective Amendment No. 9 of the Registrant’s registration statement on Form S-6 filed on October 31, 2001 (File No. 333-16133) and is incorporated by reference herein.

26(e)

Variable Life Insurance Application Supplement: Suitability Information was filed as Exhibit 10 of Post-Effective Amendment No. 9 of the Registrant’s registration statement on Form S-6 filed on October 31, 2001 (File No. 333-16133) and is incorporated by reference herein.

26(f)

Articles of Incorporation of the Depositor were filed as Exhibit 1.(6)(a) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

Code of Regulations (by-laws) of the Depositor were filed as Exhibit 1(6)(b) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

26(g)	N/A
26(h)

Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Fund Participation Agreement between Depositor and Neuberger Berman Advisers Management Trust was filed as Exhibit (3)(h) of Post-Effective Amendment No. 51 of Ohio National Variable Account — A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Amendment to Fund Participation Agreement between Depositor and The Universal Institutional Funds was filed as Exhibit (3)(i) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

First Amendment to the Participation Agreement by and between Salomon Brothers Variable

Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

26(i)

Service Agreement between the Depositor and The Ohio National Life Insurance Company was filed as Exhibit 1.(8) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

26(j)	N/A
26(k)	Legal Opinion was filed as Exhibit 99(k) of Amendment No. 17 of the Registrant’s Form N-6 on February 5, 2005 (File No. 333-16133) and is incorporated by reference herein.
26(l)	N/A
26(m)	N/A
26(n)	Consent of KPMG LLP is filed herewith as Exhibit 26(n).
26(o)	N/A
26(p)	N/A

26(q)

Memorandum describing the Depositor’s purchase, transfer, redemption and conversion procedures for the policies was filed as Exhibit 26(q) of the Registrant’s registration statement on Form N-6, Post-Effective Amendment No. 6 on April 30, 2014 (File No. 333-153020) and is incorporated by reference herein.

Item 27. Directors and Officers of the Depositor

Name	Relationship with Company

Thomas A. Barefield	Director, Executive Vice President, Distribution
Howard C. Becker	Executive Vice President & Chief Administrative Officer
G. Timothy Biggs	Vice President, Mortgages & Real Estate
Jeffery A. Bley	Vice President, ONESCO Operations
Richard J. Bodner	Senior Vice President, Insurance Operations
Philip C. Byrde	Vice President, Fixed Income Securities
Christopher J. Calabro	Vice President, Career Marketing
Christopher A. Carlson	Executive Vice President & Chief Investment Officer
J. Craig Collins	Vice President, PGA Marketing, Southeast Division
Robert W. Conway	Vice President, PGA Marketing, Eastern Division
H. Douglas Cooke	Senior Vice President, Institutional Sales
Rocky Coppola	Vice President and Controller
Cletus L. Davis	Senior Tax Officer
John A. DelPozzo	Senior Vice President, PGA Marketing
Michael J. DeWeirdt	Vice President, Derivatives
Ronald J. Dolan	Director, Vice Chairman and Chief Risk Officer
Anthony G. Esposito	Senior Vice President, Human Resources and Corporate Services

Joseph M. Fischer	Assistant Secretary
Rosemary L. Gatto	Vice President, Claims
Paul J. Gerard	Senior Vice President, Investments
Robert K. Gongwer	Vice President, Taxes
Diane S. Hagenbuch	Senior Vice President, Corporate Relations & Communications
Kristal E. Hambrick	Executive Vice President and Chief Product Officer
Michael F. Haverkamp	Director, Senior Vice President, General Counsel and Assistant Secretary
Ronald G. Heibert	Senior Vice President & Chief Corporate Actuary
Cynthia Howell	Vice President, Information Technology
Gary T. Huffman	Director, Chairman, President and Chief Executive Officer
John M. Lennon	Vice President, National Sales Manager Group Retirement Plans
Jed R. Martin	Vice President, Private Placements
Elizabeth F. Martini	Vice President & Counsel
Therese S. McDonough	Vice President & Secretary
William J. McFadden	Vice President, PGA Marketing, Western Division

Angela C. Meehan	Vice President, Corporate and Marketing Communications

Stephen R. Murphy	Senior Vice President, Capital Management
Jeffrey K. Oehler	Vice President, Information Systems
William C. Price	Vice President & Assistant General Counsel
Arthur J. Roberts	Senior Vice President & Chief Financial Officer
Joseph R. Sander	Vice President and Treasurer
William G. Schlechter M.D.	Vice President and Medical Director
James C. Smith	Senior Vice President, Internal Audit and Compliance
Raymond D. Spears	Vice President, Chief Underwriting Officer
Tracey L. Spikes	Vice President, PGA Marketing, South Central Division
Kenneth E. Stehlin	Vice President, FASTeam
Annette Teders	Vice President, Private Placements
Gregory J. Trankle	Vice President, PGA Marketing, Southwest Division

Barbara A. Turner	Senior Vice President and Chief Compliance Officer

Paul J. Twilling	Senior Vice President, Information Technology
Andrew J. VanHoy	Vice President, ONESCO Compliance
Michael C. Vogel	Vice President, Information Systems
Pamela A. Webb	Vice President, Human Resources
Trisha M. Weiner	Vice President, Internal Marketing
Peter Whipple	Vice President, Life Product Management
Nicholas A. Vision	Tax Officer

The principal business address is One Financial Way, Cincinnati, Ohio 45242.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%
Ohio National Sudamerica S.A. (insurance company)	Chile	0.01%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc.	Vermont	100%

(captive reinsurance company)
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, LLC, a holding company organized under the laws of Delaware, and (2) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (3) 0.01% of the voting securities of Ohio do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns (1) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile, and (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

Ohio National Seguros de Vida S.A. (Chilean insurance company) owns 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

Item 29. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

“Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future

Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.”

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

“If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Six of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled”.

Item 30. Principal Underwriter

The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A, B and D, other separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and other policies issues by Ohio National Variable Account R, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Gary T. Huffman	Director, Chairman and President

Thomas A. Barefield	Director, Executive Vice President

Michael F. Haverkamp	Director and Secretary

Barbara A. Turner	Director and Senior Vice President
H. Douglas Cooke	Senior Vice President

Jeffrey A. Bley, Jr.	Vice President, Operations
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer
Robert K. Gongwer	Vice President and Tax Officer
Cletus L. Davis	Tax Officer
Bradley T. Owens	Tax Officer

Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions
$573,461	None	None

Item 31. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)   Journals and other records of original entry:

  Ohio National Life Assurance Corporation (“Depositor”)

  One Financial Way

  Montgomery, Ohio 45242

(2)   General and auxiliary ledgers:

   Depositor

(3)  Securities records for portfolio securities:

   Depositor

(4)  Corporate charter, by-laws and minute books:

  Registrant has no such documents.

(5)  Records of brokerage orders:

  Not applicable.

(6)  Records of other portfolio transactions:

   Depositor

(7)  Records of options:

  Not applicable

(8)  Records of trial balances:

   Depositor

(9)  Quarterly records of allocation of brokerage orders and commissions:

  Not applicable

(10)  Records identifying person or group authorizing portfolio transactions:

   Depositor

(11)  Files of advisory materials:

  Not applicable

(12)  Other records

  Depositor

Item 32. Management Services

None

Item 33. Fee Representation

Representations pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended;

Ohio National Life Assurance Corporation represents that the fees and charges deducted under the policy, in the aggregate are reasonable in relation to the services to be rendered, the expenses expected to be incurred and the risks assumed by Ohio National Life Assurance Corporation.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account R certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf in the City of Montgomery and State of Ohio on the 30th day of April, 2014.

Ohio National Variable Account R

(Registrant)

By OHIO NATIONAL LIFE ASSURANCE CORPORATION

(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick

Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, the depositor has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 30th day of April, 2014.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick

Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President and Chief Executive Officer and Director (Principal Executive Officer)	April 30, 2014
/s/ Ronald J. Dolan Ronald J. Dolan	Vice Chairman and Chief Risk Officer	April 30, 2014
/s/ Michael F. Haverkamp Michael F. Haverkamp	Director, Senior Vice President & General Counsel, Assistant Secretary	April 30, 2014
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President, Chief Financial Officer (Principal Accounting and Principal Financial Officer)	April 30, 2014
/s/ Thomas A. Barefield Thomas A. Barefield	Director, Executive Vice President, Distribution	April 30, 2014

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

26(n)	Consent of KPMG LLP